GE LIFE & ANNUITY SEPARATE ACCOUNT 4

Financial Statements

Year ended December 31, 2003

(With Independent Auditors’ Report Thereon)

GE LIFE & ANNUITY SEPARATE ACCOUNT 4

December 31, 2003

Independent Auditors’ Report

Contract Owners

GE Life & Annuity Separate Account 4

and

The Board of Directors

GE Life and Annuity Assurance Company:

We have audited the accompanying statements of assets and liabilities of GE Life & Annuity Separate Account 4 (the Account) (comprising the AIM Variable Insurance Funds — AIM V.I. Aggressive Growth Fund — Series I Shares, AIM V.I Basic Value Fund — Series II Shares, AIM V.I. Capital Appreciation Fund — Series I Shares, AIM V.I. Capital Development Fund — Series I Shares, AIM V.I. Core Equity Fund — Series I Shares, AIM V.I. Global Utilities Fund —Series I Shares, AIM V.I. Government Securities Fund — Series I Shares, AIM V.I. Growth Fund — Series I Shares, AIM V.I. New Technology Fund — Series I Shares, AIM V.I. Premier Equity Fund — Series I Shares; The Alger American Fund — Alger American Growth Portfolio — Class O Shares, Alger American Small Capitalization Portfolio — Class O Shares; AllianceBernstein Variable Products Series Fund, Inc. — Growth and Income Portfolio — Class B, Premier Growth Portfolio — Class B, Quasar Portfolio — Class B, Technology Portfolio — Class B; American Century Variable Portfolios, Inc — VP Income & Growth Fund — Class I, VP Ultra Fund — Class I; Dreyfus — Dreyfus Investment Portfolios —Emerging Markets Portfolio — Initial Shares, The Dreyfus Socially Responsible Growth Fund, Inc. — Initial Shares; Eaton Vance Variable Trust — VT Floating — Rate Income Fund, VT Income Fund of Boston, VT Worldwide Health Sciences Fund; Federated Insurance Series — Federated American Leaders Fund II — Primary Shares, Federated Capital Income Fund II, Federated High Income Bond Fund II — Primary Shares, Federated High Income Bond Fund II — Service Shares, Federated International Small Company Fund II, Federated Kaufmann Fund II — Service Shares; Fidelity Variable Insurance Products Fund (VIP) — VIP Equity-Income Portfolio — Initial Class, VIP Equity-Income Portfolio — Service Class 2, VIP Growth Portfolio — Initial Class, VIP Growth Portfolio — Service Class 2, VIP Overseas Portfolio — Initial Class; Fidelity Variable Insurance Products Fund II (VIP II) — VIP II Asset ManagerSM Portfolio — Initial Class, VIP II Contrafund® Portfolio — Initial Class, VIP II Contrafund® Portfolio — Service Class 2; Fidelity Variable Insurance Products Fund III (VIP III) — VIP III Dynamic Capital Appreciation Portfolio — Service Class 2, VIP III Growth & Income Portfolio —Initial Class, VIP III Growth & Income Portfolio — Service Class 2, VIP III Growth Opportunities Portfolio — Initial Class, VIP III Mid Cap Portfolio — Initial Class, VIP III Mid Cap Portfolio — Service Class 2; Franklin Templeton Variable Insurance Products Trust — Templeton Foreign Securities Fund — Class 2 Shares, Templeton Global Asset Allocation Fund — Class 2 Shares; GE Investments Funds, Inc. — Global Income Fund, Income Fund, International Equity Fund, Mid-Cap Value Equity Fund, Money Market Fund, Premier Growth Equity Fund, Real Estate Securities Fund, S&P 500® Index Fund, Small-Cap Value Equity Fund, Total Return Fund, U.S. Equity Fund, Value Equity Fund; Goldman Sachs Variable Insurance Trust — Goldman Sachs Growth and Income Fund, Goldman Sachs Mid Cap Value Fund; Greenwich Street Series Fund —Salomon Brothers Variable Emerging Growth Fund — Class II; Janus Aspen Series — Balanced Portfolio — Institutional Shares, Balanced Portfolio — Service Shares, Capital Appreciation Portfolio — Institutional Shares, Capital Appreciation Portfolio — Service Shares, Core Equity Portfolio — Institutional Shares, Flexible Income Portfolio — Institutional Shares, Global Life Sciences Portfolio — Service Shares, Global Technology Portfolio — Service Shares, Growth Portfolio —Institutional Shares, Growth Portfolio — Service Shares, International Growth Portfolio — Institutional Shares, International Growth Portfolio — Service Shares, Mid Cap Growth Portfolio — Institutional Shares, Mid Cap Growth Portfolio — Service Shares, Worldwide Growth Portfolio — Institutional Shares, Worldwide Growth Portfolio —Service Shares; J.P. Morgan Series Trust II — Bond Portfolio, International Opportunities Portfolio, Mid Cap Value Portfolio; MFS® Variable Insurance Trust — MFS® Investors Growth Stock Series — Service Class Shares, MFS® Investors Trust Series — Service Class Shares, MFS® New Discovery Series — Service Class Shares, MFS® Total Return Series —Service Class Shares, MFS® Utilities Series — Service Class Shares; Nations Separate Account Trust — Nations Marsico Growth Portfolio, Nations Marsico International Opportunities Portfolio; Oppenheimer Variable Account Funds —Oppenheimer Aggressive Growth Fund/VA, Oppenheimer Aggressive Growth Fund/VA — Service Shares, Oppenheimer Bond Fund/VA, Oppenheimer Capital Appreciation Fund/VA, Oppenheimer Capital Appreciation Fund/VA — Service Shares, Oppenheimer Global Securities Fund/VA — Service Shares, Oppenheimer High Income Fund/VA, Oppenheimer Main Street Fund/VA — Service Shares, Oppenheimer Main Street Small Cap Fund/VA — Service Shares, Oppenheimer Multiple Strategies Fund/VA; PBHG Insurance Series Fund, Inc. — PBHG Growth II Portfolio, PBHG Large Cap Growth Portfolio; PIMCO Variable Insurance Trust — Foreign Bond Portfolio — Administrative Class Shares, High Yield Portfolio — Administrative Class Shares, Long-Term U.S. Government Portfolio — Administrative Class Shares, Total Return Portfolio — Administrative Class Shares; The Prudential Series Fund, Inc. — Jennison Portfolio — Class II, Jennison 20/20 Focus Portfolio —

Class II, SP Jennison International Growth Portfolio — Class II, SP Prudential U.S. Emerging Growth Portfolio — Class II; Rydex Variable Trust — OTC Fund; Salomon Brothers Variable Series Fund Inc — Salomon Brothers Variable Investors Fund  —  Class I, Salomon Brothers Variable All Cap Fund — Class II, Salomon Brothers Variable Strategic Bond Fund —Class I, Salomon Brothers Variable Total Return Fund — Class I; Scudder Variable Series II — Scudder Technology Growth Portfolio — Class B Shares and Van Kampen Life Investment Trust — Comstock Portfolio — Class II Shares, Emerging Growth Portfolio — Class II Shares) as of December 31, 2003, the related statements of operations for the year or lesser period then ended, the statements of changes in net assets for each of the years or lesser periods in the two-year period then ended, and the financial highlights for each of the years or lesser periods in the three year period then ended. These financial statements and financial highlights are the responsibility of the Account’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2003, by correspondence with the underlying mutual funds or their transfer agent. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the respective portfolios constituting GE Life & Annuity Separate Account 4 as of December 31, 2003, the results of their operations for the year or lesser period then ended, the changes in their net assets for each of the years or lesser periods in the two year period ended then ended, and their financial highlights for each of the years or lesser periods in the three-year period then ended, in conformity with accounting principles generally accepted in the United States of America.

/s/ KPMG LLP

Richmond, Virginia

February 18, 2004

GE LIFE & ANNUITY SEPARATE ACCOUNT 4

Statements of Assets and Liabilities

December 31, 2003

	AIM Variable Insurance Funds
	AIM V.I. Aggressive Growth Fund — Series I Shares	AIM V.I. Basic Value Fund — Series II Shares	AIM V.I. Capital Appreciation Fund — Series I Shares	AIM V.I. Capital Development Fund — Series I Shares	AIM V.I. Core Equity Fund — Series I Shares	AIM V.I. Global Utilities Fund — Series I Shares	AIM V.I. Government Securities Fund — Series I Shares	AIM V.I. Growth Fund — Series I Shares	AIM V.I. New Technology Fund — Series I Shares	AIM V.I. Premier Equity Fund — Series I Shares
Assets
Investments at fair market value (note 2a):	$1,125	7,588,743	22,096,954	5,140	1,399	1,753	690,945	10,934,059	114,351	35,773,400
Dividend receivable	—	—	—	—	—	—	—	—	—	—
Receivable from affiliate (note 4b)	—	328	828	—	—	—	—	372	—	313
Receivable for units sold	—	54,899	6,312	—	—	—	—	1,972	—	27,433

Total assets	1,125	7,643,970	22,104,094	5,140	1,399	1,753	690,945	10,936,403	114,351	35,801,146

Liabilities
Accrued expenses payable to affiliate (note 4c)	1	318	949	—	1	1	15	470	3	1,551
Payable for units withdrawn	—	—	—	1	—	—	256,128	—	—	9,407

Total liabilities	1	318	949	1	1	1	256,143	470	3	10,958

Net assets attributable to:
Variable deferred annuity contract owners in the accumulation period	$1,124	7,643,652	22,103,145	5,139	1,398	1,752	434,802	10,935,933	114,348	35,790,188
Variable deferred annuity contract owners in the annuitization period	—	—	—	—	—	—	—	—	—	—
GE Life and Annuity Assurance Company (note 4d)

Net assets	$1,124	7,643,652	22,103,145	5,139	1,398	1,752	434,802	10,935,933	114,348	35,790,188

Outstanding units (notes 2b, 4a, and 5): Type I	—	—	—	—	—	—	—	—	—	—

Net asset value per unit: Type I	$—	—	—	—	—	—	—	—	—	—

Outstanding units (notes 2b, 4a, and 5): Type II	—	—	—	—	—	—	—	—	—	—

Net asset value per unit: Type II	$—	—	—	—	—	—	—	—	—	—

Outstanding units (notes 2b, 4a, and 5): Type III	—	218,124	819,887	—	—	—	—	428,522	—	1,650,553

Net asset value per unit: Type III	$—	12.90	7.19	—	—	—	—	5.77	—	7.36

Outstanding units (notes 2b, 4a, and 5): Type IV	—	9,830	73,176	—	—	—	—	45,289	—	135,714

Net asset value per unit: Type IV	$—	12.90	7.17	—	—	—	—	5.77	—	7.35

Outstanding units (notes 2b, 4a, and 5): Type V	171	—	319	506	194	292	36,083	—	39,843	—

Net asset value per unit: Type V	$6.59	—	6.11	10.15	7.21	6.00	12.05	—	2.87	—

Outstanding units (notes 2b, 4a, and 5): Type VI	—	105,970	1,804,935	—	—	—	—	1,407,142	—	2,590,484

Net asset value per unit: Type VI	$—	12.90	5.87	—	—	—	—	4.31	—	6.19

Outstanding units (notes 2b, 4a, and 5): Type VII	—	60,892	753,640	—	—	—	—	499,360	—	1,001,733

Net asset value per unit: Type VII	$—	12.89	5.83	—	—	—	—	4.28	—	6.15

Outstanding units (notes 2b, 4a, and 5): Type VIII	—	—	—	—	—	—	—	—	—	—

Net asset value per unit: Type VIII	$—	—	—	—	—	—	—	—	—	—

Outstanding units (notes 2b, 4a, and 5): Type IX	—	197,609	56,467	—	—	—	—	—	—	38,071

Net asset value per unit: Type IX	$—	12.91	12.27	—	—	—	—	—	—	11.79

Investments in securities, at cost	$1,073	6,991,999	20,709,495	4,218	1,298	1,640	698,358	11,028,023	114,592	37,687,370

Shares outstanding	106	715,244	1,038,391	404	67	157	56,496	737,293	32,486	1,768,334

GE LIFE & ANNUITY SEPARATE ACCOUNT 4

Statements of Assets and Liabilities, Continued

December 31, 2003

	The Alger American Fund		AllianceBernstein Variable Products Series Fund, Inc.				American Century Variable Portfolios, Inc.		Dreyfus
	Alger American Growth Portfolio — Class O Shares	Alger American Small Capitalization Portfolio — Class O Shares	Growth and Income Portfolio — Class B	Premier Growth Portfolio — Class B	Quasar Portfolio — Class B	Technology Portfolio — Class B	VP Income & Growth Fund — Class I	VP Ultra Fund — Class I	Dreyfus Investment Portfolios-Emerging Markets Portfolio — Initial Shares	The Dreyfus Socially Responsible Growth Fund, Inc. — Initial Shares
Assets
Investments at fair market value (note 2a):	$153,054,696	81,687,076	165,229,259	29,675,493	8,665,419	2,792,753	3,101	1,412	—	5,915,144
Dividend receivable	—	—	—	—	—	—	—	—	—	—
Receivable from affiliate (note 4b)	617	2,203	5,071	1,272	66	43	—	—	—	43
Receivable for units sold	40,257	48,375	429,283	6,113	2,045	33,104	—	—	—	—

Total assets	153,095,570	81,737,654	165,663,613	29,682,878	8,667,530	2,825,900	3,101	1,412	—	5,915,187

Liabilities
Accrued expenses payable to affiliate (note 4c)	6,143	3,262	6,995	1,273	386	119	1	1	—	253
Payable for units withdrawn	67,776	136,549	14,330	—	180,530	103,975	—	—	—	—

Total liabilities	73,919	139,811	21,325	1,273	180,916	104,094	1	1	—	253

Net assets attributable to:
Variable deferred annuity contract owners in the accumulation period	$152,884,564	81,540,840	165,642,288	29,681,605	8,486,614	2,721,806	3,100	1,411	—	5,914,934
Variable deferred annuity contract owners in the annuitization period	137,087	57,003	—	—	—	—	—	—	—	—
GE Life and Annuity Assurance Company (note 4d)

Net assets	$153,021,651	81,597,843	165,642,288	29,681,605	8,486,614	2,721,806	3,100	1,411	—	5,914,934

Outstanding units (notes 2b, 4a, and 5): Type I	444,453	512,921	107,521	—	—	—	—	—	—	—

Net asset value per unit: Type I	$16.87	8.86	12.32	—	—	—	—	—	—	—

Outstanding units (notes 2b, 4a, and 5): Type II	5,247,344	5,512,357	848,567	—	—	—	—	—	—	—

Net asset value per unit: Type II	$16.53	8.68	12.30	—	—	—	—	—	—	—

Outstanding units (notes 2b, 4a, and 5): Type III	6,573,979	3,662,079	4,535,288	1,395,367	221,495	57,664	—	—	—	68,554

Net asset value per unit: Type III	$8.00	7.16	10.47	6.65	8.85	13.17	—	—	—	6.55

Outstanding units (notes 2b, 4a, and 5): Type IV	817,059	430,824	564,379	80,499	87,421	3,490	—	—	—	15,113

Net asset value per unit: Type IV	$7.58	6.93	10.45	6.64	8.84	13.17	—	—	—	6.54

Outstanding units (notes 2b, 4a, and 5): Type V	—	—	—	—	—	—	—	—	—	—

Net asset value per unit: Type V	$—	—	—	—	—	—	—	—	—	—

Outstanding units (notes 2b, 4a, and 5): Type VI	—	—	6,291,612	2,454,099	594,269	61,807	247	119	—	805,524

Net asset value per unit: Type VI	$—	—	10.56	5.40	7.29	13.18	12.54	11.85	—	5.70

Outstanding units (notes 2b, 4a, and 5): Type VII	—	—	2,585,197	1,076,259	196,320	10,640	—	—	—	137,028

Net asset value per unit: Type VII	$—	—	10.49	5.36	7.24	13.50	—	—	—	5.66

Outstanding units (notes 2b, 4a, and 5): Type VIII	—	—	—	—	—	—	—	—	—	—

Net asset value per unit: Type VIII	$—	—	—	—	—	—	—	—	—	—

Outstanding units (notes 2b, 4a, and 5): Type IX	—	—	564,218	73,654	—	72,698	—	—	—	—

Net asset value per unit: Type IX	$—	—	12.30	11.50	—	13.18	—	—	—	—

Investments in securities, at cost	$194,937,285	86,920,211	149,671,272	31,329,029	7,615,748	2,612,681	2,359	1,185	—	7,118,401

Shares outstanding	4,597,618	4,700,062	7,642,426	1,391,256	859,665	194,617	472	154	—	248,640

GE LIFE & ANNUITY SEPARATE ACCOUNT 4

Statements of Assets and Liabilities, Continued

December 31, 2003

	Eaton Vance Variable Trust			Federated Insurance Series
	VT Floating-Rate Income Fund	VT Income Fund of Boston	VT Worldwide Health Sciences Fund	Federated American Leaders Fund II — Primary Shares	Federated Capital Income Fund II	Federated High Income Bond Fund II — Primary Shares	Federated High Income Bond Fund II — Service Shares	Federated International Small Company Fund II	Federated Kaufmann Fund II — Service Shares
Assets
Investments at fair market value (note 2a):	$9,594,345	23,734	6,218,467	71,184,533	26,008,555	75,949,683	43,270,169	—	13,947,952
Dividend receivable	15,491	—	—	—	—	—	—	—	—
Receivable from affiliate (note 4b)	—	—	192	—	255	82	1,691	—	392
Receivable for units sold	1,608	—	333,018	—	110,795	—	52,673	—	53,890

Total assets	9,611,444	23,734	6,551,677	71,184,533	26,119,605	75,949,765	43,324,533	—	14,002,234

Liabilities
Accrued expenses payable to affiliate (note 4c)	15,533	2	268	2,881	1,066	3,132	1,863	—	596
Payable for units withdrawn	13,843	—	174	155,423	1,562	57,179	137	—	148,938

Total liabilities	29,376	2	442	158,304	2,628	60,311	2,000	—	149,534

Net assets attributable to:
Variable deferred annuity contract owners in the accumulation period	$9,582,068	23,732	6,551,235	71,026,229	26,113,991	75,818,435	43,322,533	—	13,852,700
Variable deferred annuity contract owners in the annuitization period	—	—	—	—	2,986	71,019	—	—	—
GE Life and Annuity Assurance Company (note 4d)

Net assets	$9,582,068	23,732	6,551,235	71,026,229	26,116,977	75,889,454	43,322,533	—	13,852,700

Outstanding units (notes 2b, 4a, and 5): Type I	—	—	—	184,208	127,652	198,390	—	—	—

Net asset value per unit: Type I	$—	—	—	16.93	13.15	16.93	—	—	—

Outstanding units (notes 2b, 4a, and 5): Type II	—	—	—	2,902,267	1,409,390	2,601,893	—	—	—

Net asset value per unit: Type II	$—	—	—	16.61	12.86	16.55	—	—	—

Outstanding units (notes 2b, 4a, and 5): Type III	334,399	—	170,772	1,803,370	828,070	2,387,220	1,293,271	—	249,724

Net asset value per unit: Type III	$10.13	—	11.90	9.85	7.07	10.62	11.92	—	13.30

Outstanding units (notes 2b, 4a, and 5): Type IV	50,865	—	10,439	219,699	68,122	399,719	356,817	—	41,392

Net asset value per unit: Type IV	$10.13	—	11.89	8.82	6.74	10.30	11.90	—	13.30

Outstanding units (notes 2b, 4a, and 5): Type V	—	—	—	—	—	—	—	—	—

Net asset value per unit: Type V	$—	—	—	—	—	—	—	—	—

Outstanding units (notes 2b, 4a, and 5): Type VI	76,569	2,134	158,231	—	—	—	1,277,996	—	342,976

Net asset value per unit: Type VI	$10.11	11.12	13.32	—	—	—	11.01	—	13.31

Outstanding units (notes 2b, 4a, and 5): Type VII	132,120	—	61,139	—	—	—	705,085	—	150,615

Net asset value per unit: Type VII	$10.08	—	12.81	—	—	—	10.93	—	13.29

Outstanding units (notes 2b, 4a, and 5): Type VIII	—	—	—	—	—	—	—	—	—

Net asset value per unit: Type VIII	$—	—	—	—	—	—	—	—	—

Outstanding units (notes 2b, 4a, and 5): Type IX	352,412	—	126,289	—	—	—	171,365	—	256,511

Net asset value per unit: Type IX	$10.14	—	11.91	—	—	—	10.99	—	13.31

Investments in securities, at cost	$9,561,704	20,969	5,994,523	68,768,648	32,062,958	72,794,188	40,454,181	—	13,299,000

Shares outstanding	952,765	2,093	587,757	3,726,939	3,081,582	9,505,592	5,429,130	—	1,223,505

GE LIFE & ANNUITY SEPARATE ACCOUNT 4

Statements of Assets and Liabilities, Continued

December 31, 2003

	Fidelity Variable Insurance Products Fund (VIP)					Fidelity Variable Insurance Products Fund II (VIP II)
	VIP Equity- Income Portfolio — Initial Class	VIP Equity- Income Portfolio — Service Class 2	VIP Growth Portfolio — Initial Class	VIP Growth Portfolio — Service Class 2	VIP Overseas Portfolio — Initial Class	VIP II Asset ManagerSM Portfolio — Initial Class	VIP II Contrafund® Portfolio — Initial Class	VIP II Contrafund® Portfolio — Service Class 2
Assets
Investments at fair market value (note 2a):	$449,473,521	106,330,770	273,600,087	53,482,507	68,456,717	202,929,968	345,949,089	83,345,687
Dividend receivable	—	—	—	—	—	—	—	—
Receivable from affiliate (note 4b)	2,884	4,320	8,438	2,419	1,172	5	441	3,469
Receivable for units sold	60,731	366,193	3,294,614	780,960	14,707	—	1,885	60,770

Total assets	449,537,136	106,701,283	276,903,139	54,265,886	68,472,596	202,929,973	345,951,415	83,409,926

Liabilities
Accrued expenses payable to affiliate (note 4c)	17,617	4,554	10,437	2,296	2,569	7,030	13,958	3,579
Payable for units withdrawn	374,367	9,332	6,162	—	90,001	130,968	139,681	—

Total liabilities	391,984	13,886	16,599	2,296	92,570	137,998	153,639	3,579

Net assets attributable to:
Variable deferred annuity contract owners in the accumulation period	$449,046,571	106,687,397	276,880,922	54,263,590	68,380,026	202,666,520	345,725,281	83,406,347
Variable deferred annuity contract owners in the annuitization period	98,581	—	5,618	—	—	125,455	72,495	—
GE Life and Annuity Assurance Company (note 4d)

Net assets	$449,145,152	106,687,397	276,886,540	54,263,590	68,380,026	202,791,975	345,797,776	83,406,347

Outstanding units (notes 2b, 4a, and 5): Type I	1,721,470	—	1,306,628	—	912,602	4,663,074	1,016,015	—

Net asset value per unit: Type I	$46.15	—	47.96	—	23.14	29.02	29.44	—

Outstanding units (notes 2b, 4a, and 5): Type II	6,335,077	—	2,970,668	—	1,385,197	1,776,001	7,362,788	—

Net asset value per unit: Type II	$44.37	—	46.11	—	22.24	28.00	28.78	—

Outstanding units (notes 2b, 4a, and 5): Type III	7,278,060	3,196,181	8,825,108	1,947,234	1,598,467	1,637,889	8,827,250	2,535,093

Net asset value per unit: Type III	$11.16	10.23	8.14	7.14	9.45	10.07	10.54	9.97

Outstanding units (notes 2b, 4a, and 5): Type IV	757,822	396,193	687,007	352,465	150,134	126,958	1,083,766	337,586

Net asset value per unit: Type IV	$9.75	10.21	7.87	7.13	8.94	9.83	10.10	9.95

Outstanding units (notes 2b, 4a, and 5): Type V	—	—	—	—	1,015	—	—	—

Net asset value per unit: Type V	$—	—	—	—	7.82	—	—	—

Outstanding units (notes 2b, 4a, and 5): Type VI	—	3,817,787	—	3,867,958	—	—	—	3,764,847

Net asset value per unit: Type VI	$—	10.77	—	6.09	—	—	—	9.09

Outstanding units (notes 2b, 4a, and 5): Type VII	—	2,023,475	—	1,629,161	—	—	—	1,707,386

Net asset value per unit: Type VII	$—	10.70	—	6.04	—	—	—	9.03

Outstanding units (notes 2b, 4a, and 5): Type VIII	—	—	—	—	—	—	—	—

Net asset value per unit: Type VIII	$—	—	—	—	—	—	—	—

Outstanding units (notes 2b, 4a, and 5): Type IX	—	570,477	—	357,532	—	—	—	413,897

Net asset value per unit: Type IX	$—	12.58	—	12.45	—	—	—	12.40

Investments in securities, at cost	$415,646,694	92,623,741	314,169,996	50,326,122	56,474,731	209,905,550	319,611,968	71,957,164

Shares outstanding	19,390,575	4,631,131	8,814,436	1,740,967	4,391,066	14,033,884	14,956,727	3,634,788

GE LIFE & ANNUITY SEPARATE ACCOUNT 4

Statements of Assets and Liabilities, Continued

December 31, 2003

	Fidelity Variable Insurance Products Fund III (VIP III)						Franklin Templeton Variable Insurance Products Trust
	VIP III Dynamic Capital Appreciation Portfolio — Service Class 2	VIP III Growth & Income Portfolio — Initial Class	VIP III Growth & Income Portfolio — Service Class 2	VIP III Growth Opportunities Portfolio — Initial Class	VIP III Mid Cap Portfolio — Initial Class	VIP III Mid Cap Portfolio — Service Class 2	Templeton Foreign Securities Fund — Class 2 Shares	Templeton Global Asset Allocation Fund — Class 2 Shares
Assets
Investments at fair market value (note 2a):	$225,210	104,953,319	28,768,662	36,230,929	61,276	124,676,054	15,490	—
Dividend receivable	—	—	—	—	—	—	—	—
Receivable from affiliate (note 4b)	2	4,330	760	106	—	4,422	—	—
Receivable for units sold	1,998	69,198	68,147	—	—	595,880	—	—

Total assets	227,210	105,026,847	28,837,569	36,231,035	61,276	125,276,356	15,490	—

Liabilities
Accrued expenses payable to affiliate (note 4c)	11	4,181	1,240	1,454	—	5,311	—	—
Payable for units withdrawn	—	—	19,936	7,606	—	257,080	—	—

Total liabilities	11	4,181	21,176	9,060	—	262,391	—	—

Net assets attributable to:
Variable deferred annuity contract owners in the accumulation period	$227,199	105,016,603	28,816,393	36,221,975	61,276	125,013,965	15,490	—
Variable deferred annuity contract owners in the annuitization period	—	6,063	—	—	—	—	—	—
GE Life and Annuity Assurance Company (note 4d)

Net assets	$227,199	105,022,666	28,816,393	36,221,975	61,276	125,013,965	15,490	—

Outstanding units (notes 2b, 4a, and 5): Type I	—	249,001	—	143,320	—	82,073	—	—

Net asset value per unit: Type I	$—	14.84	—	10.74	—	13.96	—	—

Outstanding units (notes 2b, 4a, and 5): Type II	—	4,271,595	—	2,224,127	—	623,817	—	—

Net asset value per unit: Type II	$—	14.59	—	10.56	—	13.94	—	—

Outstanding units (notes 2b, 4a, and 5): Type III	5,629	3,790,517	1,025,539	1,415,124	—	2,639,981	—	—

Net asset value per unit: Type III	$11.84	9.12	8.93	7.01	—	12.38	—	—

Outstanding units (notes 2b, 4a, and 5): Type IV	—	515,611	83,729	190,777	—	345,059	—	—

Net asset value per unit: Type IV	$—	8.54	8.92	6.68	—	12.36	—	—

Outstanding units (notes 2b, 4a, and 5): Type V	—	3,518	—	201	4,695	—	—	—

Net asset value per unit: Type V	$—	9.12	—	7.54	13.05	—	—	—

Outstanding units (notes 2b, 4a, and 5): Type VI	2,147	—	1,296,093	—	—	4,191,431	1,243	—

Net asset value per unit: Type VI	$11.84	—	8.73	—	—	12.28	12.46	—

Outstanding units (notes 2b, 4a, and 5): Type VII	1,184	—	661,374	—	—	1,539,654	—	—

Net asset value per unit: Type VII	$11.82	—	8.66	—	—	12.19	—	—

Outstanding units (notes 2b, 4a, and 5): Type VIII	—	—	—	—	—	—	—	—

Net asset value per unit: Type VIII	$—	—	—	—	—	—	—	—

Outstanding units (notes 2b, 4a, and 5): Type IX	10,231	—	163,238	—	—	573,236	—	—

Net asset value per unit: Type IX	$11.84	—	11.45	—	—	13.93	—	—

Investments in securities, at cost	$212,197	107,694,267	26,583,997	40,433,195	47,968	102,320,847	11,105	—

Shares outstanding	32,081	7,915,032	2,197,759	2,404,176	2,536	5,201,337	1,266	—

GE LIFE & ANNUITY SEPARATE ACCOUNT 4

Statements of Assets and Liabilities, Continued

December 31, 2003

	GE Investments Funds, Inc.
	Global Income Fund	Income Fund	International Equity Fund	Mid-Cap Value Equity Fund	Money Market Fund	Premier Growth Equity Fund	Real Estate Securities Fund	S&P 500® Index Fund	Small- Cap Value Equity Fund	Total Return Fund
Assets
Investments at fair market value (note 2a):	$16,511,905	157,664,871	36,166,686	213,693,889	362,948,052	132,771,746	93,198,944	551,777,679	78,287,931	219,056,736
Dividend receivable	—	—	—	—	208,217	—	—	—	—	—
Receivable from affiliate (note 4b)	61	840	2	745	—	785	313	19,714	256	8,731
Receivable for units sold	38,783	6,475	69	51,059	736,354	251,308	38,468	1,319,204	4,554	225,272

Total assets	16,550,749	157,672,186	36,166,757	213,745,693	363,892,623	133,023,839	93,237,725	553,116,597	78,292,741	219,290,739

Liabilities
Accrued expenses payable to affiliate (note 4c)	359	6,575	929	8,964	222,651	5,643	3,798	22,651	3,405	8,823
Payable for units withdrawn	12,143	328,031	295,324	798,669	705,261	588,340	158,266	35,166	2,808,012	—

Total liabilities	12,502	334,606	296,253	807,633	927,912	593,983	162,064	57,817	2,811,417	8,823

Net assets attributable to:
Variable deferred annuity contract owners in the accumulation period	$9,643,142	157,337,580	21,691,751	212,897,805	362,933,492	132,202,755	93,075,661	552,965,034	75,481,324	219,275,732
Variable deferred annuity contract owners in the annuitization period	—	—	—	40,255	31,219	227,101	—	93,746	—	6,184
GE Life and Annuity Assurance Company (note 4d)	6,895,105		14,178,753

Net assets	$16,538,247	157,337,580	35,870,504	212,938,060	362,964,711	132,429,856	93,075,661	553,058,780	75,481,324	219,281,916

Outstanding units (notes 2b, 4a, and 5): Type I	113,030	804,637	76,892	341,811	1,193,188	284,977	200,954	443,753	26,902	276,101

Net asset value per unit: Type I	$12.77	13.46	12.98	19.12	17.21	9.85	28.42	45.25	12.85	39.84

Outstanding units (notes 2b, 4a, and 5): Type II	653,367	4,841,528	966,614	3,645,855	7,774,666	2,935,628	1,816,995	6,001,268	250,698	1,851,000

Net asset value per unit: Type II	$12.55	13.26	12.76	18.80	16.55	9.73	27.82	43.51	12.83	38.30

Outstanding units (notes 2b, 4a, and 5): Type III	—	4,344,698	859,060	5,619,701	11,477,000	5,595,417	1,482,565	17,702,513	1,737,620	4,468,512

Net asset value per unit: Type III	$—	12.35	8.42	13.07	10.95	9.67	18.82	8.61	12.50	11.43

Outstanding units (notes 2b, 4a, and 5): Type IV	—	529,614	136,373	582,397	2,170,916	727,014	160,984	2,033,863	205,028	499,190

Net asset value per unit: Type IV	$—	12.43	8.25	11.35	10.83	9.64	17.19	8.02	12.48	10.95

Outstanding units (notes 2b, 4a, and 5): Type V	—	3,144	185	2,726	2,313,412	1,089	7,434	20,532	—	5,419

Net asset value per unit: Type V	$—	12.63	7.19	12.45	1.06	8.78	15.74	7.85	—	10.58

Outstanding units (notes 2b, 4a, and 5): Type VI	—	966,837	—	3,087,251	3,852,162	2,898,879	213,635	8,649,924	2,484,150	614,846

Net asset value per unit: Type VI	$—	10.86	—	12.34	10.41	8.36	12.49	7.55	12.77	10.90

Outstanding units (notes 2b, 4a, and 5): Type VII	—	693,037	—	1,248,595	1,519,238	1,138,946	75,216	3,607,380	917,681	492,594

Net asset value per unit: Type VII	$—	10.82	—	12.26	10.33	8.30	12.47	7.50	12.68	11.42

Outstanding units (notes 2b, 4a, and 5): Type VIII	—	—	—	—	—	—	—	—	—	4,540,351

Net asset value per unit: Type VIII	$—	—	—	—	—	—	—	—	—	10.90

Outstanding units (notes 2b, 4a, and 5): Type IX	—	401,810	—	338,175	635,992	515,742	194,020	873,981	333,700	1,658,489

Net asset value per unit: Type IX	$—	10.03	—	12.90	9.95	12.11	12.49	12.14	12.83	11.44

Investments in securities, at cost	$15,566,282	162,784,490	35,960,044	189,348,600	362,948,052	120,356,516	87,788,733	559,759,339	68,865,771	208,545,533

Shares outstanding	1,413,691	12,503,162	4,244,916	12,225,051	362,948,052	1,884,356	5,557,480	26,902,861	6,145,049	14,516,682

GE LIFE & ANNUITY SEPARATE ACCOUNT 4

Statements of Assets and Liabilities, Continued

December 31, 2003

	GE Investments Funds, Inc. (continued)		Goldman Sachs Variable Insurance Trust		Greenwich Street Series Fund
	U.S. Equity Fund	Value Equity Fund	Goldman Sachs Growth and Income Fund	Goldman Sachs Mid Cap Value Fund	Salomon Brothers Variable Emerging Growth Fund — Class II
Assets
Investments at fair market value (note 2a):	$106,940,807	27,912,132	22,303,332	158,052,230	2,320,580
Dividend receivable	—	—	—	—	—
Receivable from affiliate (note 4b)	157	385	424	2,822	75
Receivable for units sold	10,527	5,822	1,561	5,849	9,362

Total assets	106,951,491	27,918,339	22,305,317	158,060,901	2,330,017

Liabilities
Accrued expenses payable to affiliate (note 4c)	4,482	1,261	908	6,354	98
Payable for units withdrawn	3,537,413	13,548	43	14,288	—

Total liabilities	3,541,895	14,809	951	20,642	98

Net assets attributable to:
Variable deferred annuity contract owners in the accumulation period	$103,281,507	27,903,530	22,304,366	158,040,259	2,329,919
Variable deferred annuity contract owners in the annuitization period	128,089	—	—	—	—
GE Life and Annuity Assurance Company (note 4d)

Net assets	$103,409,596	27,903,530	22,304,366	158,040,259	2,329,919

Outstanding units (notes 2b, 4a, and 5): Type I	116,718	—	84,780	716,957	—

Net asset value per unit: Type I	$10.91	—	8.40	14.40	—

Outstanding units (notes 2b, 4a, and 5): Type II	2,790,129	—	1,361,960	5,480,927	—

Net asset value per unit: Type II	$10.76	—	8.28	14.19	—

Outstanding units (notes 2b, 4a, and 5): Type III	3,883,332	781,657	981,533	3,787,195	43,030

Net asset value per unit: Type III	$9.83	9.10	9.34	16.91	12.57

Outstanding units (notes 2b, 4a, and 5): Type IV	342,666	250,640	134,861	393,875	5,942

Net asset value per unit: Type IV	$8.96	9.08	8.51	14.98	12.56

Outstanding units (notes 2b, 4a, and 5): Type V	5,542	—	—	—	—

Net asset value per unit: Type V	$8.86	—	—	—	—

Outstanding units (notes 2b, 4a, and 5): Type VI	2,081,073	1,290,905	—	—	76,470

Net asset value per unit: Type VI	$8.57	8.86	—	—	12.57

Outstanding units (notes 2b, 4a, and 5): Type VII	1,186,382	629,017	—	—	17,895

Net asset value per unit: Type VII	$8.51	8.79	—	—	12.55

Outstanding units (notes 2b, 4a, and 5): Type VIII	—	—	—	—	—

Net asset value per unit: Type VIII	$—	—	—	—	—

Outstanding units (notes 2b, 4a, and 5): Type IX	246,040	130,426	—	—	42,051

Net asset value per unit: Type IX	$11.75	11.87	—	—	12.57

Investments in securities, at cost	$103,131,837	25,267,336	20,419,270	139,381,062	2,149,878

Shares outstanding	3,397,103	3,094,471	2,230,333	11,821,408	119,927

GE LIFE & ANNUITY SEPARATE ACCOUNT 4

Statements of Assets and Liabilities, Continued

December 31, 2003

	Janus Aspen Series
	Balanced Portfolio — Institutional Shares	Balanced Portfolio — Service Shares	Capital Appreciation Portfolio — Institutional Shares	Capital Appreciation Portfolio — Service Shares	Core Equity Portfolio — Institutional Shares	Flexible Income Portfolio — Institutional Shares	Global Life Sciences Portfolio — Service Shares	Global Technology Portfolio — Service Shares	Growth Portfolio — Institutional Shares
Assets
Investments at fair market value (note 2a):	$402,409,506	118,592,960	158,085,526	21,968,767	2,954	76,505,790	15,379,978	19,167,648	243,909,070
Dividend receivable	—	—	—	—	—	—	—	—	—
Receivable from affiliate (note 4b)	753	1,437	3,219	800	—	258	137	778	68
Receivable for units sold	415	70,513	91,809	598	—	473	98	3,706,591	—

Total assets	402,410,674	118,664,910	158,180,554	21,970,165	2,954	76,506,521	15,380,213	22,875,017	243,909,138

Liabilities
Accrued expenses payable to affiliate (note 4c)	15,991	5,374	6,424	935	1	3,010	637	782	9,605
Payable for units withdrawn	520,068	652,307	28,064	33,328	—	72,617	36,027	—	195,073

Total liabilities	536,059	657,681	34,488	34,263	1	75,627	36,664	782	204,678

Net assets attributable to:
Variable deferred annuity contract owners in the accumulation period	$401,866,658	118,007,229	157,916,490	21,935,902	2,953	76,430,894	15,343,549	22,870,914	243,661,352
Variable deferred annuity contract owners in the annuitization period	7,957	—	229,576	—	—	—	—	3,321	43,108
GE Life and Annuity Assurance Company (note 4d)

Net assets	$401,874,615	118,007,229	158,146,066	21,935,902	2,953	76,430,894	15,343,549	22,874,235	243,704,460

Outstanding units (notes 2b, 4a, and 5): Type I	1,192,768	—	349,420	—	—	273,089	43,987	410,355	1,298,348

Net asset value per unit: Type I	$23.26	—	20.12	—	—	17.42	8.18	3.57	21.73

Outstanding units (notes 2b, 4a, and 5): Type II	10,944,920	—	4,023,535	—	—	2,837,246	536,136	1,576,779	6,553,434

Net asset value per unit: Type II	$22.78	—	19.78	—	—	17.06	8.11	3.54	21.17

Outstanding units (notes 2b, 4a, and 5): Type III	10,392,686	2,863,634	7,203,025	756,481	—	1,676,494	717,420	2,684,043	8,857,926

Net asset value per unit: Type III	$11.14	9.85	9.22	7.63	—	12.60	8.06	3.52	7.87

Outstanding units (notes 2b, 4a, and 5): Type IV	856,023	294,903	633,901	82,050	—	138,865	58,090	266,513	944,140

Net asset value per unit: Type IV	$10.55	9.83	8.07	7.62	—	12.50	8.05	3.51	7.46

Outstanding units (notes 2b, 4a, and 5): Type V	—	—	410	—	360	31,881	—	—	—

Net asset value per unit: Type V	$—	—	6.68	—	8.20	12.88	—	—	—

Outstanding units (notes 2b, 4a, and 5): Type VI	—	6,256,244	—	1,782,763	—	—	478,853	1,112,740	—

Net asset value per unit: Type VI	$—	9.28	—	6.38	—	—	7.58	3.45	—

Outstanding units (notes 2b, 4a, and 5): Type VII	—	2,748,253	—	537,768	—	—	100,391	467,996	—

Net asset value per unit: Type VII	$—	9.21	—	6.33	—	—	7.53	3.43	—

Outstanding units (notes 2b, 4a, and 5): Type VIII	—	—	—	—	—	—	—	—	—

Net asset value per unit: Type VIII	$—	—	—	—	—	—	—	—	—

Outstanding units (notes 2b, 4a, and 5): Type IX	—	323,459	—	65,234	—	—	—	—	—

Net asset value per unit: Type IX	$—	10.92	—	11.66	—	—	—	—	—

Investments in securities, at cost	$407,312,871	112,629,743	185,308,724	21,634,809	2,870	76,198,997	15,038,076	18,978,784	279,474,024

Shares outstanding	17,511,293	4,978,714	7,585,678	1,062,319	182	6,125,363	2,232,217	5,429,929	12,683,779

GE LIFE & ANNUITY SEPARATE ACCOUNT 4

Statements of Assets and Liabilities, Continued

December 31, 2003

	Janus Aspen Series (continued)
	Growth Portfolio — Service Shares	International Growth Portfolio — Institutional Shares	International Growth Portfolio — Service Shares	Mid Cap Growth Portfolio — Institutional Shares	Mid Cap Growth Portfolio — Service Shares	Worldwide Growth Portfolio — Institutional Shares	Worldwide Growth Portfolio — Service Shares
Assets
Investments at fair market value (note 2a):	$19,784,293	96,358,194	23,150,993	140,173,281	13,554,605	283,816,727	23,617,612
Dividend receivable	—	—	—	—	—	—	—
Receivable from affiliate (note 4b)	601	3,551	255	81	387	122	452
Receivable for units sold	358	170,023	1,315	—	3,518	—	—

Total assets	19,785,252	96,531,768	23,152,563	140,173,362	13,558,510	283,816,849	23,618,064

Liabilities
Accrued expenses payable to affiliate (note 4c)	876	3,804	990	5,573	589	10,971	1,018
Payable for units withdrawn	67	8,801	294,199	172,677	205	179,201	237

Total liabilities	943	12,605	295,189	178,250	794	190,172	1,255

Net assets attributable to:
Variable deferred annuity contract owners in the accumulation period	$19,784,309	96,411,354	22,857,374	139,809,755	13,557,716	283,504,528	23,616,809
Variable deferred annuity contract owners in the annuitization period	—	107,809	—	185,357	—	122,149	—
GE Life and Annuity Assurance Company (note 4d)

Net assets	$19,784,309	96,519,163	22,857,374	139,995,112	13,557,716	283,626,677	23,616,809

Outstanding units (notes 2b, 4a, and 5): Type I	—	308,435	—	552,573	—	1,222,607	—

Net asset value per unit: Type I	$—	17.68	—	22.99	—	27.61	—

Outstanding units (notes 2b, 4a, and 5): Type II	—	3,406,891	—	3,365,664	—	6,888,250	—

Net asset value per unit: Type II	$—	17.34	—	22.40	—	26.90	—

Outstanding units (notes 2b, 4a, and 5): Type III	708,457	2,671,383	780,184	5,921,992	716,420	6,681,323	898,747

Net asset value per unit: Type III	$6.72	10.42	7.30	7.91	5.52	8.67	6.75

Outstanding units (notes 2b, 4a, and 5): Type IV	140,493	403,108	150,551	742,675	57,225	784,140	84,265

Net asset value per unit: Type IV	$6.71	10.30	7.28	6.81	5.51	8.48	6.74

Outstanding units (notes 2b, 4a, and 5): Type V	—	430	—	—	—	—	—

Net asset value per unit: Type V	$—	6.31	—	—	—	—	—

Outstanding units (notes 2b, 4a, and 5): Type VI	1,863,544	—	1,930,931	—	2,012,209	—	2,228,431

Net asset value per unit: Type VI	$5.76	—	5.92	—	3.72	—	5.56

Outstanding units (notes 2b, 4a, and 5): Type VII	585,098	—	593,422	—	488,442	—	831,929

Net asset value per unit: Type VII	$5.72	—	5.88	—	3.69	—	5.52

Outstanding units (notes 2b, 4a, and 5): Type VIII	—	—	—	—	—	—	—

Net asset value per unit: Type VIII	$—	—	—	—	—	—	—

Outstanding units (notes 2b, 4a, and 5): Type IX	—	—	84,483	—	—	—	—

Net asset value per unit: Type IX	$—	—	13.56	—	—	—	—

Investments in securities, at cost	$20,491,909	90,877,278	20,435,024	205,106,081	14,387,397	344,704,861	23,830,744

Shares outstanding	1,039,091	4,178,586	1,011,402	6,550,153	643,924	10,992,127	918,973

GE LIFE & ANNUITY SEPARATE ACCOUNT 4

Statements of Assets and Liabilities, Continued

December 31, 2003

	J.P. Morgan Series Trust II			MFS® Variable Insurance Trust
	Bond Portfolio	International Opportunities Portfolio	Mid Cap Value Portfolio	MFS® Investors Growth Stock Series — Service Class Shares	MFS® Investors Trust Series — Service Class Shares	MFS® New Discovery Series — Service Class Shares	MFS® Total Return Series — Service Class Shares	MFS® Utilities Series — Service Class Shares
Assets
Investments at fair market value (note 2a):	$31,760	306	16,711	25,862,576	20,553,559	48,815,700	27,360	27,421,085
Dividend receivable	—	—	—	—	—	—	—	—
Receivable from affiliate (note 4b)	—	—	—	1,063	740	1,727	—	870
Receivable for units sold	—	—	—	136,549	39,167	704,813	—	13,962

Total assets	31,760	306	16,711	26,000,188	20,593,466	49,522,240	27,360	27,435,917

Liabilities
Accrued expenses payable to affiliate (note 4c)	1	1	2	1,100	878	2,082	1	1,176
Payable for units withdrawn	—	—	—	—	18,443	1,326,965	—	11,820

Total liabilities	1	1	2	1,100	19,321	1,329,047	1	12,996

Net assets attributable to:
Variable deferred annuity contract owners in the accumulation period	$31,759	305	16,709	25,999,088	20,574,145	48,193,193	27,359	27,422,921
Variable deferred annuity contract owners in the annuitization period	—	—	—	—	—	—	—	—
GE Life and Annuity Assurance Company (note 4d)

Net assets	$31,759	305	16,709	25,999,088	20,574,145	48,193,193	27,359	27,422,921

Outstanding units (notes 2b, 4a, and 5): Type I	—	—	—	—	—	21,213	—	—

Net asset value per unit: Type I	$—	—	—	—	—	12.76	—	—

Outstanding units (notes 2b, 4a, and 5): Type II	—	—	—	—	—	290,058	—	—

Net asset value per unit: Type II	$—	—	—	—	—	12.74	—	—

Outstanding units (notes 2b, 4a, and 5): Type III	—	—	—	842,912	635,728	1,909,855	—	786,019

Net asset value per unit: Type III	$—	—	—	6.33	7.79	8.74	—	7.87

Outstanding units (notes 2b, 4a, and 5): Type IV	—	—	—	163,862	107,825	284,319	—	53,344

Net asset value per unit: Type IV	$—	—	—	6.32	7.78	8.72	—	7.86

Outstanding units (notes 2b, 4a, and 5): Type V	—	—	—	—	—	—	—	—

Net asset value per unit: Type V	$—	—	—	—	—	—	—	—

Outstanding units (notes 2b, 4a, and 5): Type VI	3,051	24	1,288	2,370,780	1,311,182	2,279,851	2,387	1,772,464

Net asset value per unit: Type VI	$10.41	12.88	12.97	5.72	7.58	7.39	11.46	7.72

Outstanding units (notes 2b, 4a, and 5): Type VII	—	—	—	736,265	492,435	781,828	—	730,480

Net asset value per unit: Type VII	$—	—	—	5.68	7.53	7.34	—	7.66

Outstanding units (notes 2b, 4a, and 5): Type VIII	—	—	—	—	—	—	—	—

Net asset value per unit: Type VIII	$—	—	—	—	—	—	—	—

Outstanding units (notes 2b, 4a, and 5): Type IX	—	—	—	164,342	97,273	193,803	—	125,205

Net asset value per unit: Type IX	$—	—	—	11.47	11.68	12.74	—	12.29

Investments in securities, at cost	$32,149	257	12,957	26,015,981	19,623,704	45,326,186	23,649	25,598,002

Shares outstanding	2,574	32	774	3,017,803	1,264,057	3,524,599	1,407	1,727,857

GE LIFE & ANNUITY SEPARATE ACCOUNT 4

Statements of Assets and Liabilities, Continued

December 31, 2003

	Nations Separate Account Trust		Oppenheimer Variable Account Funds
	Nations Marsico Growth Portfolio	Nations Marsico International Opportunities Portfolio	Oppenheimer Aggressive Growth Fund/VA	Oppenheimer Aggressive Growth Fund/VA — Service Shares	Oppenheimer Bond Fund/VA	Oppenheimer Capital Appreciation Fund/VA	Oppenheimer Capital Appreciation Fund/VA — Service Shares	Oppenheimer Global Securities Fund/VA — Service Shares
Assets
Investments at fair market value (note 2a):	$15,432,885	8,696,649	108,437,685	2,649,005	105,261,688	190,008,533	6,758,995	69,451,924
Dividend receivable	—	—	—	—	—	—	—	—
Receivable from affiliate (note 4b)	624	348	2,386	103	148	6,364	280	2,796
Receivable for units sold	57,735	33,369	7,825	2,304	659	32,440	17,287	63,316

Total assets	15,491,244	8,730,366	108,447,896	2,651,412	105,262,495	190,047,337	6,776,562	69,518,036

Liabilities
Accrued expenses payable to affiliate (note 4c)	657	367	4,210	112	4,145	7,355	283	2,947
Payable for units withdrawn	—	—	60,556	—	110,128	69	—	7,291

Total liabilities	657	367	64,766	112	114,273	7,424	283	10,238

Net assets attributable to:
Variable deferred annuity contract owners in the accumulation period	$15,490,587	8,729,999	108,328,358	2,651,300	105,148,222	189,922,165	6,776,279	69,507,798
Variable deferred annuity contract owners in the annuitization period	—	—	54,772	—	—	117,748	—	—
GE Life and Annuity Assurance Company (note 4d)

Net assets	$15,490,587	8,729,999	108,383,130	2,651,300	105,148,222	190,039,913	6,776,279	69,507,798

Outstanding units (notes 2b, 4a, and 5): Type I	—	—	667,430	—	353,164	488,844	—	—

Net asset value per unit: Type I	$—	—	38.88	—	27.35	51.50	—	—

Outstanding units (notes 2b, 4a, and 5): Type II	—	—	1,615,590	—	2,467,307	2,339,204	—	—

Net asset value per unit: Type II	$—	—	37.38	—	26.29	49.51	—	—

Outstanding units (notes 2b, 4a, and 5): Type III	180,228	115,502	2,256,796	94,989	2,355,271	4,204,036	144,909	1,728,160

Net asset value per unit: Type III	$12.35	13.38	8.93	11.99	12.10	10.39	12.30	9.90

Outstanding units (notes 2b, 4a, and 5): Type IV	30,362	35,656	226,559	11,755	174,744	537,049	35,817	316,736

Net asset value per unit: Type IV	$12.35	13.38	8.34	11.99	12.16	10.00	12.30	9.88

Outstanding units (notes 2b, 4a, and 5): Type V	—	—	—	—	—	—	—	—

Net asset value per unit: Type V	$—	—	—	—	—	—	—	—

Outstanding units (notes 2b, 4a, and 5): Type VI	406,446	230,441	—	31,218	—	—	123,947	3,920,479

Net asset value per unit: Type VI	$12.36	13.39	—	12.00	—	—	12.76	8.76

Outstanding units (notes 2b, 4a, and 5): Type VII	290,217	115,018	—	17,789	—	—	56,951	1,142,590

Net asset value per unit: Type VII	$12.34	13.37	—	11.94	—	—	12.44	8.70

Outstanding units (notes 2b, 4a, and 5): Type VIII	—	—	—	—	—	—	—	—

Net asset value per unit: Type VIII	$—	—	—	—	—	—	—	—

Outstanding units (notes 2b, 4a, and 5): Type IX	346,671	155,646	—	65,369	—	—	183,859	352,598

Net asset value per unit: Type IX	$12.36	13.39	—	12.00	—	—	12.31	14.14

Investments in securities, at cost	$14,493,002	7,942,547	134,759,813	2,600,093	103,084,387	188,098,899	6,214,811	56,869,790

Shares outstanding	1,047,718	641,346	2,953,900	72,496	9,217,311	5,475,750	195,743	2,782,529

GE LIFE & ANNUITY SEPARATE ACCOUNT 4

Statements of Assets and Liabilities, Continued

December 31, 2003

	Oppenheimer Variable Account Funds (continued)				PBHG Insurance Series Fund, Inc.
	Oppenheimer High Income Fund/VA	Oppenheimer Main Street Fund/VA — Service Shares	Oppenheimer Main Street Small Cap Fund/VA — Service Shares	Oppenheimer Multiple Strategies Fund/VA	PBHG Growth II Portfolio	PBHG Large Cap Growth Portfolio
Assets
Investments at fair market value (note 2a):	$114,278,582	52,401,480	8,593,492	77,543,649	14,409,661	20,075,297
Dividend receivable	—	—	—	—	—	—
Receivable from affiliate (note 4b)	1,797	2,032	244	863	35	28
Receivable for units sold	194,880	149,832	44,542	10,225	38,792	—

Total assets	114,475,259	52,553,344	8,638,278	77,554,737	14,448,488	20,075,325

Liabilities
Accrued expenses payable to affiliate (note 4c)	4,460	2,249	379	2,975	615	762
Payable for units withdrawn	61,240	—	20,274	88,334	9,954	24,409

Total liabilities	65,700	2,249	20,653	91,309	10,569	25,171

Net assets attributable to:
Variable deferred annuity contract owners in the accumulation period	$114,402,721	52,551,095	8,617,625	77,463,428	14,417,098	20,050,154
Variable deferred annuity contract owners in the annuitization period	6,838	—	—	—	20,821	—
GE Life and Annuity Assurance Company (note 4d)

Net assets	$114,409,559	52,551,095	8,617,625	77,463,428	14,437,919	20,050,154

Outstanding units (notes 2b, 4a, and 5): Type I	464,434	—	—	443,367	104,805	106,905

Net asset value per unit: Type I	$36.30	—	—	35.82	9.26	15.47

Outstanding units (notes 2b, 4a, and 5): Type II	1,943,412	—	—	1,239,242	1,479,937	1,208,695

Net asset value per unit: Type II	$34.90	—	—	34.43	9.10	15.22

Outstanding units (notes 2b, 4a, and 5): Type III	2,190,615	1,400,956	175,323	1,392,720	—	—

Net asset value per unit: Type III	$11.26	8.78	13.70	12.53	—	—

Outstanding units (notes 2b, 4a, and 5): Type IV	465,002	222,322	24,434	125,354	—	—

Net asset value per unit: Type IV	$10.88	8.77	13.70	11.68	—	—

Outstanding units (notes 2b, 4a, and 5): Type V	—	—	—	—	—	—

Net asset value per unit: Type V	$—	—	—	—	—	—

Outstanding units (notes 2b, 4a, and 5): Type VI	—	3,157,518	153,150	—	—	—

Net asset value per unit: Type VI	$—	7.93	13.39	—	—	—

Outstanding units (notes 2b, 4a, and 5): Type VII	—	1,385,950	120,040	—	—	—

Net asset value per unit: Type VII	$—	7.87	13.32	—	—	—

Outstanding units (notes 2b, 4a, and 5): Type VIII	—	—	—	—	—	—

Net asset value per unit: Type VIII	$—	—	—	—	—	—

Outstanding units (notes 2b, 4a, and 5): Type IX	—	194,738	162,753	—	—	—

Net asset value per unit: Type IX	$—	12.09	13.71	—	—	—

Investments in securities, at cost	$115,887,221	47,741,566	7,857,878	72,837,574	14,985,550	21,260,918

Shares outstanding	13,272,774	2,743,533	641,305	4,870,832	1,465,886	1,230,104

GE LIFE & ANNUITY SEPARATE ACCOUNT 4

Statements of Assets and Liabilities, Continued

December 31, 2003

	PIMCO Variable Insurance Trust				The Prudential Series Fund, Inc.				Rydex Variable Trust
	Foreign Bond Portfolio — Administrative Class Shares	High Yield Portfolio — Administrative Class Shares	Long-Term U.S. Government Portfolio — Administrative Class Shares	Total Return Portfolio — Administrative Class Shares	Jennison Portfolio — Class II	Jennison 20/20 Focus Portfolio — Class II	SP Jennison International Growth Portfolio — Class II	SP Prudential U.S. Emerging Growth Portfolio — Class II	OTC Fund
Assets
Investments at fair market value (note 2a):	$11,302,264	90,088,080	71,172,146	250,747,941	474,844	187,463	16,189	80,252	12,670,714
Dividend receivable	21,910	523,236	150,576	448,007	—	—	—	—	—
Receivable from affiliate (note 4b)	—	—	—	—	4	—	—	—	632
Receivable for units sold	2,683	31,462	947	30,431	5,999	—	—	—	210,937

Total assets	11,326,857	90,642,778	71,323,669	251,226,379	480,847	187,463	16,189	80,252	12,882,283

Liabilities
Accrued expenses payable to affiliate (note 4c)	22,163	523,660	152,661	452,949	21	10	—	3	544
Payable for units withdrawn	250	14,156	25,995	33,211	—	—	—	—	—

Total liabilities	22,413	537,816	178,656	486,160	21	10	—	3	544

Net assets attributable to:
Variable deferred annuity contract owners in the accumulation period	$11,304,444	90,104,962	71,145,013	250,740,219	480,826	187,453	16,189	80,249	12,881,739
Variable deferred annuity contract owners in the annuitization period	—	—	—	—	—	—	—	—	—
GE Life and Annuity Assurance Company (note 4d)

Net assets	$11,304,444	90,104,962	71,145,013	250,740,219	480,826	187,453	16,189	80,249	12,881,739

Outstanding units (notes 2b, 4a, and 5): Type I	—	—	—	50,696	—	—	—	—	—

Net asset value per unit: Type I	$—	—	—	10.12	—	—	—	—	—

Outstanding units (notes 2b, 4a, and 5): Type II	—	—	—	1,121,098	—	—	—	—	—

Net asset value per unit: Type II	$—	—	—	10.10	—	—	—	—	—

Outstanding units (notes 2b, 4a, and 5): Type III	308,007	2,029,710	1,835,364	5,014,594	38,702	11,574	2,094	9,775	458,773

Net asset value per unit: Type III	$11.66	11.98	12.81	12.09	7.59	12.33	7.73	8.21	4.81

Outstanding units (notes 2b, 4a, and 5): Type IV	31,753	363,833	191,002	983,366	1,838	—	—	—	44,380

Net asset value per unit: Type IV	$11.64	11.97	12.79	12.07	12.12	—	—	—	4.80

Outstanding units (notes 2b, 4a, and 5): Type V	—	—	—	—	—	—	—	—	—

Net asset value per unit: Type V	$—	—	—	—	—	—	—	—	—

Outstanding units (notes 2b, 4a, and 5): Type VI	467,831	3,059,826	1,894,983	7,871,654	1,465	1,058	—	—	2,012,893

Net asset value per unit: Type VI	$11.82	11.79	13.73	12.55	12.12	12.33	—	—	3.35

Outstanding units (notes 2b, 4a, and 5): Type VII	154,491	1,522,099	1,205,322	4,353,956	1,832	2,027	—	—	825,009

Net asset value per unit: Type VII	$11.74	11.70	13.63	12.46	12.11	12.31	—	—	3.33

Outstanding units (notes 2b, 4a, and 5): Type VIII	—	—	—	—	—	—	—	—	—

Net asset value per unit: Type VIII	$—	—	—	—	—	—	—	—	—

Outstanding units (notes 2b, 4a, and 5): Type IX	—	695,216	272,805	1,323,651	10,293	547	—	—	75,902

Net asset value per unit: Type IX	$—	10.86	10.06	10.10	12.13	12.34	—	—	12.80

Investments in securities, at cost	$11,280,734	84,699,036	71,093,972	247,816,128	446,813	173,363	13,036	83,064	11,832,461

Shares outstanding	1,126,846	10,999,766	6,464,318	24,203,469	28,848	17,685	2,777	12,196	962,820

GE LIFE & ANNUITY SEPARATE ACCOUNT 4

Statements of Assets and Liabilities, Continued

December 31, 2003

	Salomon Brothers Variable Series Fund Inc				Scudder Variable Series II	Van Kampen Life Investment Trust
	Salomon Brothers Variable Investors Fund — Class I	Salomon Brothers Variable All Cap Fund — Class II	Salomon Brothers Variable Strategic Bond Fund — Class I	Salomon Brothers Variable Total Return Fund — Class I	Scudder Technology Growth Portfolio — Class B Shares	Comstock Portfolio — Class II Shares	Emerging Growth Portfolio — Class II Shares
Assets
Investments at fair market value (note 2a):	$53,835,463	7,099,316	50,876,555	18,581,842	725	28,550,477	7,122,497
Dividend receivable	—	—	—	—	—	—	—
Receivable from affiliate (note 4b)	162	261	233	277	1	1,242	237
Receivable for units sold	320	15,828	560	—	999	113,934	1,289

Total assets	53,835,945	7,115,405	50,877,348	18,582,119	1,725	28,665,653	7,124,023

Liabilities
Accrued expenses payable to affiliate (note 4c)	2,164	305	2,045	780	1	1,218	305
Payable for units withdrawn	40,794	—	46,057	2,647	—	—	171

Total liabilities	42,958	305	48,102	3,427	1	1,218	476

Net assets attributable to:
Variable deferred annuity contract owners in the accumulation period	$53,729,751	7,115,100	50,829,246	18,578,692	1,724	28,664,435	7,123,547
Variable deferred annuity contract owners in the annuitization period	63,236	—	—	—	—	—	—
GE Life and Annuity Assurance Company (note 4d)

Net assets	$53,792,987	7,115,100	50,829,246	18,578,692	1,724	28,664,435	7,123,547

Outstanding units (notes 2b, 4a, and 5): Type I	343,987	—	240,851	47,015	—	—	—

Net asset value per unit: Type I	$14.39	—	13.72	11.73	—	—	—

Outstanding units (notes 2b, 4a, and 5): Type II	1,458,598	—	1,751,506	709,502	—	—	—

Net asset value per unit: Type II	$14.21	—	13.54	11.58	—	—	—

Outstanding units (notes 2b, 4a, and 5): Type III	2,228,090	118,583	1,636,493	852,267	—	375,479	94,221

Net asset value per unit: Type III	$11.61	12.93	13.15	10.76	—	10.35	9.08

Outstanding units (notes 2b, 4a, and 5): Type IV	213,912	9,251	175,980	61,672	—	56,733	4,867

Net asset value per unit: Type IV	$10.51	12.92	13.01	10.39	—	10.35	9.08

Outstanding units (notes 2b, 4a, and 5): Type V	—	—	—	—	—	—	—

Net asset value per unit: Type V	$—	—	—	—	—	—	—

Outstanding units (notes 2b, 4a, and 5): Type VI	—	227,655	—	—	115	1,196,175	398,198

Net asset value per unit: Type VI	$—	12.93	—	—	14.98	10.36	9.09

Outstanding units (notes 2b, 4a, and 5): Type VII	—	112,510	—	—	—	667,800	162,892

Net asset value per unit: Type VII	$—	12.91	—	—	—	10.33	9.06

Outstanding units (notes 2b, 4a, and 5): Type VIII	—	—	—	—	—	—	—

Net asset value per unit: Type VIII	$—	—	—	—	—	—	—

Outstanding units (notes 2b, 4a, and 5): Type IX	—	82,461	—	—	—	391,710	95,304

Net asset value per unit: Type IX	$—	12.93	—	—	—	12.51	11.84

Investments in securities, at cost	$50,928,733	6,467,213	50,727,726	17,730,777	507	24,765,949	6,433,401

Shares outstanding	4,242,353	454,502	4,671,860	1,728,543	82	2,429,828	294,318

See accompanying notes to financial statements.

GE LIFE & ANNUITY SEPARATE ACCOUNT 4

Statements of Operations

	AIM Variable Insurance Funds
	AIM V.I. Aggressive Growth Fund — Series I Shares	AIM V.I. Basic Value Fund — Series II Shares	AIM V.I. Capital Appreciation Fund — Series I Shares	AIM V.I. Capital Development Fund — Series I Shares	AIM V.I. Core Equity Fund — Series I Shares	AIM V.I. Global Utilities Fund — Series I Shares	AIM V.I. Government Securities Fund — Series I Shares	AIM V.I. Growth Fund — Series I Shares
	Year ended December 31, 2003	Period May 1, 2003 to December 31, 2003	Year ended December 31, 2003
Investment income and expense:
Income — Ordinary dividends	$—	—	—	—	13	61	33,943	—
Expenses — Mortality and expense risk charges — Type I (note 4a)	—	—	—	—	—	—	—	—
Expenses — Mortality and expense risk charges and administrative expenses — Type II (note 4a)	—	—	—	—	—	—	—	—
Expenses — Mortality and expense risk charges and administrative expenses — Type III (note 4a)	—	8,788	75,069	—	—	—	—	32,020
Expenses — Mortality and expense risk charges and administrative expenses — Type IV (note 4a)	—	398	6,941	—	—	—	—	3,110
Expenses — Mortality and expense risk charges and administrative expenses — Type V (note 4a)	14	—	67	53	15	24	6,234	—
Expenses — Mortality and expense risk charges and administrative expenses — Type VI (note 4a)	—	5,113	130,655	—	—	—	—	75,740
Expenses — Mortality and expense risk charges and administrative expenses — Type VII (note 4a)	—	4,039	56,661	—	—	—	—	30,667
Expenses — Mortality and expense risk charges and administrative expenses — Type VIII (note 4a)	—	—	—	—	—	—	—	—
Expenses — Mortality and expense risk charges and administrative expenses — Type IX (note 4a)	—	8,524	2,749	—	—	—	—	—

Net investment income (expense)	(14)	(26,862)	(272,142)	(53)	(2)	37	27,709	(141,537)

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss)	379	47,938	(1,081,971)	498	479	(1,163)	19,902	(604,925)
Unrealized appreciation (depreciation)	99	596,743	5,682,372	1,917	188	52	(10,649)	3,139,432
Capital gain distributions	—	—	—	—	—	—	513	—

Net realized and unrealized gain (loss) on investments	478	644,681	4,600,401	2,415	667	(1,111)	9,766	2,534,507

Increase (decrease) in net assets from operations	$464	617,819	4,328,259	2,362	665	(1,074)	37,475	2,392,970

GE LIFE & ANNUITY SEPARATE ACCOUNT 4

Statements of Operations, Continued

	AIM Variable Insurance Funds (continued)		The Alger American Fund			AllianceBernstein Variable Products Series Fund, Inc.
	AIM V.I. New Technology Fund — Series I Shares	AIM V.I. Premier Equity Fund — Series I Shares	Alger American Growth Portfolio — Class O Shares	Alger American Small Capitalization Portfolio — Class O Shares	Growth and Income Portfolio — Class B	Premier Growth Portfolio — Class B	Quasar Portfolio — Class B
	Year ended December 31, 2003
Investment income and expense:
Income — Ordinary dividends	$—	99,257	—	—	951,792	—	—
Expenses — Mortality and expense risk charges — Type I (note 4a)	—	—	76,910	39,591	5,713	—	—
Expenses — Mortality and expense risk charges and administrative expenses — Type II (note 4a)	—	—	1,102,344	549,127	54,748	—	—
Expenses — Mortality and expense risk charges and administrative expenses — Type III (note 4a)	—	168,994	702,686	302,501	492,065	128,004	24,071
Expenses — Mortality and expense risk charges and administrative expenses — Type IV (note 4a)	—	15,037	90,785	38,320	73,096	7,391	4,393
Expenses — Mortality and expense risk charges and administrative expenses — Type V (note 4a)	526	—	—	—	—	—	—
Expenses — Mortality and expense risk charges and administrative expenses — Type VI (note 4a)	—	221,966	—	—	823,306	187,629	45,530
Expenses — Mortality and expense risk charges and administrative expenses — Type VII (note 4a)	—	96,147	—	—	354,386	93,858	17,318
Expenses — Mortality and expense risk charges and administrative expenses — Type VIII (note 4a)	—	—	—	—	—	—	—
Expenses — Mortality and expense risk charges and administrative expenses — Type IX (note 4a)	—	2,134	—	—	26,802	2,962	—

Net investment income (expense)	(526)	(405,021)	(1,972,725)	(929,539)	(878,324)	(419,844)	(91,312)

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss)	20,766	(2,899,513)	(46,655,664)	(19,328,674)	(2,197,951)	(2,708,795)	(85,858)
Unrealized appreciation (depreciation)	585	10,106,028	87,800,403	41,980,979	35,325,473	8,321,449	2,517,933
Capital gain distributions	—	—	—	—	—	—	—

Net realized and unrealized gain (loss) on investments	21,351	7,206,515	41,144,739	22,652,305	33,127,522	5,612,654	2,432,075

Increase (decrease) in net assets from operations	$20,825	6,801,494	39,172,014	21,722,766	32,249,198	5,192,810	2,340,763

GE LIFE & ANNUITY SEPARATE ACCOUNT 4

Statements of Operations, Continued

	AllianceBernstein Variable Products Series Fund, Inc. (continued)	American Century Variable Portfolios, Inc.		Dreyfus		Eaton Vance Variable Trust
	Technology Portfolio — Class B	VP Income & Growth — Class I	VP Ultra Fund — Class I	Dreyfus Investment Portfolios- Emerging Markets Portfolio — Initial Shares	The Dreyfus Socially Responsible Growth Fund, Inc. — Initial Shares	VT Floating- Rate Income Fund	VT Income Fund of Boston
	Period May 1, 2003 to December 31, 2003	Year ended December 31, 2003
Investment income and expense:
Income — Ordinary dividends	$—	5	—	7,183	6,025	46,041	—
Expenses — Mortality and expense risk charges — Type I (note 4a)	—	—	—	—	—	—	—
Expenses — Mortality and expense risk charges and administrative expenses — Type II (note 4a)	—	—	—	—	—	—	—
Expenses — Mortality and expense risk charges and administrative expenses — Type III (note 4a)	3,031	—	—	24,707	6,444	10,221	—
Expenses — Mortality and expense risk charges and administrative expenses — Type IV (note 4a)	277	—	—	6,367	1,248	2,342	—
Expenses — Mortality and expense risk charges and administrative expenses — Type V (note 4a)	—	—	—	—	—	—	—
Expenses — Mortality and expense risk charges and administrative expenses — Type VI (note 4a)	2,754	31	11	46,872	61,000	3,374	256
Expenses — Mortality and expense risk charges and administrative expenses — Type VII (note 4a)	771	—	—	11,139	11,782	6,342	—
Expenses — Mortality and expense risk charges and administrative expenses — Type VIII (note 4a)	—	—	—	—	—	—	—
Expenses — Mortality and expense risk charges and administrative expenses — Type IX (note 4a)	3,862	—	—	—	—	11,453	—

Net investment income (expense)	(10,695)	(26)	(11)	(81,902)	(74,449)	12,309	(256)

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss)	23,538	(15)	(22)	2,471,095	(409,779)	2,989	5
Unrealized appreciation (depreciation)	180,071	743	227	142,809	1,638,293	32,641	2,764
Capital gain distributions	—	—	—	—	—	—	—

Net realized and unrealized gain (loss) on investments	203,609	728	205	2,613,904	1,228,514	35,630	2,769

Increase (decrease) in net assets from operations	$192,914	702	194	2,532,002	1,154,065	47,939	2,513

GE LIFE & ANNUITY SEPARATE ACCOUNT 4

Statements of Operations, Continued

	Eaton Vance Variable Trust (continued)	Federated Insurance Series
	VT Worldwide Health Sciences Fund	Federated American Leaders Fund II — Primary Shares	Federated Capital Income Fund II	Federated High Income Bond Fund II — Primary Shares	Federated High Income Bond Fund II — Service Shares	Federated International Small Company Fund II	Federated Kaufmann Fund II — Service Shares
	Year ended December 31, 2003					Period from January 1, 2003 to November 14, 2003	Period from May 1, 2003 to December 31, 2003
Investment income and expense:
Income — Ordinary dividends	$—	1,021,083	1,651,779	4,949,659	1,839,946	—	—
Expenses — Mortality and expense risk charges — Type I (note 4a)	—	31,768	17,766	41,221	—	—	—
Expenses — Mortality and expense risk charges and administrative expenses — Type II (note 4a)	—	619,777	254,662	581,849	—	—	—
Expenses — Mortality and expense risk charges and administrative expenses — Type III (note 4a)	7,514	242,317	78,178	339,538	166,612	17,977	12,249
Expenses — Mortality and expense risk charges and administrative expenses — Type IV (note 4a)	554	26,455	8,125	32,672	28,114	7,039	1,165
Expenses — Mortality and expense risk charges and administrative expenses — Type V (note 4a)	—	—	—	—	—	—	—
Expenses — Mortality and expense risk charges and administrative expenses — Type VI (note 4a)	9,386	—	—	—	173,573	30,190	18,384
Expenses — Mortality and expense risk charges and administrative expenses — Type VII (note 4a)	5,840	—	—	—	98,420	7,623	8,076
Expenses — Mortality and expense risk charges and administrative expenses — Type VIII (note 4a)	—	—	—	—	—	—	—
Expenses — Mortality and expense risk charges and administrative expenses — Type IX (note 4a)	6,086	—	—	—	8,182	692	11,184

Net investment income (expense)	(29,380)	100,766	1,293,048	3,954,379	1,365,045	(63,521)	(51,058)

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss)	25,467	(5,944,264)	(6,877,849)	3,674,852	1,217,308	1,518,141	125,297
Unrealized appreciation (depreciation)	224,588	20,835,057	9,915,284	5,331,295	2,861,176	236,321	648,953
Capital gain distributions	—	—	—	—	—	—	—

Net realized and unrealized gain (loss) on investments	250,055	14,890,793	3,037,435	9,006,147	4,078,484	1,754,462	774,250

Increase (decrease) in net assets from operations	$220,675	14,991,559	4,330,483	12,960,526	5,443,529	1,690,941	723,192

GE LIFE & ANNUITY SEPARATE ACCOUNT 4

Statements of Operations, Continued

	Fidelity Variable Insurance Products Fund (VIP)					Fidelity Variable Insurance Products Fund II (VIP II)
	VIP Equity- Income Portfolio — Initial Class	VIP Equity- Income Portfolio — Service Class 2	VIP Growth Portfolio — Initial Class	VIP Growth Portfolio — Service Class 2	VIP Overseas Portfolio — Initial Class	VIP II Asset ManagerSM Portfolio — Initial Class	VIP II Contrafund® Portfolio — Initial Class
	Year ended December 31, 2003
Investment income and expense:
Income — Ordinary dividends	$7,475,707	1,037,729	680,699	38,762	360,068	7,371,687	1,468,496
Expenses — Mortality and expense risk charges — Type I (note 4a)	815,403	—	639,904	—	194,039	1,516,281	299,892
Expenses — Mortality and expense risk charges and administrative expenses — Type II (note 4a)	3,548,369	—	1,730,084	—	276,955	684,432	2,694,630
Expenses — Mortality and expense risk charges and administrative expenses — Type III (note 4a)	1,030,587	370,825	914,984	157,134	131,117	217,561	1,207,722
Expenses — Mortality and expense risk charges and administrative expenses — Type IV (note 4a)	100,984	50,433	73,492	27,928	20,747	19,592	137,783
Expenses — Mortality and expense risk charges and administrative expenses — Type V (note 4a)	—	—	—	—	2,651	—	—
Expenses — Mortality and expense risk charges and administrative expenses — Type VI (note 4a)	—	463,874	—	277,979	—	—	—
Expenses — Mortality and expense risk charges and administrative expenses — Type VII (note 4a)	—	265,461	—	112,712	—	—	—
Expenses — Mortality and expense risk charges and administrative expenses — Type VIII (note 4a)	—	—	—	—	—	—	—
Expenses — Mortality and expense risk charges and administrative expenses — Type IX (note 4a)	—	27,188	—	16,304	—	—	—

Net investment income (expense)	1,980,364	(140,052)	(2,677,765)	(553,295)	(265,441)	4,933,821	(2,871,531)

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss)	(18,278,840)	(798,779)	(49,551,027)	(1,899,734)	6,142,067	(8,185,528)	(9,319,912)
Unrealized appreciation (depreciation)	118,163,157	21,844,821	117,974,995	12,711,359	11,873,456	33,141,434	85,542,202
Capital gain distributions	—	—	—	—	—	—	—

Net realized and unrealized gain (loss) on investments	99,884,317	21,046,042	68,423,968	10,811,625	18,015,523	24,955,906	76,222,290

Increase (decrease) in net assets from operations	$101,864,681	20,905,990	65,746,203	10,258,330	17,750,082	29,889,727	73,350,759

GE LIFE & ANNUITY SEPARATE ACCOUNT 4

Statements of Operations, Continued

	Fidelity Variable Insurance Products Fund II (VIP II) (continued)	Fidelity Variable Insurance Products Fund III (VIP III)
	VIP II Contrafund® Portfolio — Service Class 2	VIP III Dynamic Capital Appreciation Portfolio — Service Class 2	VIP III Growth & Income Portfolio — Initial Class	VIP III Growth & Income Portfolio — Service Class 2	VIP III Growth Opportunities Portfolio — Initial Class	VIP III Mid Cap Portfolio — Initial Class	VIP III Mid Cap Portfolio — Service Class 2
	Year ended December 31, 2003	Period from May 1, 2003 to December 31, 2003	Year ended December 31, 2003
Investment income and expense:
Income — Ordinary dividends	$142,441	—	1,117,249	192,013	279,664	168	154,386
Expenses — Mortality and expense risk charges — Type I (note 4a)	—	—	35,865	—	16,413	—	3,413
Expenses — Mortality and expense risk charges and administrative expenses — Type II (note 4a)	—	—	794,568	—	305,605	—	26,688
Expenses — Mortality and expense risk charges and administrative expenses — Type III (note 4a)	261,626	170	462,632	101,561	140,640	—	271,313
Expenses — Mortality and expense risk charges and administrative expenses — Type IV (note 4a)	38,195	—	58,950	11,312	17,977	—	34,982
Expenses — Mortality and expense risk charges and administrative expenses — Type V (note 4a)	—	—	172	—	11	313	—
Expenses — Mortality and expense risk charges and administrative expenses — Type VI (note 4a)	390,243	115	—	135,802	—	—	573,246
Expenses — Mortality and expense risk charges and administrative expenses — Type VII (note 4a)	187,583	104	—	80,722	—	—	215,114
Expenses — Mortality and expense risk charges and administrative expenses — Type VIII (note 4a)	—	—	—	—	—	—	—
Expenses — Mortality and expense risk charges and administrative expenses — Type IX (note 4a)	18,532	444	—	6,847	—	—	31,959

Net investment income (expense)	(753,738)	(833)	(234,938)	(144,231)	(200,982)	(145)	(1,002,329)

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss)	350,712	856	(7,294,707)	(127,193)	(9,460,193)	1,106	1,846,594
Unrealized appreciation (depreciation)	15,167,803	13,013	26,038,023	4,511,688	17,920,957	13,326	25,744,841
Capital gain distributions	—	—	—	—	—	—	—

Net realized and unrealized gain (loss) on investments	15,518,515	13,869	18,743,316	4,384,495	8,460,764	14,432	27,591,435

Increase (decrease) in net assets from operations	$14,764,777	13,036	18,508,378	4,240,264	8,259,782	14,287	26,589,106

GE LIFE & ANNUITY SEPARATE ACCOUNT 4

Statements of Operations, Continued

	Franklin Templeton Variable Insurance Products Trust		GE Investments Funds, Inc.
	Templeton Foreign Securities Fund — Class 2 Shares	Templeton Global Asset Allocation Fund — Class 2 Shares	Global Income Fund	Income Fund	International Equity Fund	Mid-Cap Value Equity Fund	Money Market Fund
	Year ended December 31, 2003
Investment income and expense:
Income — Ordinary dividends	$224	107	575,844	6,613,604	294,056	2,396,462	4,273,388
Expenses — Mortality and expense risk charges — Type I (note 4a)	—	—	16,991	146,308	7,839	58,835	350,535
Expenses — Mortality and expense risk charges and administrative expenses — Type II (note 4a)	—	—	143,074	1,179,340	123,246	820,015	2,661,047
Expenses — Mortality and expense risk charges and administrative expenses — Type III (note 4a)	—	—	—	998,391	84,840	900,228	2,818,775
Expenses — Mortality and expense risk charges and administrative expenses — Type IV (note 4a)	—	—	—	133,856	12,106	78,968	567,770
Expenses — Mortality and expense risk charges and administrative expenses — Type V (note 4a)	—	—	—	342	2,479	187	27,565
Expenses — Mortality and expense risk charges and administrative expenses — Type VI (note 4a)	156	59	—	165,898	—	448,607	733,102
Expenses — Mortality and expense risk charges and administrative expenses — Type VII (note 4a)	—	—	—	100,962	—	186,479	299,618
Expenses — Mortality and expense risk charges and administrative expenses — Type VIII (note 4a)	—	—	—	—	—	—	—
Expenses — Mortality and expense risk charges and administrative expenses — Type IX (note 4a)	—	—	—	14,228	—	15,306	37,651

Net investment income (expense)	68	48	415,779	3,874,279	63,546	(112,163)	(3,222,675)

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss)	27	917	1,034,176	3,455,343	712,223	50,745	—
Unrealized appreciation (depreciation)	4,385	8	342,964	(6,487,793)	8,710,030	48,691,534	—
Capital gain distributions	—	—	—	2,669,616	—	—	—

Net realized and unrealized gain (loss) on investments	4,412	925	1,377,140	(362,834)	9,422,253	48,742,279	—

Increase (decrease) in net assets from operations	$4,480	973	1,792,919	3,511,445	9,485,799	48,630,116	(3,222,675)

GE LIFE & ANNUITY SEPARATE ACCOUNT 4

Statements of Operations, Continued

	GE Investments Funds, Inc. (continued)
	Premier Growth Equity Fund	Real Estate Securities Fund	S&P 500® Index Fund	Small-Cap Value Equity Fund	Total Return Fund	U.S. Equity Fund	Value Equity Fund
	Year ended December 31, 2003
Investment income and expense:
Income — Ordinary dividends	$198,767	2,652,130	6,403,875	40,187	2,327,513	872,161	331,489
Expenses — Mortality and expense risk charges — Type I (note 4a)	18,214	52,938	194,867	1,151	111,546	12,831	—
Expenses — Mortality and expense risk charges and administrative expenses — Type II (note 4a)	329,070	608,285	3,284,869	14,799	883,475	373,277	—
Expenses — Mortality and expense risk charges and administrative expenses — Type III (note 4a)	615,632	310,833	1,875,256	220,310	520,410	504,742	89,091
Expenses — Mortality and expense risk charges and administrative expenses — Type IV (note 4a)	77,140	25,422	212,091	31,612	49,460	50,484	33,569
Expenses — Mortality and expense risk charges and administrative expenses — Type V (note 4a)	519	749	1,148	—	483	316	—
Expenses — Mortality and expense risk charges and administrative expenses — Type VI (note 4a)	272,295	9,591	762,029	374,676	43,924	223,481	137,067
Expenses — Mortality and expense risk charges and administrative expenses — Type VII (note 4a)	100,939	4,414	341,322	142,223	18,699	133,718	73,807
Expenses — Mortality and expense risk charges and administrative expenses — Type VIII (note 4a)	—	—	—	—	325,187	—	—
Expenses — Mortality and expense risk charges and administrative expenses — Type IX (note 4a)	24,333	7,578	45,843	15,287	63,255	9,600	5,880

Net investment income (expense)	(1,239,375)	1,632,320	(313,550)	(759,871)	311,074	(436,288)	(7,925)

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss)	(1,354,467)	2,946,152	(47,389,162)	889	(1,807,460)	(4,360,761)	(179,926)
Unrealized appreciation (depreciation)	25,927,068	13,185,479	158,355,697	13,296,441	26,987,569	22,237,895	4,879,388
Capital gain distributions	—	3,906,271	—	—	—	—	—

Net realized and unrealized gain (loss) on investments	24,572,601	20,037,902	110,966,535	13,297,330	25,180,109	17,877,134	4,699,462

Increase (decrease) in net assets from operations	$23,333,226	21,670,222	110,652,985	12,537,459	25,491,183	17,440,846	4,691,537

GE LIFE & ANNUITY SEPARATE ACCOUNT 4

Statements of Operations, Continued

	Goldman Sachs Variable Insurance Trust		Greenwich Street Series Fund	Janus Aspen Series
	Goldman Sachs Growth and Income Fund	Goldman Sachs Mid Cap Value Fund	Salomon Brothers Variable Emerging Growth Fund — Class II	Balanced Portfolio — Institutional Shares	Balanced Portfolio — Service Shares	Capital Appreciation Portfolio — Institutional Shares	Capital Appreciation Portfolio — Service Shares
	Year ended December 31, 2003		Period from May 1, 2003 to December 31, 2003	Year ended December 31, 2003
Investment income and expense:
Income — Ordinary dividends	$262,659	1,239,661	—	9,067,340	1,988,057	755,439	47,296
Expenses — Mortality and expense risk charges — Type I (note 4a)	7,514	107,328	—	319,635	—	82,722	—
Expenses — Mortality and expense risk charges and administrative expenses — Type II (note 4a)	129,792	966,576	—	3,598,632	—	1,128,927	—
Expenses — Mortality and expense risk charges and administrative expenses — Type III (note 4a)	120,257	888,174	2,731	1,928,219	385,130	1,029,292	82,107
Expenses — Mortality and expense risk charges and administrative expenses — Type IV (note 4a)	16,273	76,365	376	156,130	51,894	85,696	11,849
Expenses — Mortality and expense risk charges and administrative expenses — Type V (note 4a)	—	—	—	—	—	16	—
Expenses — Mortality and expense risk charges and administrative expenses — Type VI (note 4a)	—	—	7,139	—	784,006	—	156,267
Expenses — Mortality and expense risk charges and administrative expenses — Type VII (note 4a)	—	—	3,129	—	365,850	—	49,091
Expenses — Mortality and expense risk charges and administrative expenses — Type VIII (note 4a)	—	—	—	—	—	—	—
Expenses — Mortality and expense risk charges and administrative expenses — Type IX (note 4a)	—	—	1,786	—	16,724	—	3,401

Net investment income (expense)	(11,177)	(798,782)	(15,161)	3,064,724	384,453	(1,571,214)	(255,419)

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss)	(508,336)	5,486,781	105,500	(16,074,600)	(413,469)	(36,132,244)	(1,598,692)
Unrealized appreciation (depreciation)	4,377,331	26,662,384	170,701	61,535,869	12,238,875	64,861,360	5,163,850
Capital gain distributions	—	1,627,201	—	—	—	—	—

Net realized and unrealized gain (loss) on investments	3,868,995	33,776,366	276,201	45,461,269	11,825,406	28,729,116	3,565,158

Increase (decrease) in net assets from operations	$3,857,818	32,977,584	261,040	48,525,993	12,209,859	27,157,902	3,309,739

GE LIFE & ANNUITY SEPARATE ACCOUNT 4

Statements of Operations, Continued

	Janus Aspen Series (continued)
	Core Equity Portfolio — Institutional Shares	Flexible Income Portfolio — Institutional Shares	Global Life Sciences Portfolio — Service Shares	Global Technology Portfolio — Service Shares	Growth Portfolio — Institutional Shares	Growth Portfolio — Service Shares	International Growth Portfolio — Institutional Shares
	Year ended December 31, 2003
Investment income and expense:
Income — Ordinary dividends	$4	4,154,839	—	—	200,385	—	1,071,063
Expenses — Mortality and expense risk charges — Type I (note 4a)	—	69,846	5,469	10,705	313,974	—	61,525
Expenses — Mortality and expense risk charges and administrative expenses — Type II (note 4a)	—	804,709	58,345	56,128	1,874,355	—	752,573
Expenses — Mortality and expense risk charges and administrative expenses — Type III (note 4a)	—	458,482	85,360	73,730	1,033,018	69,363	375,618
Expenses — Mortality and expense risk charges and administrative expenses — Type IV (note 4a)	—	38,725	8,613	11,782	107,810	9,679	61,843
Expenses — Mortality and expense risk charges and administrative expenses — Type V (note 4a)	19	5,311	—	—	—	—	2,045
Expenses — Mortality and expense risk charges and administrative expenses — Type VI (note 4a)	—	—	52,070	42,404	—	137,641	—
Expenses — Mortality and expense risk charges and administrative expenses — Type VII (note 4a)	—	—	11,813	15,659	—	51,408	—
Expenses — Mortality and expense risk charges and administrative expenses — Type VIII (note 4a)	—	—	—	—	—	—	—
Expenses — Mortality and expense risk charges and administrative expenses — Type IX (note 4a)	—	—	—	—	—	—	—

Net investment income (expense)	(15)	2,777,766	(221,670)	(210,408)	(3,128,772)	(268,091)	(182,541)

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss)	(130)	3,102,986	(2,111,851)	(5,562,604)	(52,859,279)	(2,547,271)	(12,495,460)
Unrealized appreciation (depreciation)	687	(1,204,733)	5,642,778	10,882,379	117,113,119	7,296,628	38,222,502
Capital gain distributions	—	—	—	—	—	—	—

Net realized and unrealized gain (loss) on investments	557	1,898,253	3,530,927	5,319,775	64,253,840	4,749,357	25,727,042

Increase (decrease) in net assets from operations	$542	4,676,019	3,309,257	5,109,367	61,125,068	4,481,266	25,544,501

GE LIFE & ANNUITY SEPARATE ACCOUNT 4

Statements of Operations, Continued

	Janus Aspen Series (continued)					J.P. Morgan Series Trust II
	International Growth Portfolio — Service Shares	Mid Cap Growth Portfolio — Institutional Shares	Mid Cap Growth Portfolio — Service Shares	Worldwide Growth Portfolio — Institutional Shares	Worldwide Growth Portfolio — Service Shares	Bond Portfolio	International Opportunities Portfolio
	Year ended December 31, 2003
Investment income and expense:
Income — Ordinary dividends	$220,121	—	—	3,100,897	183,249	883	—
Expenses — Mortality and expense risk charges — Type I (note 4a)	—	136,564	—	397,934	—	—	—
Expenses — Mortality and expense risk charges and administrative expenses — Type II (note 4a)	—	987,377	—	2,598,030	—	—	—
Expenses — Mortality and expense risk charges and administrative expenses — Type III (note 4a)	61,766	642,594	51,289	871,216	87,166	—	—
Expenses — Mortality and expense risk charges and administrative expenses — Type IV (note 4a)	46,906	75,830	5,981	106,860	12,998	—	—
Expenses — Mortality and expense risk charges and administrative expenses — Type V (note 4a)	—	—	—	—	—	—	—
Expenses — Mortality and expense risk charges and administrative expenses — Type VI (note 4a)	140,995	—	100,407	—	170,862	387	2
Expenses — Mortality and expense risk charges and administrative expenses — Type VII (note 4a)	44,271	—	26,567	—	69,657	—	—
Expenses — Mortality and expense risk charges and administrative expenses — Type VIII (note 4a)	—	—	—	—	—	—	—
Expenses — Mortality and expense risk charges and administrative expenses — Type IX (note 4a)	4,154	—	—	—	—	—	—

Net investment income (expense)	(77,971)	(1,842,365)	(184,244)	(873,143)	(157,434)	496	(2)

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss)	3,101,834	(107,125,873)	(1,263,523)	(65,238,753)	(2,222,890)	(53)	3
Unrealized appreciation (depreciation)	4,835,337	145,894,301	4,865,717	121,705,488	6,825,872	(437)	51
Capital gain distributions	—	—	—	—	—	624	—

Net realized and unrealized gain (loss) on investments	7,937,171	38,768,428	3,602,194	56,466,735	4,602,982	134	54

Increase (decrease) in net assets from operations	$7,859,200	36,926,063	3,417,950	55,593,592	4,445,548	630	52

GE LIFE & ANNUITY SEPARATE ACCOUNT 4

Statements of Operations, Continued

	J.P. Morgan Series Trust II (continued)	MFS® Variable Insurance Trust
	Mid Cap Value Portfolio	MFS® Investors Growth Stock Series — Service Class Shares	MFS® Investors Trust Series — Service Class Shares	MFS® New Discovery Series — Service Class Shares	MFS® Total Return Series — Service Class Shares	MFS® Utilities Series — Service Class Shares
	Year ended December 31, 2003
Investment income and expense:
Income — Ordinary dividends	$60	—	70,720	—	416	416,686
Expenses — Mortality and expense risk charges — Type I (note 4a)	—	—	—	1,043	—	—
Expenses — Mortality and expense risk charges and administrative expenses — Type II (note 4a)	—	—	—	17,145	—	—
Expenses — Mortality and expense risk charges and administrative expenses — Type III (note 4a)	—	65,616	64,628	132,304	—	82,442
Expenses — Mortality and expense risk charges and administrative expenses — Type IV (note 4a)	—	12,612	11,163	13,113	—	5,792
Expenses — Mortality and expense risk charges and administrative expenses — Type V (note 4a)	—	—	—	—	—	—
Expenses — Mortality and expense risk charges and administrative expenses — Type VI (note 4a)	231	172,359	119,187	192,070	301	152,819
Expenses — Mortality and expense risk charges and administrative expenses — Type VII (note 4a)	—	56,913	51,693	65,859	—	67,882
Expenses — Mortality and expense risk charges and administrative expenses — Type VIII (note 4a)	—	—	—	—	—	—
Expenses — Mortality and expense risk charges and administrative expenses — Type IX (note 4a)	—	8,505	4,200	9,313	—	5,154

Net investment income (expense)	(171)	(316,005)	(180,151)	(430,847)	115	102,597

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss)	985	(1,581,632)	(442,323)	17,066	21	(916,779)
Unrealized appreciation (depreciation)	3,794	5,732,067	3,758,246	7,603,890	3,712	6,765,881
Capital gain distributions	—	—	—	—	—	—

Net realized and unrealized gain (loss) on investments	4,779	4,150,435	3,315,923	7,620,956	3,733	5,849,102

Increase (decrease) in net assets from operations	$4,608	3,834,430	3,135,772	7,190,109	3,848	5,951,699

GE LIFE & ANNUITY SEPARATE ACCOUNT 4

Statements of Operations, Continued

	Nations Separate Account Trust		Oppenheimer Variable Account Funds
	Nations Marsico Growth Portfolio	Nations Marsico International Opportunities Portfolio	Oppenheimer Aggressive Growth Fund/VA	Oppenheimer Aggressive Growth Fund/VA — Service Shares	Oppenheimer Bond Fund/VA	Oppenheimer Capital Appreciation Fund/VA	Oppenheimer Capital Appreciation Fund/VA — Service Shares
	Period from May 1, 2003 to December 31, 2003	Period from May 1, 2003 to December 31, 2003	Year ended December 31, 2003
Investment income and expense:
Income — Ordinary dividends	$—	304	—	—	7,551,324	658,915	26
Expenses — Mortality and expense risk charges — Type I (note 4a)	—	—	290,069	—	125,647	250,787	—
Expenses — Mortality and expense risk charges and administrative expenses — Type II (note 4a)	—	—	826,750	—	1,068,662	1,458,984	—
Expenses — Mortality and expense risk charges and administrative expenses — Type III (note 4a)	7,144	4,718	288,020	3,346	532,879	593,462	8,191
Expenses — Mortality and expense risk charges and administrative expenses — Type IV (note 4a)	1,948	1,530	27,801	150	40,983	71,647	1,604
Expenses — Mortality and expense risk charges and administrative expenses — Type V (note 4a)	—	—	—	—	—	—	—
Expenses — Mortality and expense risk charges and administrative expenses — Type VI (note 4a)	20,908	8,513	—	1,976	—	—	7,477
Expenses — Mortality and expense risk charges and administrative expenses — Type VII (note 4a)	20,699	6,530	—	1,362	—	—	4,261
Expenses — Mortality and expense risk charges and administrative expenses — Type VIII (note 4a)	—	—	—	—	—	—	—
Expenses — Mortality and expense risk charges and administrative expenses — Type IX (note 4a)	15,087	6,436	—	2,421	—	—	8,873

Net investment income (expense)	(65,786)	(27,423)	(1,432,640)	(9,255)	5,783,153	(1,715,965)	(30,380)

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss)	105,009	191,396	(46,670,609)	16,228	994,550	(17,481,761)	65,638
Unrealized appreciation (depreciation)	939,883	754,103	70,135,856	48,911	(401,178)	62,718,810	544,217
Capital gain distributions	—	—	—	—	—	—	—

Net realized and unrealized gain (loss) on investments	1,044,892	945,499	23,465,247	65,139	593,372	45,237,049	609,855

Increase (decrease) in net assets from operations	$979,106	918,076	22,032,607	55,884	6,376,525	43,521,084	579,475

GE LIFE & ANNUITY SEPARATE ACCOUNT 4

Statements of Operations, Continued

	Oppenheimer Variable Account Funds (continued)					PBHG Insurance Series Fund, Inc.
	Oppenheimer Global Securities Fund/VA — Service Shares	Oppenheimer High Income Fund/VA	Oppenheimer Main Street Fund/VA — Service Shares	Oppenheimer Main Street Small Cap Fund/VA — Service Shares	Oppenheimer Multiple Strategies Fund/VA	PBHG Growth II Portfolio	PBHG Large Cap Growth Portfolio
	Year ended December 31, 2003
Investment income and expense:
Income — Ordinary dividends	$250,792	7,505,733	303,721	—	2,110,900	—	—
Expenses — Mortality and expense risk charges — Type I (note 4a)	—	185,283	—	—	169,733	11,318	17,746
Expenses — Mortality and expense risk charges and administrative expenses — Type II (note 4a)	—	927,985	—	—	529,415	184,374	244,870
Expenses — Mortality and expense risk charges and administrative expenses — Type III (note 4a)	172,956	324,327	142,682	7,537	235,687	—	—
Expenses — Mortality and expense risk charges and administrative expenses — Type IV (note 4a)	37,089	46,587	23,644	1,595	19,462	—	—
Expenses — Mortality and expense risk charges and administrative expenses — Type V (note 4a)	—	—	—	—	—	—	—
Expenses — Mortality and expense risk charges and administrative expenses — Type VI (note 4a)	365,391	—	298,781	11,001	—	—	—
Expenses — Mortality and expense risk charges and administrative expenses — Type VII (note 4a)	114,745	—	147,134	9,802	—	—	—
Expenses — Mortality and expense risk charges and administrative expenses — Type VIII (note 4a)	—	—	—	—	—	—	—
Expenses — Mortality and expense risk charges and administrative expenses — Type IX (note 4a)	17,151	—	10,469	8,491	—	—	—

Net investment income (expense)	(456,540)	6,021,551	(318,989)	(38,426)	1,156,603	(195,692)	(262,616)

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss)	6,406	(7,648,698)	(674,767)	244,204	(2,654,977)	(1,883,145)	(8,228,688)
Unrealized appreciation (depreciation)	18,054,212	22,851,165	10,382,149	735,614	15,883,735	5,011,706	13,355,969
Capital gain distributions	—	—	—	—	—	—	—

Net realized and unrealized gain (loss) on investments	18,060,618	15,202,467	9,707,382	979,818	13,228,758	3,128,561	5,127,281

Increase (decrease) in net assets from operations	$17,604,078	21,224,018	9,388,393	941,392	14,385,361	2,932,869	4,864,665

GE LIFE & ANNUITY SEPARATE ACCOUNT 4

Statements of Operations, Continued

	PIMCO Variable Insurance Trust				The Prudential Series Fund, Inc.
	Foreign Bond Portfolio — Administrative Class Shares	High Yield Portfolio — Administrative Class Shares	Long-Term U.S. Government Portfolio — Administrative Class Shares	Total Return Portfolio — Administrative Class Shares	Jennison Portfolio — Class II Shares	Jennison 20/20 Focus Portfolio — Class II	SP Jennison International Growth Portfolio — Class II	SP Prudential U.S. Emerging Growth Portfolio — Class II
	Year ended December 31, 2003				Period from May 1, 2003 to December 31, 2003	Period from May 1, 2003 to December 31, 2003	Year ended December 31, 2003
Investment income and expense:
Income — Ordinary dividends	$290,661	4,492,276	2,416,764	6,030,061	—	—	—	—
Expenses — Mortality and expense risk charges — Type I (note 4a)	—	—	—	2,021	—	—	—	—
Expenses — Mortality and expense risk charges and administrative expenses — Type II (note 4a)	—	—	—	69,678	—	—	—	—
Expenses — Mortality and expense risk charges and administrative expenses — Type III (note 4a)	54,049	283,311	413,349	799,819	1,669	418	1,235	1,062
Expenses — Mortality and expense risk charges and administrative expenses — Type IV (note 4a)	5,215	39,108	45,845	176,488	38	—	—	—
Expenses — Mortality and expense risk charges and administrative expenses — Type V (note 4a)	—	—	—	—	—	—	—	—
Expenses — Mortality and expense risk charges and administrative expenses — Type VI (note 4a)	82,491	416,825	480,759	1,420,100	50	75	—	—
Expenses — Mortality and expense risk charges and administrative expenses — Type VII (note 4a)	30,030	207,140	293,375	813,414	23	61	—	—
Expenses — Mortality and expense risk charges and administrative expenses — Type VIII (note 4a)	—	—	—	—	—	—	—	—
Expenses — Mortality and expense risk charges and administrative expenses — Type IX (note 4a)	—	30,970	15,488	57,515	317	32	—	—

Net investment income (expense)	118,876	3,514,922	1,167,948	2,691,026	(2,097)	(586)	(1,235)	(1,062)

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss)	96,041	1,772,986	610,025	1,792,216	(1,818)	635	115,131	(1,092)
Unrealized appreciation (depreciation)	(202,048)	6,070,757	(1,489,148)	(208,896)	35,176	14,101	(174)	24,293
Capital gain distributions	—	—	1,107,205	1,947,400	—	—	—	—

Net realized and unrealized gain (loss) on investments	(106,007)	7,843,743	228,082	3,530,720	33,358	14,736	114,957	23,201

Increase (decrease) in net assets from operations	$12,869	11,358,665	1,396,030	6,221,746	31,261	14,150	113,722	22,139

GE LIFE & ANNUITY SEPARATE ACCOUNT 4

Statements of Operations, Continued

	Rydex Variable Trust	Salomon Brothers Variable Series Funds, Inc				Scudder Variable Series II	Van Kampen Life Investment Trust
	OTC Fund	Salomon Brothers Variable Investors Fund — Class I	Salomon Brothers Variable All Cap Fund — Class II	Salomon Brothers Variable Strategic Bond Fund — Class I	Salomon Brothers Variable Total Return Fund — Class I	Scudder Technology Growth Portfolio — Class B Shares	Comstock Portfolio — Class II Shares	Emerging Growth Portfolio — Class II Shares
	Year ended December 31, 2003		Period from May 1, 2003 to December 31, 2003	Year ended December 31, 2003			Year ended December 31, 2003
Investment income and expense:
Income — Ordinary dividends	$—	662,501	—	2,665,273	282,972	—	48,121	—
Expenses — Mortality and expense risk charges — Type I (note 4a)	—	43,137	—	35,258	5,473	—	—	—
Expenses — Mortality and expense risk charges and administrative expenses — Type II (note 4a)	—	247,412	—	348,672	107,988	—	—	—
Expenses — Mortality and expense risk charges and administrative expenses — Type III (note 4a)	28,026	335,801	5,751	348,009	134,025	—	21,717	4,769
Expenses — Mortality and expense risk charges and administrative expenses — Type IV (note 4a)	2,479	29,598	190	39,412	9,295	—	5,503	361
Expenses — Mortality and expense risk charges and administrative expenses — Type V (note 4a)	—	—	—	—	—	—	—	—
Expenses — Mortality and expense risk charges and administrative expenses — Type VI (note 4a)	65,885	—	11,487	—	—	7	96,293	30,687
Expenses — Mortality and expense risk charges and administrative expenses — Type VII (note 4a)	28,758	—	8,470	—	—	—	66,503	14,770
Expenses — Mortality and expense risk charges and administrative expenses — Type VIII (note 4a)	—	—	—	—	—	—	—	—
Expenses — Mortality and expense risk charges and administrative expenses — Type IX (note 4a)	3,937	—	3,338	—	—	—	16,846	4,833

Net investment income (expense)	(129,085)	6,553	(29,236)	1,893,922	26,191	(7)	(158,741)	(55,420)

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss)	(880,952)	(3,305,045)	50,864	3,320,791	(4,660)	2	432,826	82,607
Unrealized appreciation (depreciation)	3,894,505	15,342,042	632,103	(476,633)	2,108,750	218	3,776,299	751,563
Capital gain distributions	—	—	—	1,117,503	215,308	—	—	—

Net realized and unrealized gain (loss) on investments	3,013,553	12,036,997	682,967	3,961,661	2,319,398	220	4,209,125	834,170

Increase (decrease) in net assets from operations	$2,884,468	12,043,550	653,731	5,855,583	2,345,589	213	4,050,384	778,750

See accompanying notes to financial statements.

GE LIFE & ANNUITY SEPARATE ACCOUNT 4

Statements of Changes in Net Assets

	AIM Variable Insurance Funds
	AIM V.I. Aggressive Growth Fund — Series I Shares		AIM V.I. Basic Value Fund — Series II Shares	AIM V.I. Capital Appreciation Fund — Series I Shares		AIM V.I. Capital Appreciation Fund — Series I Shares		AIM V.I. Core Equity Fund — Series I Shares
	Year ended December 31,		Period from May 1, 2003 to December 31,	Year ended December 31,		Year ended December 31,		Year ended December 31,
	2003	2002	2003	2003	2002	2003	2002	2003	2002
Increase (decrease) in net assets
From operations:
Net investment income (expense)	$(14)	(114)	(26,862)	(272,142)	(228,447)	(53)	(36)	(2)	—
Net realized gain (loss) on investments	379	(9,943)	47,938	(1,081,971)	(1,252,886)	498	(3)	479	(15)
Unrealized appreciation (depreciation) on investments	99	(455)	596,743	5,682,372	(2,886,768)	1,917	(1,020)	188	(94)
Capital gain distributions	—	—	—	—	—	—	—	—	—

Increase (decrease) in net assets from operations	464	(10,512)	617,819	4,328,259	(4,368,101)	2,362	(1,059)	665	(109)

From capital transactions:
Net premiums	365	705	4,484,538	3,785,769	3,361,198	—	—	1,534	1,088
Transfers (to) from the general account of GE Life & Annuity:
Death benefits	—	—	—	(215,136)	(90,500)	—	—	—	—
Surrenders	(1,341)	(244)	(44,613)	(898,247)	(936,488)	(150)	—	—	—
Cost of insurance and administrative expense (note 4a)	—	705	(461)	(27,925)	(13,304)	—	—	—	—
Capital contribution	—	—	—	—	—	—	—	—	—
Transfers (to) from the Guarantee Account	(237)	(702)	480,422	778,186	3,541,435	(4,000)	2	1,409	—
Transfers (to) from other subaccounts	31	2,859	2,105,947	(1,077,472)	(1,856,784)	2,216	866	(3,614)	155

Increase (decrease) in net assets from capital transactions (note 5)	(1,182)	3,323	7,025,833	2,345,175	4,005,557	(1,934)	868	(671)	1,243

Increase (decrease) in net assets	(718)	(7,189)	7,643,652	6,673,434	(362,544)	428	(191)	(6)	1,134
Net assets at beginning of year	1,842	9,031	—	15,429,711	15,792,255	4,711	4,902	1,404	270

Net assets at end of period	$1,124	1,842	7,643,652	22,103,145	15,429,711	5,139	4,711	1,398	1,404

Changes in units (note 5):
Units purchased	60	600	597,699	749,588	1,301,411	134	117	204	201
Units redeemed	(241)	(1,571)	(5,274)	(377,492)	(546,194)	(251)	—	(250)	—

Net increase (decrease) in units from capital transactions with contract owners during the years or lesser period ended December 31, 2003 and 2002	(181)	(971)	592,425	372,096	755,217	(117)	117	(46)	201

GE LIFE & ANNUITY SEPARATE ACCOUNT 4

Statements of Changes in Net Assets, Continued

	AIM Variable Insurance Funds (continued)
	AIM V.I. Global Utilities Fund — Series I Shares		AIM V.I. Government Securities Fund — Series I Shares		AIM V.I. Growth Fund — Series I Shares		AIM V.I. New Technology Fund — Series I Shares
	Year ended December 31,		Year ended December 31,		Year ended December 31,		Year ended December 31,
	2003	2002	2003	2002	2003	2002	2003	2002
Increase (decrease) in net assets
From operations:
Net investment income (expense)	$37	42	27,709	(3,334)	(141,537)	(124,544)	(526)	(198)
Net realized gain (loss) on investments	(1,163)	102	19,902	36,073	(604,925)	(1,059,055)	20,766	(41,968)
Unrealized appreciation (depreciation) on investments	52	(526)	(10,649)	3,187	3,139,432	(1,949,608)	585	26,317
Capital gain distributions	—	—	513	—	—	—	—	—

Increase (decrease) in net assets from operations	(1,074)	(382)	37,475	35,926	2,392,970	(3,133,207)	20,825	(15,849)

From capital transactions:
Net premiums	90	855	300	1,935	890,810	2,122,936	8,569	15,994
Transfers (to) from the general account of GE Life & Annuity:
Death benefits	—	—	—	—	(46,157)	(30,397)	—	—
Surrenders	(140)	—	(998,525)	(508,186)	(464,715)	(398,150)	(226)	(375)
Cost of insurance and administrative expense (note 4a)	—	—	—	—	(14,823)	(7,906)	—	—
Capital contribution	—	—	—	—	—	—	—	—
Transfers (to) from the Guarantee Account	(1,829)	2	(1,401,312)	109	568,272	2,011,516	32,550	4
Transfers (to) from other subaccounts	3,179	1	1,272,157	1,985,835	(83,336)	(681,930)	45,524	(46,115)

Increase (decrease) in net assets from capital transactions (note 5)	1,300	858	(1,127,380)	1,479,693	850,051	3,016,069	86,417	(30,492)

Increase (decrease) in net assets	226	476	(1,089,905)	1,515,619	3,243,021	(117,138)	107,242	(46,341)
Net assets at beginning of year	1,526	1,050	1,524,707	9,088	7,692,912	7,810,050	7,106	53,447

Net assets at end of period	$1,752	1,526	434,802	1,524,707	10,935,933	7,692,912	114,348	7,106

Changes in units (note 5):
Units purchased	21	147	102,564	169,453	388,698	899,312	36,197	6,070
Units redeemed	(13)	—	(193,434)	(43,322)	(162,245)	(242,795)	(94)	(17,644)

Net increase (decrease) in units from capital transactions with contract owners during the years or lesser period ended December 31, 2003 and 2002	8	147	(90,870)	126,131	226,453	656,517	36,103	(11,574)

GE LIFE & ANNUITY SEPARATE ACCOUNT 4

Statements of Changes in Net Assets, Continued

	AIM Variable Insurance Funds (continued)		The Alger American Fund
	AIM V.I. Premier Equity Fund — Series I Shares		Alger American Growth Portfolio — Class O Shares		Alger American Small Capitalization Portfolio — Class O Shares
	Year ended December 31,		Year ended December 31,		Year ended December 31,
	2003	2002	2003	2002	2003	2002
Increase (decrease) in net assets
From operations:
Net investment income (expense)	$(405,021)	(412,949)	(1,972,725)	(2,821,261)	(929,539)	(1,061,924)
Net realized gain (loss) on investments	(2,899,513)	(2,961,918)	(46,655,664)	(62,466,759)	(19,328,674)	(31,257,385)
Unrealized appreciation (depreciation) on investments	10,106,028	(9,972,946)	87,800,403	(20,012,342)	41,980,979	7,930,141
Capital gain distributions	—	—	—	—	—	—

Increase (decrease) in net assets from operations	6,801,494	(13,347,813)	39,172,014	(85,300,362)	21,722,766	(24,389,168)

From capital transactions:
Net premiums	1,743,372	9,012,833	360,504	909,694	329,059	586,620
Transfers (to) from the general account of GE Life & Annuity:
Death benefits	(387,392)	(497,976)	(1,194,022)	(1,475,793)	(661,980)	(639,937)
Surrenders	(1,704,182)	(1,823,347)	(14,489,912)	(22,029,506)	(7,845,864)	(8,931,595)
Cost of insurance and administrative expense (note 4a)	(61,511)	(31,542)	(185,187)	(245,816)	(85,150)	(93,538)
Capital contribution	—	—	—	—	—	—
Transfers (to) from the Guarantee Account	897,395	7,610,994	(1,532,106)	(2,837,383)	(138,700)	(356,054)
Transfers (to) from other subaccounts	(2,526,878)	(3,938,928)	(649,475)	(42,079,361)	12,015,626	(3,917,284)

Increase (decrease) in net assets from capital transactions (note 5)	(2,039,196)	10,332,034	(17,690,198)	(67,758,165)	3,612,991	(13,351,788)

Increase (decrease) in net assets	4,762,298	(3,015,779)	21,481,816	(153,058,527)	25,335,757	(37,740,956)
Net assets at beginning of year	31,027,890	34,043,669	131,539,835	284,598,362	56,262,086	94,003,042

Net assets at end of period	$35,790,188	31,027,890	153,021,651	131,539,835	81,597,843	56,262,086

Changes in units (note 5):
Units purchased	551,823	2,321,149	33,176	82,999	1,468,473	91,433
Units redeemed	(971,115)	(877,434)	(1,661,152)	(6,266,315)	(1,039,174)	(2,179,377)

Net increase (decrease) in units from capital transactions with contract owners during the years or lesser period ended December 31, 2003 and 2002	(419,292)	1,443,715	(1,627,976)	(6,183,316)	429,299	(2,087,944)

GE LIFE & ANNUITY SEPARATE ACCOUNT 4

Statements of Changes in Net Assets, Continued

	AllianceBernstein Variable Products Series Fund, Inc.							American Century Variable Portfolios, Inc.
	Growth and Income Portfolio — Class B		Premier Growth Portfolio — Class B		Quasar Portfolio — Class B		Technology Portfolio — Class B	VP Income & Growth Fund — Class I	VP Ultra Fund — Class I
	Year ended December 31,		Year ended December 31,		Year ended December 31,		Period from May 1, 2003 to December 31, 2003	Year ended December 31, 2003	Year ended December 31, 2003
	2003	2002	2003	2002	2003	2002
Increase (decrease) in net assets
From operations:
Net investment income (expense)	$(878,324)	(819,071)	(419,844)	(416,691)	(91,312)	(68,278)	(10,695)	(26)	(11)
Net realized gain (loss) on investments	(2,197,951)	(4,637,518)	(2,708,795)	(2,472,645)	(85,858)	(314,272)	23,538	(15)	(22)
Unrealized appreciation (depreciation) on investments	35,325,473	(19,001,826)	8,321,449	(7,480,012)	2,517,933	(1,474,752)	180,071	743	227
Capital gain distributions	—	2,642,353	—	—	—	—	—	—	—

Increase (decrease) in net assets from operations	32,249,198	(21,816,062)	5,192,810	(10,369,348)	2,340,763	(1,857,302)	192,914	702	194

From capital transactions:
Net premiums	23,879,307	27,373,163	3,086,070	6,069,512	619,256	1,149,491	1,365,529	2,364	334
Transfers (to) from the general account of GE Life & Annuity:
Death benefits	(1,673,888)	(381,133)	(355,996)	(296,124)	(119,684)	(1,969)	(15,305)	—	—
Surrenders	(6,891,771)	(3,793,676)	(1,809,247)	(1,299,693)	(196,284)	(122,777)	(20,891)	—	—
Cost of insurance and administrative expense (note 4a)	(172,130)	(67,979)	(50,340)	(24,230)	(9,653)	(3,348)	(202)	—	—
Capital contribution	—	—	—	—	—	—	—	—	—
Transfers (to) from the Guarantee Account	10,108,326	29,167,836	679,557	5,973,124	773,328	828,542	141,269	34	883
Transfers (to) from other subaccounts	19,423,968	(3,301,402)	(2,055,291)	(2,235,041)	1,042,436	(346,699)	1,058,492	—	—

Increase (decrease) in net assets from capital transactions (note 5)	44,673,812	48,996,809	(505,247)	8,187,548	2,109,399	1,503,240	2,528,892	2,398	1,217

Increase (decrease) in net assets	76,923,010	27,180,747	4,687,563	(2,181,800)	4,450,162	(354,062)	2,721,806	3,100	1,411
Net assets at beginning of year	88,719,278	61,538,531	24,994,042	27,175,842	4,036,452	4,390,514	—	—	—

Net assets at end of period	$165,642,288	88,719,278	29,681,605	24,994,042	8,486,614	4,036,452	2,721,806	3,100	1,411

Changes in units (note 5):
Units purchased	5,401,094	5,940,517	1,568,862	2,009,644	380,969	281,760	209,268	247	119
Units redeemed	(883,939)	(792,999)	(1,779,189)	(643,376)	(51,267)	(67,668)	(2,969)	—	—

Net increase (decrease) in units from capital transactions with contract owners during the years or lesser period ended December 31, 2003 and 2002	4,517,155	5,147,518	(210,327)	1,366,268	329,702	214,092	206,299	247	119

GE LIFE & ANNUITY SEPARATE ACCOUNT 4

Statements of Changes in Net Assets, Continued

	Dreyfus				Eaton Vance Variable Trust
	Dreyfus Investment Portfolios-Emerging Markets Portfolio — Initial Shares		The Dreyfus Socially Responsible Growth Fund, Inc. — Initial Shares		VT Floating-Rate Income Fund
	Year ended December 31,		Year ended December 31,		Year ended December 31, 2003	Period from May 1, 2002 to December 31, 2002
	2003	2002	2003	2002
Increase (decrease) in net assets
From operations:
Net investment income (expense)	$(81,902)	(32,540)	(74,449)	(72,934)	12,309	(1)
Net realized gain (loss) on investments	2,471,095	(132,734)	(409,779)	(181,107)	2,989	1
Unrealized appreciation (depreciation) on investments	142,809	(236,074)	1,638,293	(1,748,112)	32,641	1
Capital gain distributions	—	—	—	—	—	—

Increase (decrease) in net assets from operations	2,532,002	(401,348)	1,154,065	(2,002,153)	47,939	1

From capital transactions:
Net premiums	759,288	2,250,364	270,282	759,010	8,132,627	—
Transfers (to) from the general account of GE Life & Annuity:
Death benefits	(98,937)	(29,339)	(68,592)	(4,945)	—	—
Surrenders	(629,620)	(868,486)	(147,433)	(114,198)	(127,478)	—
Cost of insurance and administrative expense (note 4a)	(7,891)	(3,576)	(22,798)	(10,265)	(580)	—
Capital contribution	—	—	—	—	—	—
Transfers (to) from the Guarantee Account	627,615	1,128,810	171,807	612,162	438,848	2,069
Transfers (to) from other subaccounts	(8,860,918)	378,974	(366,134)	(136,723)	1,088,642	—

Increase (decrease) in net assets from capital transactions (note 5)	(8,210,463)	2,856,747	(162,868)	1,105,041	9,532,059	2,069

Increase (decrease) in net assets	(5,678,461)	2,455,399	991,197	(897,112)	9,579,998	2,070
Net assets at beginning of year	5,678,461	3,223,062	4,923,737	5,820,849	2,070	—

Net assets at end of period	$—	5,678,461	5,914,934	4,923,737	9,582,068	2,070

Changes in units (note 5):
Units purchased	119,748	438,438	86,631	226,042	960,450	208
Units redeemed	(828,659)	(105,101)	(118,016)	(43,969)	(14,293)	—

Net increase (decrease) in units from capital transactions with contract owners during the years or lesser period ended December 31, 2003 and 2002	(708,911)	333,337	(31,385)	182,073	946,157	208

GE LIFE & ANNUITY SEPARATE ACCOUNT 4

Statements of Changes in Net Assets, Continued

	Eaton Vance Variable Trust (continued)				Federated Insurance Series
	VT Income Fund of Boston		VT Worldwide Health Sciences Fund		Federated American Leaders Fund II — Primary Shares		Federated Capital Income Fund II
	Year ended December 31, 2003	Period from September 13, to December 31, 2002	Year ended December 31, 2003	Period from May 1, 2002 to December 31, 2002	Year ended December 31,		Year ended December 31,
					2003	2002	2003	2002
Increase (decrease) in net assets
From operations:
Net investment income (expense)	$(256)	—	(29,380)	(6)	100,766	(225,448)	1,293,048	1,483,805
Net realized gain (loss) on investments	5	—	25,467	—	(5,944,264)	(5,794,037)	(6,877,849)	(7,750,548)
Unrealized appreciation (depreciation) on investments	2,764	—	224,588	(644)	20,835,057	(15,258,183)	9,915,284	(4,229,150)
Capital gain distributions	—	—	—	—	—	—	—	—

Increase (decrease) in net assets from operations	2,513	—	220,675	(650)	14,991,559	(21,277,668)	4,330,483	(10,495,893)

From capital transactions:
Net premiums	21,208	—	2,741,378	31,041	148,228	327,653	48,918	97,911
Transfers (to) from the general account of GE Life & Annuity:
Death benefits	—	—	—	—	(664,104)	(1,324,524)	(559,664)	(430,195)
Surrenders	—	—	(68,699)	—	(7,769,414)	(8,959,259)	(2,718,546)	(5,177,323)
Cost of insurance and administrative expense (note 4a)	—	—	(1,611)	—	(87,712)	(103,367)	(31,226)	(41,193)
Capital contribution	—	—	—	—	—	—	—	—
Transfers (to) from the Guarantee Account	11	—	555,437	(9)	(219,229)	(2,065,035)	(131,685)	(788,522)
Transfers (to) from other subaccounts	—	—	3,073,673	—	(1,630,230)	(3,341,702)	(1,566,250)	(2,048,175)

Increase (decrease) in net assets from capital transactions (note 5)	21,219	—	6,300,178	31,032	(10,222,461)	(15,466,234)	(4,958,453)	(8,387,497)

Increase (decrease) in net assets	23,732	—	6,520,853	30,382	4,769,098	(36,743,902)	(627,970)	(18,883,390)
Net assets at beginning of year	—	—	30,382	—	66,257,131	103,001,033	26,744,947	45,628,337

Net assets at end of period	$23,732	—	6,551,235	30,382	71,026,229	66,257,131	26,116,977	26,744,947

Changes in units (note 5):
Units purchased	2,134	—	530,929	3,029	11,832	27,559	4,447	9,168
Units redeemed	—	—	(7,088)	—	(827,762)	(1,326,299)	(455,343)	(792,356)

Net increase (decrease) in units from capital transactions with contract owners during the years or lesser period ended December 31, 2003 and 2002	2,134	—	523,841	3,029	(815,930)	(1,298,740)	(450,896)	(783,188)

GE LIFE & ANNUITY SEPARATE ACCOUNT 4

Statements of Changes in Net Assets, Continued

	Federated Insurance Series (continued)
	Federated High Income Bond Fund II — Primary Shares		Federated High Income Bond Fund II — Service Shares		Federated International Small Company Fund II		Federated Kaufmann Fund II — Service Shares
	Year ended December 31,		Year ended December 31,		Period from January 1, 2003 to November 14, 2003	Year ended December 31, 2002	Period from May 1, 2003 to December 31, 2003
	2003	2002	2003	2002
Increase (decrease) in net assets
From operations:
Net investment income (expense)	$3,954,379	5,642,758	1,365,045	894,021	(63,521)	(47,202)	(51,058)
Net realized gain (loss) on investments	3,674,852	(7,536,375)	1,217,308	(700,252)	1,518,141	(107,021)	125,297
Unrealized appreciation (depreciation) on investments	5,331,295	2,444,257	2,861,176	85,510	236,321	(106,734)	648,953
Capital gain distributions	—	—	—	—	—	—	—

Increase (decrease) in net assets from operations	12,960,526	550,640	5,443,529	279,279	1,690,941	(260,957)	723,192

From capital transactions:
Net premiums	214,230	396,063	10,807,215	5,078,647	1,005,731	1,508,761	5,008,964
Transfers (to) from the general account of GE Life & Annuity:
Death benefits	(621,901)	(1,028,580)	(584,736)	(136,784)	(25,509)	—	(3,988)
Surrenders	(9,918,139)	(7,727,366)	(4,156,374)	(1,354,161)	(177,849)	(382,784)	(231,576)
Cost of insurance and administrative expense (note 4a)	(74,167)	(53,992)	(40,956)	(13,040)	(5,827)	(1,039)	(3,602)
Capital contribution	—	—	—	—	—	—	—
Transfers (to) from the Guarantee Account	1,041,954	(426,972)	3,310,163	4,256,098	266,785	343,073	1,838,360
Transfers (to) from other subaccounts	14,338,928	7,253,120	8,906,871	4,213,927	(5,508,498)	231,449	6,521,350

Increase (decrease) in net assets from capital transactions (note 5)	4,980,905	(1,587,727)	18,242,183	12,044,687	(4,445,167)	1,699,460	13,129,508

Increase (decrease) in net assets	17,941,431	(1,037,087)	23,685,712	12,323,966	(2,754,226)	1,438,503	13,852,700
Net assets at beginning of year	57,948,023	58,985,110	19,636,821	7,312,855	2,754,226	1,315,723	—

Net assets at end of period	$75,889,454	57,948,023	43,322,533	19,636,821	—	2,754,226	13,852,700

Changes in units (note 5):
Units purchased	2,205,077	62,488	2,200,577	1,463,866	161,120	431,785	1,060,261
Units redeemed	(1,501,325)	(75,405)	(463,618)	(162,745)	(723,940)	(80,852)	(19,043)

Net increase (decrease) in units from capital transactions with contract owners during the years or lesser period ended December 31, 2003 and 2002	703,752	(12,917)	1,736,959	1,301,121	(562,820)	350,933	1,041,218

GE LIFE & ANNUITY SEPARATE ACCOUNT 4

Statements of Changes in Net Assets, Continued

	Fidelity Variable Insurance Products Fund (VIP)
	VIP Equity-Income Portfolio — Initial Class		VIP Equity-Income Portfolio — Service Class 2		VIP Growth Portfolio — Initial Class		VIP Growth Portfolio — Service Class 2		VIP Overseas Portfolio — Initial Class
	Year ended December 31,		Year ended December 31,		Year ended December 31,		Year ended December 31,		Year ended December 31,
	2003	2002	2003	2002	2003	2002	2003	2002	2003	2002
Increase (decrease) in net assets
From operations:
Net investment income (expense)	$1,980,364	2,220,389	(140,052)	(180,670)	(2,677,765)	(3,756,939)	(553,295)	(442,776)	(265,441)	(306,843)
Net realized gain (loss) on investments	(18,278,840)	(26,990,261)	(798,779)	(2,870,603)	(49,551,027)	(71,114,136)	(1,899,734)	(3,307,522)	6,142,067	(30,904,282)
Unrealized appreciation (depreciation) on investments	118,163,157	(90,309,199)	21,844,821	(8,077,999)	117,974,995	(55,882,133)	12,711,359	(8,287,501)	11,873,456	20,654,924
Capital gain distributions	—	12,458,476	—	810,817	—	—	—	—	—	—

Increase (decrease) in net assets from operations	101,864,681	(102,620,595)	20,905,990	(10,318,455)	65,746,203	(130,753,208)	10,258,330	(12,037,799)	17,750,082	(10,556,201)

From capital transactions:
Net premiums	1,466,235	2,064,861	22,581,971	18,440,514	808,782	1,584,011	10,554,098	7,659,301	205,616	104,711
Transfers (to) from the general account of GE Life & Annuity:
Death benefits	(3,277,372)	(5,894,836)	(589,808)	(288,408)	(1,777,449)	(2,936,193)	(449,458)	(136,507)	(499,474)	(497,928)
Surrenders	(57,822,398)	(71,524,823)	(4,053,624)	(2,337,306)	(25,996,220)	(43,820,727)	(2,219,418)	(1,527,159)	(7,124,228)	(7,423,256)
Cost of insurance and administrative expense (note 4a)	(507,195)	(591,340)	(99,255)	(35,411)	(376,144)	(489,389)	(51,163)	(25,469)	(69,855)	(84,255)
Capital contribution	—	—	—	—	—	—	—	—	—	—
Transfers (to) from the Guarantee Account	(2,340,630)	(9,675,136)	6,293,499	15,009,322	(1,619,774)	(5,598,663)	2,553,245	7,041,420	2,209,611	(2,388,226)
Transfers (to) from other subaccounts	12,011,576	4,213,332	4,874,688	2,630,925	6,004,213	(47,411,539)	2,921,634	298,166	17,606,040	(3,992,961)

Increase (decrease) in net assets from capital transactions (note 5)	(50,469,784)	(81,407,942)	29,007,471	33,419,636	(22,956,592)	(98,672,500)	13,308,938	13,309,752	12,327,710	(14,281,915)

Increase (decrease) in net assets	51,394,897	(184,028,537)	49,913,461	23,101,181	42,789,611	(229,425,708)	23,567,268	1,271,953	30,077,792	(24,838,116)
Net assets at beginning of year	397,750,255	581,778,792	56,773,936	33,672,755	234,096,929	463,522,637	30,696,322	29,424,369	38,302,234	63,140,350

Net assets at end of period	$449,145,152	397,750,255	106,687,397	56,773,936	276,886,540	234,096,929	54,263,590	30,696,322	68,380,026	38,302,234

Changes in units (note 5):
Units purchased	344,915	176,710	3,613,560	3,839,337	155,661	90,345	2,286,034	2,435,137	1,713,762	6,818
Units redeemed	(1,636,506)	(2,433,548)	(508,792)	(283,218)	(680,163)	(5,699,671)	(387,929)	(248,070)	(658,546)	(813,369)

Net increase (decrease) in units from capital transactions with contract owners during the years or lesser period ended December 31, 2003 and 2002	(1,291,591)	(2,256,838)	3,104,768	3,556,119	(524,502)	(5,609,326)	1,898,105	2,187,067	1,055,216	(806,551)

GE LIFE & ANNUITY SEPARATE ACCOUNT 4

Statements of Changes in Net Assets, Continued

	Fidelity Variable Insurance Products Fund II (VIP II)						Fidelity Variable Insurance Products Fund III (VIP III)
	VIP II Asset ManagerSM Portfolio — Initial Class		VIP II Contrafund® Portfolio — Initial Class		VIP II Contrafund® Portfolio — Service Class 2		VIP III Dynamic Capital Appreciation Portfolio — Service Class 2	VIP III Growth & Income Portfolio — Initial Class
	Year ended December 31,		Year ended December 31,		Year ended December 31,		Period from May 1, 2003 to December 31, 2003	Year ended December 31,
	2003	2002	2003	2002	2003	2002		2003	2002
Increase (decrease) in net assets
From operations:
Net investment income (expense)	$4,933,821	7,038,611	(2,871,531)	(2,018,536)	(753,738)	(349,227)	(833)	(234,938)	(19,060)
Net realized gain (loss) on investments	(8,185,528)	(13,225,813)	(9,319,912)	(22,661,457)	350,712	(860,466)	856	(7,294,707)	(11,960,687)
Unrealized appreciation (depreciation) on investments	33,141,434	(20,459,486)	85,542,202	(16,307,912)	15,167,803	(3,118,607)	13,013	26,038,023	(10,793,024)
Capital gain distributions	—	—	—	—	—	—	—	—	—

Increase (decrease) in net assets from operations	29,889,727	(26,646,688)	73,350,759	(40,987,905)	14,764,777	(4,328,300)	13,036	18,508,378	(22,772,771)

From capital transactions:
Net premiums	661,046	824,806	1,013,373	1,087,687	19,721,660	13,753,126	163,111	419,951	393,144
Transfers (to) from the general account of GE Life & Annuity:
Death benefits	(1,659,880)	(2,573,512)	(2,505,506)	(3,010,964)	(557,223)	(555,012)	—	(954,575)	(1,386,576)
Surrenders	(25,537,169)	(35,873,187)	(36,915,426)	(45,891,019)	(2,623,972)	(1,624,706)	(92)	(8,114,363)	(9,301,577)
Cost of insurance and administrative expense (note 4a)	(362,440)	(486,372)	(398,046)	(439,424)	(70,192)	(24,795)	—	(130,195)	(130,991)
Capital contribution	—	—	—	—	—	—	—	—	—
Transfers (to) from the Guarantee Account	(3,492,609)	(4,425,345)	(2,490,878)	(6,198,177)	6,086,271	6,828,114	2,291	242,408	(1,561,316)
Transfers (to) from other subaccounts	1,482,804	(6,469,934)	11,894,575	(7,932,223)	5,122,352	662,760	48,853	6,593,404	(3,894,073)

Increase (decrease) in net assets from capital transactions (note 5)	(28,908,248)	(49,003,544)	(29,401,908)	(62,384,120)	27,678,896	19,039,487	214,163	(1,943,370)	(15,881,389)

Increase (decrease) in net assets	981,479	(75,650,232)	43,948,851	(103,372,025)	42,443,673	14,711,187	227,199	16,565,008	(38,654,160)
Net assets at beginning of year	201,810,496	277,460,728	301,848,925	405,220,950	40,962,674	26,251,487	—	88,457,658	127,111,818

Net assets at end of period	$202,791,975	201,810,496	345,797,776	301,848,925	83,406,347	40,962,674	227,199	105,022,666	88,457,658

Changes in units (note 5):
Units purchased	84,364	34,048	534,737	58,192	3,633,243	2,659,043	19,199	534,540	39,164
Units redeemed	(1,221,953)	(2,058,298)	(1,752,771)	(3,391,692)	(383,633)	(276,049)	(8)	(677,183)	(1,632,540)

Net increase (decrease) in units from capital transactions with contract owners during the years or lesser period ended December 31, 2003 and 2002	(1,137,589)	(2,024,250)	(1,218,034)	(3,333,500)	3,249,610	2,382,994	19,191	(142,643)	(1,593,376)

GE LIFE & ANNUITY SEPARATE ACCOUNT 4

Statements of Changes in Net Assets, Continued

	Fidelity Variable Insurance Products Fund III (VIP III) (continued)
	VIP III Growth & Income Portfolio — Service Class 2		VIP III Growth Opportunities Portfolio — Initial Class		VIP III Mid Cap Portfolio — Initial Class		VIP III Mid Cap Portfolio — Service Class 2
	Year ended December 31,		Year ended December 31,		Year ended December 31,		Year ended December 31,
	2003	2002	2003	2002	2003	2002	2003	2002
Increase (decrease) in net assets
From operations:
Net investment income (expense)	$(144,231)	(66,229)	(200,982)	(119,133)	(145)	58	(1,002,329)	(398,149)
Net realized gain (loss) on investments	(127,193)	(822,405)	(9,460,193)	(9,255,837)	1,106	(1,029)	1,846,594	(636,367)
Unrealized appreciation (depreciation) on investments	4,511,688	(2,209,558)	17,920,957	(2,884,303)	13,326	(564)	25,744,841	(4,686,153)
Capital gain distributions	—	—	—	—	—	—	—	—

Increase (decrease) in net assets from operations	4,240,264	(3,098,192)	8,259,782	(12,259,273)	14,287	(1,535)	26,589,106	(5,720,669)

From capital transactions:
Net premiums	6,081,495	5,208,975	169,732	154,821	1,790	1,685	21,411,856	15,981,056
Transfers (to) from the general account of GE Life & Annuity:
Death benefits	(260,014)	(395,607)	(351,841)	(417,856)	—	—	(745,857)	(249,090)
Surrenders	(1,923,051)	(789,210)	(3,394,255)	(4,045,649)	(579)	—	(3,863,376)	(2,142,496)
Cost of insurance and administrative expense (note 4a)	(30,619)	(13,184)	(49,063)	(56,990)	—	—	(101,948)	(34,831)
Capital contribution	—	—	—	—	—	—	—	—
Transfers (to) from the Guarantee Account	1,859,784	3,478,106	(633,863)	(1,041,312)	(34,871)	—	6,861,370	11,739,839
Transfers (to) from other subaccounts	2,222,098	(598,866)	(1,477,611)	(6,939,866)	50,472	8,248	22,391,099	670,051

Increase (decrease) in net assets from capital transactions (note 5)	7,949,693	6,890,214	(5,736,901)	(12,346,852)	16,812	9,933	45,953,144	25,964,529

Increase (decrease) in net assets	12,189,957	3,792,022	2,522,881	(24,606,125)	31,099	8,398	72,542,250	20,243,860
Net assets at beginning of year	16,626,436	12,834,414	33,699,094	58,305,219	30,177	21,779	52,471,715	32,227,855

Net assets at end of period	$28,816,393	16,626,436	36,221,975	33,699,094	61,276	30,177	125,013,965	52,471,715

Changes in units (note 5):
Units purchased	1,190,682	1,070,730	22,011	18,922	4,710	1,125	4,631,403	2,892,870
Units redeemed	(260,527)	(221,612)	(765,963)	(1,526,660)	(3,195)	—	(446,094)	(242,410)

Net increase (decrease) in units from capital transactions with contract owners during the years or lesser period ended December 31, 2003 and 2002	930,155	849,118	(743,952)	(1,507,738)	1,515	1,125	4,185,309	2,650,460

GE LIFE & ANNUITY SEPARATE ACCOUNT 4

Statements of Changes in Net Assets, Continued

	Franklin Templeton Variable Insurance Products Trust				GE Investments Funds, Inc.
	Templeton Foreign Securities Fund — Class 2 Shares		Templeton Global Asset Allocation Fund — Class 2 Shares		Global Income Fund
	Year ended December 31, 2003	Period from September 13, 2002 to December 31, 2002	Year ended December 31, 2003	Period from September 13, 2002 to December 31, 2002	Year ended December 31,
					2003	2002
Increase (decrease) in net assets
From operations:
Net investment income (expense)	$68	—	48	(5)	415,779	18,801
Net realized gain (loss) on investments	27	—	917	30	1,034,176	633,062
Unrealized appreciation (depreciation) on investments	4,385	—	8	(11)	342,964	1,025,884
Capital gain distributions	—	—	—	—	—	—

Increase (decrease) in net assets from operations	4,480	—	973	14	1,792,919	1,677,747

From capital transactions:
Net premiums	11,000	—	—	3,783	28,526	48,415
Transfers (to) from the general account of GE Life & Annuity:
Death benefits	—	—	—	—	(20,342)	(28,157)
Surrenders	—	—	(4,731)	—	(1,883,222)	(1,039,277)
Cost of insurance and administrative expense (note 4a)	—	—	(11)	—	(16,920)	(6,924)
Capital contribution	—	—	—	—	—	—
Transfers (to) from the Guarantee Account	10	—	(2)	(26)	153,824	(381,841)
Transfers (to) from other subaccounts	—	—	—	—	(630,902)	8,307,634

Increase (decrease) in net assets from capital transactions (note 5)	11,010	—	(4,744)	3,757	(2,369,036)	6,899,850

Increase (decrease) in net assets	15,490	—	(3,771)	3,771	(576,117)	8,577,597
Net assets at beginning of year	—	—	3,771	—	17,114,364	8,536,767

Net assets at end of period	$15,490	—	—	3,771	16,538,247	17,114,364

Changes in units (note 5):
Units purchased	1,243	—	—	374	15,064	1,414,065
Units redeemed	—	—	(374)	—	(206,938)	(248,770)

Net increase (decrease) in units from capital transactions with contract owners during the years or lesser period ended December 31, 2003 and 2002	1,243	—	(374)	374	(191,874)	1,165,295

GE LIFE & ANNUITY SEPARATE ACCOUNT 4

Statements of Changes in Net Assets, Continued

	GE Investments Funds, Inc. (continued)
	Income Fund		International Equity Fund		Mid-Cap Value Equity Fund		Money Market Fund
	Year ended December 31,		Year ended December 31,		Year ended December 31,		Year ended December 31,
	2003	2002	2003	2002	2003	2002	2003	2002
Increase (decrease) in net assets
From operations:
Net investment income (expense)	$3,874,279	3,398,436	63,546	25,504	(112,163)	(1,042,994)	(3,222,675)	(33,307)
Net realized gain (loss) on investments	3,455,343	2,051,646	712,223	(5,750,195)	50,745	(5,595,301)	—	—
Unrealized appreciation (depreciation) on investments	(6,487,793)	2,780,354	8,710,030	(941,053)	48,691,534	(25,105,622)	—	—
Capital gain distributions	2,669,616	2,266,382	—	—	—	901,324	—	3,180

Increase (decrease) in net assets from operations	3,511,445	10,496,818	9,485,799	(6,665,744)	48,630,116	(30,842,593)	(3,222,675)	(30,127)

From capital transactions:
Net premiums	16,718,015	6,097,797	80,346	149,421	15,702,740	17,009,914	127,178,464	157,595,692
Transfers (to) from the general account of GE Life & Annuity:
Death benefits	(2,649,260)	(2,199,879)	(135,855)	(134,468)	(1,974,015)	(1,065,848)	(10,256,644)	(4,764,503)
Surrenders	(25,422,959)	(18,893,922)	(2,101,782)	(2,323,898)	(14,671,622)	(14,932,396)	(199,018,887)	(273,311,984)
Cost of insurance and administrative expense (note 4a)	(235,058)	(151,821)	(19,066)	(20,115)	(224,087)	(187,698)	(589,301)	(695,515)
Capital contribution	—	—	—	—	(6,040,562)	—	—	—
Transfers (to) from the Guarantee Account	(2,454,106)	(1,400,822)	451,309	(186,768)	6,298,607	11,028,736	(82,598,560)	(71,074,326)
Transfers (to) from other subaccounts	(21,718,875)	104,746,722	3,433,011	1,158,577	10,265,740	11,447,728	(113,196,174)	162,485,172

Increase (decrease) in net assets from capital transactions (note 5)	(35,762,243)	88,198,075	1,707,963	(1,357,251)	9,356,801	23,300,437	(278,481,102)	(29,765,464)

Increase (decrease) in net assets	(32,250,798)	98,694,893	11,193,762	(8,022,995)	57,986,917	(7,542,157)	(281,703,777)	(29,795,591)
Net assets at beginning of year	189,588,378	90,893,485	24,676,742	32,699,737	154,951,143	162,493,300	644,668,488	674,464,079

Net assets at end of period	$157,337,580	189,588,378	35,870,504	24,676,742	212,938,060	154,951,143	362,964,711	644,668,488

Changes in units (note 5):
Units purchased	1,193,867	9,322,316	430,753	246,311	5,244,270	3,764,033	10,051,981	44,405,150
Units redeemed	(3,747,723)	(1,907,626)	(245,187)	(210,917)	(3,728,924)	(1,537,602)	(31,656,024)	(44,268,671)

Net increase (decrease) in units from capital transactions with contract owners during the years or lesser period ended December 31, 2003 and 2002	(2,553,856)	7,414,690	185,566	35,394	1,515,346	2,226,431	(21,604,043)	136,479

GE LIFE & ANNUITY SEPARATE ACCOUNT 4

Statements of Changes in Net Assets, Continued

	GE Investments Funds, Inc. (continued)
	Premier Growth Equity Fund		Real Estate Securities Fund		S&P 500® Index Fund		Small-Cap Value Equity Fund
	Year ended December 31,		Year ended December 31,		Year ended December 31,		Year ended December 31,
	2003	2002	2003	2002	2003	2002	2003	2002
Increase (decrease) in net assets
From operations:
Net investment income (expense)	$(1,239,375)	(1,107,244)	1,632,320	2,062,450	(313,550)	(1,388,388)	(759,871)	(393,684)
Net realized gain (loss) on investments	(1,354,467)	(14,813,675)	2,946,152	3,780,373	(47,389,162)	(68,168,422)	889	(1,133,264)
Unrealized appreciation (depreciation) on investments	25,927,068	(3,764,413)	13,185,479	(12,377,639)	158,355,697	(75,161,318)	13,296,441	(4,602,081)
Capital gain distributions	—	366	3,906,271	3,638,615	—	774,181	—	186,039

Increase (decrease) in net assets from operations	23,333,226	(19,684,966)	21,670,222	(2,896,201)	110,652,985	(143,943,947)	12,537,459	(5,942,990)

From capital transactions:
Net premiums	15,930,757	8,866,098	4,113,838	268,840	41,682,707	28,342,656	13,589,801	16,843,382
Transfers (to) from the general account of GE Life & Annuity:
Death benefits	(1,241,936)	(612,317)	(737,360)	(334,780)	(4,995,899)	(5,350,800)	(641,594)	(164,684)
Surrenders	(7,710,173)	(5,220,449)	(8,575,725)	(9,990,366)	(43,962,616)	(49,724,266)	(3,472,568)	(1,644,802)
Cost of insurance and administrative expense (note 4a)	(108,182)	(66,868)	(89,847)	(91,435)	(652,166)	(628,728)	(73,408)	(21,459)
Capital contribution	—	—	—	(21,832,094)	—	—	—	—
Transfers (to) from the Guarantee Account	4,847,796	4,740,213	832,418	(1,820,259)	6,990,928	12,874,041	6,008,326	10,706,569
Transfers (to) from other subaccounts	26,361,242	819,871	8,295,054	19,212,041	24,084,057	(38,147,622)	8,554,997	(988,208)

Increase (decrease) in net assets from capital transactions (note 5)	38,079,504	8,526,548	3,838,378	(14,588,053)	23,147,011	(52,634,719)	23,965,554	24,730,798

Increase (decrease) in net assets	61,412,730	(11,158,418)	25,508,600	(17,484,254)	133,799,996	(196,578,666)	36,503,013	18,787,808
Net assets at beginning of year	71,017,126	82,175,544	67,567,061	85,051,315	419,258,784	615,837,450	38,978,311	20,190,503

Net assets at end of period	$132,429,856	71,017,126	93,075,661	67,567,061	553,058,780	419,258,784	75,481,324	38,978,311

Changes in units (note 5):
Units purchased	5,554,672	1,896,026	1,181,243	1,124,979	19,037,352	6,580,971	2,579,990	2,339,854
Units redeemed	(1,080,923)	(777,014)	(841,352)	(762,675)	(13,003,634)	(5,879,879)	(383,754)	(238,904)

Net increase (decrease) in units from capital transactions with contract owners during the years or lesser period ended December 31, 2003 and 2002	4,473,749	1,119,012	339,891	362,304	6,033,718	701,092	2,196,236	2,100,950

GE LIFE & ANNUITY SEPARATE ACCOUNT 4

Statements of Changes in Net Assets, Continued

	GE Investments Funds, Inc. (continued)
	Total Return Fund		U.S. Equity Fund		Value Equity Fund
	Year ended December 31,		Year ended December 31,		Year ended December 31,
	2003	2002	2003	2002	2003	2002
Increase (decrease) in net assets
From operations:
Net investment income (expense)	$311,074	986,678	(436,288)	(492,127)	(7,925)	(62,243)
Net realized gain (loss) on investments	(1,807,460)	(4,194,322)	(4,360,761)	(8,584,531)	(179,926)	(665,891)
Unrealized appreciation (depreciation) on investments	26,987,569	(11,279,113)	22,237,895	(10,976,280)	4,879,388	(2,127,728)
Capital gain distributions	—	1,109,468	—	—	—	—

Increase (decrease) in net assets from operations	25,491,183	(13,377,289)	17,440,846	(20,052,938)	4,691,537	(2,855,862)

From capital transactions:
Net premiums	46,567,782	2,135,169	10,229,408	9,675,813	7,420,928	7,049,937
Transfers (to) from the general account of GE Life & Annuity:
Death benefits	(1,236,936)	(993,135)	(693,361)	(977,422)	(296,252)	(158,620)
Surrenders	(12,548,400)	(13,333,546)	(7,114,253)	(5,328,849)	(1,623,380)	(510,244)
Cost of insurance and administrative expense (note 4a)	(133,719)	(126,830)	(115,627)	(83,653)	(32,911)	(11,325)
Capital contribution	—	—	—	—	—	—
Transfers (to) from the Guarantee Account	28,714,399	1,844,282	2,466,894	5,509,911	2,080,232	3,377,212
Transfers (to) from other subaccounts	24,310,941	6,297,692	1,896,648	5,107,641	(537,694)	371,486

Increase (decrease) in net assets from capital transactions (note 5)	85,674,067	(4,176,368)	6,669,709	13,903,441	7,010,923	10,118,446

Increase (decrease) in net assets	111,165,250	(17,553,657)	24,110,555	(6,149,497)	11,702,460	7,262,584
Net assets at beginning of year	108,116,666	125,670,323	79,299,041	85,448,538	16,201,070	8,938,486

Net assets at end of period	$219,281,916	108,116,666	103,409,596	79,299,041	27,903,530	16,201,070

Changes in units (note 5):
Units purchased	9,680,431	1,085,818	1,718,284	2,397,711	1,180,310	1,306,126
Units redeemed	(1,353,600)	(1,531,676)	(935,597)	(755,938)	(309,357)	(82,275)

Net increase (decrease) in units from capital transactions with contract owners during the years or lesser period ended December 31, 2003 and 2002	8,326,831	(445,858)	782,687	1,641,773	870,953	1,223,851

GE LIFE & ANNUITY SEPARATE ACCOUNT 4

Statements of Changes in Net Assets, Continued

	Goldman Sachs Variable Insurance Trust				Greenwich Street Series Fund	Janus Aspen Series
	Goldman Sachs Growth and Income Fund		Goldman Sachs Mid Cap Value Fund		Salomon Brothers Variable Emerging Growth Fund — Class II	Balanced Portfolio — Institutional Shares
	Year ended December 31,		Year ended December 31,		Period from May 1, 2003 to December 31, 2003	Year ended December 31,
	2003	2002	2003	2002		2003	2002
Increase (decrease) in net assets
From operations:
Net investment income (expense)	$(11,177)	26,931	(798,782)	(870,112)	(15,161)	3,064,724	4,484,920
Net realized gain (loss) on investments	(508,336)	(1,722,679)	5,486,781	872,467	105,500	(16,074,600)	(19,707,165)
Unrealized appreciation (depreciation) on investments	4,377,331	(850,453)	26,662,384	(14,638,775)	170,701	61,535,869	(26,963,386)
Capital gain distributions	—	—	1,627,201	493,700	—	—	—

Increase (decrease) in net assets from operations	3,857,818	(2,546,201)	32,977,584	(14,142,720)	261,040	48,525,993	(42,185,631)

From capital transactions:
Net premiums	82,454	91,469	329,445	1,002,612	754,308	1,438,780	2,350,674
Transfers (to) from the general account of GE Life & Annuity:
Death benefits	(41,269)	(157,125)	(1,316,469)	(1,649,244)	—	(4,475,542)	(5,541,375)
Surrenders	(1,978,616)	(1,757,870)	(15,047,721)	(23,400,231)	(74,084)	(45,324,311)	(54,565,146)
Cost of insurance and administrative expense (note 4a)	(21,736)	(17,946)	(188,385)	(206,582)	(572)	(539,055)	(587,792)
Capital contribution	—	—	—	—	—	—	—
Transfers (to) from the Guarantee Account	307,602	(275,096)	(1,463,994)	(3,803,308)	139,572	(8,974,164)	(13,127,745)
Transfers (to) from other subaccounts	1,997,780	4,622,363	(7,206,926)	44,343,861	1,249,655	(26,551,425)	(4,189,166)

Increase (decrease) in net assets from capital transactions (note 5)	346,215	2,505,795	(24,894,050)	16,287,108	2,068,879	(84,425,717)	(75,660,550)

Increase (decrease) in net assets	4,204,033	(40,406)	8,083,534	2,144,388	2,329,919	(35,899,724)	(117,846,181)
Net assets at beginning of year	18,100,333	18,140,739	149,956,725	147,812,337	—	437,774,339	555,620,520

Net assets at end of period	$22,304,366	18,100,333	158,040,259	149,956,725	2,329,919	401,874,615	437,774,339

Changes in units (note 5):
Units purchased	108,875	591,473	30,789	2,845,749	192,078	92,184	145,996
Units redeemed	(93,102)	(276,145)	(2,098,584)	(1,824,267)	(6,690)	(5,501,487)	(4,841,911)

Net increase (decrease) in units from capital transactions with contract owners during the years or lesser period ended December 31, 2003 and 2002	15,773	315,328	(2,067,795)	1,021,482	185,388	(5,409,303)	(4,695,915)

GE LIFE & ANNUITY SEPARATE ACCOUNT 4

Statements of Changes in Net Assets, Continued

	Janus Aspen Series (continued)
	Balanced Portfolio — Service Shares		Capital Appreciation Portfolio — Institutional Shares		Capital Appreciation Portfolio — Service Shares
	Year ended December 31,		Year ended December 31,		Year ended December 31,
	2003	2002	2003	2002	2003	2002
Increase (decrease) in net assets
From operations:
Net investment income (expense)	$384,453	444,430	(1,571,214)	(2,069,714)	(255,419)	(237,090)
Net realized gain (loss) on investments	(413,469)	(1,161,093)	(36,132,244)	(43,435,586)	(1,598,692)	(816,057)
Unrealized appreciation (depreciation) on investments	12,238,875	(5,368,914)	64,861,360	3,564,458	5,163,850	(2,553,418)
Capital gain distributions	—	—	—	—	—	—

Increase (decrease) in net assets from operations	12,209,859	(6,085,577)	27,157,902	(41,940,842)	3,309,739	(3,606,565)

From capital transactions:
Net premiums	31,521,852	21,165,035	497,050	899,754	3,276,861	2,428,104
Transfers (to) from the general account of GE Life & Annuity:
Death benefits	(1,589,434)	(679,732)	(1,689,658)	(1,337,400)	(194,922)	(63,600)
Surrenders	(5,902,956)	(3,674,320)	(12,835,885)	(20,335,888)	(1,697,501)	(837,736)
Cost of insurance and administrative expense (note 4a)	(134,953)	(57,165)	(242,140)	(307,516)	(26,844)	(15,986)
Capital contribution	—	—	—	—	—	—
Transfers (to) from the Guarantee Account	5,270,414	18,622,767	(2,604,404)	(3,819,215)	1,194,127	3,275,584
Transfers (to) from other subaccounts	(5,353,521)	1,073,488	(21,347,817)	(48,416,398)	(2,167,196)	(1,534,507)

Increase (decrease) in net assets from capital transactions (note 5)	23,811,402	36,450,073	(38,222,854)	(73,316,663)	384,525	3,251,859

Increase (decrease) in net assets	36,021,261	30,364,496	(11,064,952)	(115,257,505)	3,694,264	(354,706)
Net assets at beginning of year	81,985,968	51,621,472	169,211,018	284,468,523	18,241,638	18,596,344

Net assets at end of period	$118,007,229	81,985,968	158,146,066	169,211,018	21,935,902	18,241,638

Changes in units (note 5):
Units purchased	4,490,699	4,624,002	41,733	76,153	5,290	858,362
Units redeemed	(1,740,618)	(498,636)	(3,250,998)	(6,246,379)	(4,835)	(368,867)

Net increase (decrease) in units from capital transactions with contract owners during the years or lesser period ended December 31, 2003 and 2002	2,750,081	4,125,366	(3,209,265)	(6,170,226)	455	489,675

GE LIFE & ANNUITY SEPARATE ACCOUNT 4

Statements of Changes in Net Assets, Continued

	Janus Aspen Series (continued)
	Core Equity Portfolio — Institutional Shares		Flexible Income Portfolio — Institutional Shares		Global Life Sciences Portfolio — Service Shares		Global Technology Portfolio — Service Shares
	Year ended December 31,		Year ended December 31,		Year ended December 31,		Year ended December 31,
	2003	2002	2003	2002	2003	2002	2003	2002
Increase (decrease) in net assets
From operations:
Net investment income (expense)	$(15)	(10)	2,777,766	3,066,784	(221,670)	(305,227)	(210,408)	(238,997)
Net realized gain (loss) on investments	(130)	(314)	3,102,986	2,348,159	(2,111,851)	(3,347,160)	(5,562,604)	(9,282,404)
Unrealized appreciation (depreciation) on investments	687	(316)	(1,204,733)	2,417,334	5,642,778	(4,206,465)	10,882,379	147,665
Capital gain distributions	—	—	—	—	—	—	—	—

Increase (decrease) in net assets from operations	542	(640)	4,676,019	7,832,277	3,309,257	(7,858,852)	5,109,367	(9,373,736)

From capital transactions:
Net premiums	205	1,245	363,524	506,459	336,995	1,711,645	355,170	1,028,295
Transfers (to) from the general account of GE Life & Annuity:
Death benefits	—	—	(1,396,734)	(1,204,020)	(327,793)	(161,298)	(89,828)	(222,823)
Surrenders	—	(837)	(14,185,905)	(11,807,168)	(1,784,432)	(1,995,039)	(1,744,347)	(1,501,549)
Cost of insurance and administrative expense (note 4a)	—	—	(101,242)	(88,298)	(23,729)	(25,079)	(23,379)	(18,687)
Capital contribution	—	—	—	—	—	—	—	—
Transfers (to) from the Guarantee Account	(1,525)	(1)	(5,490,780)	313,760	(72,508)	854,470	697,655	668,834
Transfers (to) from other subaccounts	1,504	87	(11,320,881)	21,529,464	(612,295)	(6,333,589)	7,253,273	(1,954,095)

Increase (decrease) in net assets from capital transactions (note 5)	184	494	(32,132,018)	9,250,197	(2,483,762)	(5,948,890)	6,448,544	(2,000,025)

Increase (decrease) in net assets	726	(146)	(27,455,999)	17,082,474	825,495	(13,807,742)	11,557,911	(11,373,761)
Net assets at beginning of year	2,227	2,373	103,886,893	86,804,419	14,518,054	28,325,796	11,316,324	22,690,085

Net assets at end of period	$2,953	2,227	76,430,894	103,886,893	15,343,549	14,518,054	22,874,235	11,316,324

Changes in units (note 5):
Units purchased	261	121	24,423	1,961,631	45,930	333,586	2,396,071	643,559
Units redeemed	(233)	(76)	(2,183,242)	(1,228,256)	(384,451)	(1,119,627)	(538,859)	(1,405,658)

Net increase (decrease) in units from capital transactions with contract owners during the years or lesser period ended December 31, 2003 and 2002	28	45	(2,158,819)	733,375	(338,521)	(786,041)	1,857,212	(762,099)

GE LIFE & ANNUITY SEPARATE ACCOUNT 4

Statements of Changes in Net Assets, Continued

	Janus Aspen Series (continued)
	Growth Portfolio — Institutional Shares		Growth Portfolio — Service Shares		International Growth Portfolio — Institutional Shares		International Growth Portfolio — Service Shares
	Year ended December 31,		Year ended December 31,		Year ended December 31,		Year ended December 31,
	2003	2002	2003	2002	2003	2002	2003	2002
Increase (decrease) in net assets
From operations:
Net investment income (expense)	$(3,128,772)	(4,903,689)	(268,091)	(321,823)	(182,541)	(765,661)	(77,971)	(107,007)
Net realized gain (loss) on investments	(52,859,279)	(99,920,991)	(2,547,271)	(1,765,277)	(12,495,460)	(41,836,662)	3,101,834	1,675,647
Unrealized appreciation (depreciation) on investments	117,113,119	(7,717,037)	7,296,628	(4,813,693)	38,222,502	5,324,774	4,835,337	(1,538,425)
Capital gain distributions	—	—	—	—	—	—	—	—

Increase (decrease) in net assets from operations	61,125,068	(112,541,717)	4,481,266	(6,900,793)	25,544,501	(37,277,549)	7,859,200	30,215

From capital transactions:
Net premiums	979,900	1,415,239	917,553	3,030,204	220,470	472,569	4,385,717	4,878,241
Transfers (to) from the general account of GE Life & Annuity:
Death benefits	(1,930,774)	(3,954,258)	(238,036)	(262,111)	(605,205)	(790,367)	(178,982)	(80,967)
Surrenders	(28,536,349)	(39,432,894)	(1,457,229)	(1,162,456)	(9,788,903)	(14,358,128)	(1,307,228)	(1,969,765)
Cost of insurance and administrative expense (note 4a)	(376,802)	(480,172)	(28,564)	(15,712)	(115,532)	(148,609)	(23,491)	(8,923)
Capital contribution	—	—	—	—	—	—	—	—
Transfers (to) from the Guarantee Account	(5,089,081)	(6,465,868)	98,485	2,928,077	(1,016,738)	(1,558,493)	1,065,571	3,572,037
Transfers (to) from other subaccounts	(21,000,773)	(69,121,974)	(875,444)	(2,962,138)	(9,733,391)	(18,808,519)	(2,291,493)	(4,856,612)

Increase (decrease) in net assets from capital transactions (note 5)	(55,953,879)	(118,039,927)	(1,583,235)	1,555,864	(21,039,299)	(35,191,547)	1,650,094	1,534,011

Increase (decrease) in net assets	5,171,189	(230,581,644)	2,898,031	(5,344,929)	4,505,202	(72,469,096)	9,509,294	1,564,226
Net assets at beginning of year	238,533,271	469,114,915	16,886,278	22,231,207	92,013,961	164,483,057	13,348,080	11,783,854

Net assets at end of period	$243,704,460	238,533,271	19,784,309	16,886,278	96,519,163	92,013,961	22,857,374	13,348,080

Changes in units (note 5):
Units purchased	80,837	114,028	219,586	712,378	18,417	35,305	2,293,339	1,533,615
Units redeemed	(4,696,770)	(9,630,052)	(556,187)	(526,688)	(1,775,979)	(2,680,856)	(1,599,151)	(493,090)

Net increase (decrease) in units from capital transactions with contract owners during the years or lesser period ended December 31, 2003 and 2002	(4,615,933)	(9,516,025)	(336,601)	185,690	(1,757,562)	(2,645,551)	694,188	1,040,526

GE LIFE & ANNUITY SEPARATE ACCOUNT 4

Statements of Changes in Net Assets, Continued

	Janus Aspen Series (continued)
	Mid Cap Growth Portfolio — Institutional Shares		Mid Cap Growth Portfolio — Service Shares		Worldwide Growth Portfolio — Institutional Shares		Worldwide Growth Portfolio — Service Shares
	Year ended December 31,		Year ended December 31,		Year ended December 31,		Year ended December 31,
	2003	2002	2003	2002	2003	2002	2003	2002
Increase (decrease) in net assets
From operations:
Net investment income (expense)	$(1,842,365)	(2,459,013)	(184,244)	(188,764)	(873,143)	(2,626,846)	(157,434)	(237,920)
Net realized gain (loss) on investments	(107,125,873)	(116,460,403)	(1,263,523)	(1,335,546)	(65,238,753)	(88,689,406)	(2,222,890)	(2,925,905)
Unrealized appreciation (depreciation) on investments	145,894,301	53,228,747	4,865,717	(2,815,167)	121,705,488	(49,777,584)	6,825,872	(4,241,986)
Capital gain distributions	—	—	—	—	—	—	—	—

Increase (decrease) in net assets from operations	36,926,063	(65,690,669)	3,417,950	(4,339,477)	55,593,592	(141,093,836)	4,445,548	(7,405,811)

From capital transactions:
Net premiums	580,508	970,445	545,775	2,176,457	873,384	1,591,882	1,193,795	4,141,344
Transfers (to) from the general account of GE Life & Annuity:
Death benefits	(1,237,618)	(1,071,153)	(46,466)	(79,722)	(2,524,468)	(3,215,971)	(272,259)	(269,003)
Surrenders	(12,807,058)	(20,207,625)	(852,214)	(614,514)	(36,943,233)	(56,384,804)	(1,264,169)	(1,288,294)
Cost of insurance and administrative expense (note 4a)	(210,373)	(250,677)	(19,255)	(10,903)	(406,174)	(568,667)	(32,443)	(17,796)
Capital contribution	—	—	—	—	—	—	—	—
Transfers (to) from the Guarantee Account	(904,876)	(2,877,333)	299,293	1,805,610	(4,918,259)	(8,173,907)	761,299	4,205,224
Transfers (to) from other subaccounts	(6,319,476)	(38,193,082)	(394,979)	(1,473,277)	(42,272,061)	(67,194,776)	(2,791,658)	(2,628,710)

Increase (decrease) in net assets from capital transactions (note 5)	(20,898,893)	(61,629,425)	(467,846)	1,803,651	(86,190,811)	(133,946,243)	(2,405,435)	4,142,765

Increase (decrease) in net assets	16,027,170	(127,320,094)	2,950,104	(2,535,826)	(30,597,219)	(275,040,079)	2,040,113	(3,263,046)
Net assets at beginning of year	123,967,942	251,288,036	10,607,612	13,143,438	314,223,896	589,263,975	21,576,696	24,839,742

Net assets at end of period	$139,995,112	123,967,942	13,557,716	10,607,612	283,626,677	314,223,896	23,616,809	21,576,696

Changes in units (note 5):
Units purchased	45,716	81,164	290,833	941,818	52,004	89,135	361,789	1,451,203
Units redeemed	(1,691,522)	(5,203,604)	(451,844)	(515,129)	(5,184,096)	(7,577,020)	(806,764)	(730,653)

Net increase (decrease) in units from capital transactions with contract owners during the years or lesser period ended December 31, 2003 and 2002	(1,645,806)	(5,122,440)	(161,011)	426,689	(5,132,092)	(7,487,885)	(444,975)	720,550

GE LIFE & ANNUITY SEPARATE ACCOUNT 4

Statements of Changes in Net Assets, Continued

	J.P. Morgan Series Trust II
	Bond Portfolio		International Opportunities Portfolio	International Opportunities Portfolio	Mid Cap Value Portfolio	Mid Cap Value Portfolio
	Year ended December 31, 2003	Period from September 13, 2002 to December 31, 2002	Year ended December 31, 2003	Period from September 13, 2002 to December 31, 2002	Year ended December 31, 2003	Period from September 13, 2002 to December 31, 2002
Increase (decrease) in net assets
From operations:
Net investment income (expense)	$496	(5)	(2)	—	(171)	(5)
Net realized gain (loss) on investments	(53)	4	3	—	985	33
Unrealized appreciation (depreciation) on investments	(437)	49	51	—	3,794	(42)
Capital gain distributions	624	—	—	—	—	—

Increase (decrease) in net assets from operations	630	48	52	—	4,608	(14)

From capital transactions:
Net premiums	23,654	3,795	—	—	12,980	3,783
Transfers (to) from the general account of GE Life & Annuity:
Death benefits	—	—	—	—	—	—
Surrenders	(3,916)	—	—	—	(4,645)	—
Cost of insurance and administrative expense (note 4a)	(9)	—	—	—	(11)	—
Capital contribution	—	—	—	—	—	—
Transfers (to) from the Guarantee Account	7,549	8	253	—	36	(28)
Transfers (to) from other subaccounts	—	—	—	—	—	—

Increase (decrease) in net assets from capital transactions (note 5)	27,278	3,803	253	—	8,360	3,755

Increase (decrease) in net assets	27,908	3,851	305	—	12,968	3,741
Net assets at beginning of year	3,851	—	—	—	3,741	—

Net assets at end of period	$31,759	3,851	305	—	16,709	3,741

Changes in units (note 5):
Units purchased	3,058	378	24	—	1,432	368
Units redeemed	(385)	—	—	—	(512)	—

Net increase (decrease) in units from capital transactions with contract owners during the years or lesser period ended December 31, 2003 and 2002	2,673	378	24	—	920	368

GE LIFE & ANNUITY SEPARATE ACCOUNT 4

Statements of Changes in Net Assets, Continued

	MFS® Variable Insurance Trust
	MFS® Investors Growth Stock Series — Service Class Shares		MFS® Investors Trust Series — Service Class Shares		MFS® New Discovery Series — Service Class Shares
	Year ended December 31,		Year ended December 31,		Year ended December 31,
	2003	2002	2003	2002	2003	2002
Increase (decrease) in net assets
From operations:
Net investment income (expense)	$(316,005)	(265,735)	(180,151)	(141,304)	(430,847)	(226,659)
Net realized gain (loss) on investments	(1,581,632)	(1,261,130)	(442,323)	(724,894)	17,066	(1,110,349)
Unrealized appreciation (depreciation) on investments	5,732,067	(4,328,035)	3,758,246	(2,433,416)	7,603,890	(4,476,901)
Capital gain distributions	—	—	—	—	—	—

Increase (decrease) in net assets from operations	3,834,430	(5,854,900)	3,135,772	(3,299,614)	7,190,109	(5,813,909)

From capital transactions:
Net premiums	4,891,595	5,506,535	3,581,369	2,722,816	7,933,349	6,712,923
Transfers (to) from the general account of GE Life & Annuity:
Death benefits	(136,402)	(220,798)	(262,223)	(103,861)	(197,059)	(44,375)
Surrenders	(1,210,407)	(705,636)	(956,581)	(513,720)	(2,682,639)	(504,494)
Cost of insurance and administrative expense (note 4a)	(28,905)	(13,368)	(29,083)	(11,390)	(38,023)	(11,222)
Capital contribution	—	—	—	—	—	—
Transfers (to) from the Guarantee Account	1,696,128	3,868,768	1,851,636	4,147,091	2,724,695	5,503,725
Transfers (to) from other subaccounts	(292,666)	(1,306,666)	173,932	(625,508)	16,618,353	(733,091)

Increase (decrease) in net assets from capital transactions (note 5)	4,919,343	7,128,835	4,359,050	5,615,428	24,358,676	10,923,466

Increase (decrease) in net assets	8,753,773	1,273,935	7,494,822	2,315,814	31,548,785	5,109,557
Net assets at beginning of year	17,245,315	15,971,380	13,079,323	10,763,509	16,644,408	11,534,851

Net assets at end of period	$25,999,088	17,245,315	20,574,145	13,079,323	48,193,193	16,644,408

Changes in units (note 5):
Units purchased	968,092	1,608,339	760,339	909,804	3,288,202	1,717,397
Units redeemed	(245,175)	(385,119)	(169,222)	(166,278)	(351,735)	(181,865)

Net increase (decrease) in units from capital transactions with contract owners during the years or lesser period ended December 31, 2003 and 2002	722,917	1,223,220	591,117	743,526	2,936,467	1,535,532

GE LIFE & ANNUITY SEPARATE ACCOUNT 4

Statements of Changes in Net Assets, Continued

	MFS® Variable Insurance Trust (continued)				Nations Separate Account Trust
	MFS® Total Return Series — Service Class Shares		MFS® Utilities Series — Service Class Shares		Nations Marsico Growth Portfolio	Nations Marsico International Opportunities Portfolio
	Year ended December 31, 2003	Period from September 31, 2002 to December 31, 2002	Year ended December 31,		Period from May 1, 2003 to December 31, 2003	Period from May 1, 2003 to December 31, 2003
			2003	2002
Increase (decrease) in net assets
From operations:
Net investment income (expense)	$115	—	102,597	130,943	(65,786)	(27,423)
Net realized gain (loss) on investments	21	—	(916,779)	(1,669,571)	105,009	191,396
Unrealized appreciation (depreciation) on investments	3,712	—	6,765,881	(2,574,748)	939,883	754,103
Capital gain distributions	—	—	—	—	—	—

Increase (decrease) in net assets from operations	3,848	—	5,951,699	(4,113,376)	979,106	918,076

From capital transactions:
Net premiums	23,500	—	4,156,674	3,219,520	7,515,564	2,848,824
Transfers (to) from the general account of GE Life & Annuity:
Death benefits	—	—	(460,260)	(171,060)	(7,122)	(5,602)
Surrenders	—	—	(1,215,530)	(718,457)	(78,641)	(28,541)
Cost of insurance and administrative expense (note 4a)	—	—	(28,711)	(14,056)	(2,211)	(1,074)
Capital contribution	—	—	—	—	—	—
Transfers (to) from the Guarantee Account	11	—	1,096,332	4,751,787	1,451,247	823,009
Transfers (to) from other subaccounts	—	—	1,968,531	(1,134,920)	5,632,644	4,175,307

Increase (decrease) in net assets from capital transactions (note 5)	23,511	—	5,517,036	5,932,814	14,511,481	7,811,923

Increase (decrease) in net assets	27,359	—	11,468,735	1,819,438	15,490,587	8,729,999
Net assets at beginning of year	—	—	15,954,186	14,134,748	—	—

Net assets at end of period	$27,359	—	27,422,921	15,954,186	15,490,587	8,729,999

Changes in units (note 5):
Units purchased	2,387	—	945,964	1,208,021	1,270,755	655,203
Units redeemed	—	—	(223,448)	(309,307)	(16,831)	(2,940)

Net increase (decrease) in units from capital transactions with contract owners during the years or lesser period ended December 31, 2003 and 2002	2,387	—	722,516	898,714	1,253,924	652,263

GE LIFE & ANNUITY SEPARATE ACCOUNT 4

Statements of Changes in Net Assets, Continued

	Oppenheimer Variable Account Funds
	Oppenheimer Aggressive Growth Fund/VA		Oppenheimer Aggressive Growth Fund/VA — Service Shares		Oppenheimer Bond Fund/VA
	Year ended December 31,		Year ended December 31,		Year ended December 31,
	2003	2002	2003	2002	2003	2002
Increase (decrease) in net assets
From operations:
Net investment income (expense)	$(1,432,640)	(919,794)	(9,255)	—	5,783,153	7,324,004
Net realized gain (loss) on investments	(46,670,609)	(42,699,762)	16,228	—	994,550	(2,290,860)
Unrealized appreciation (depreciation) on investments	70,135,856	(8,201,440)	48,911	—	(401,178)	4,194,633
Capital gain distributions	—	—	—	—	—	—

Increase (decrease) in net assets from operations	22,032,607	(51,820,996)	55,884	—	6,376,525	9,227,777

From capital transactions:
Net premiums	790,710	424,830	1,855,247	—	336,346	333,741
Transfers (to) from the general account of GE Life & Annuity:
Death benefits	(760,971)	(1,454,599)	(27,633)	—	(1,190,649)	(1,100,434)
Surrenders	(14,128,996)	(18,415,563)	(25,593)	—	(17,991,802)	(17,806,279)
Cost of insurance and administrative expense (note 4a)	(157,153)	(198,500)	(139)	—	(151,454)	(137,485)
Capital contribution	—	—	—	—	—	—
Transfers (to) from the Guarantee Account	(1,484,201)	(2,208,000)	136,583	—	(3,500,030)	(1,988,023)
Transfers (to) from other subaccounts	(3,116,371)	(16,738,421)	656,951	—	(11,552,432)	16,127,428

Increase (decrease) in net assets from capital transactions (note 5)	(18,856,982)	(38,590,253)	2,595,416	—	(34,050,021)	(4,571,052)

Increase (decrease) in net assets	3,175,625	(90,411,249)	2,651,300	—	(27,673,494)	4,656,725
Net assets at beginning of year	105,207,505	195,618,754	—	—	132,821,716	128,164,991

Net assets at end of period	$108,383,130	105,207,505	2,651,300	—	105,148,222	132,821,716

Changes in units (note 5):
Units purchased	33,579	18,334	225,667	—	17,560	510,769
Units redeemed	(834,374)	(1,693,005)	(4,547)	—	(1,795,165)	(652,520)

Net increase (decrease) in units from capital transactions with contract owners during the years or lesser period ended December 31, 2003 and 2002	(800,795)	(1,674,671)	221,120	—	(1,777,605)	(141,751)

GE LIFE & ANNUITY SEPARATE ACCOUNT 4

Statements of Changes in Net Assets, Continued

	Oppenheimer Variable Account Funds (continued)
	Oppenheimer Capital Appreciation Fund/VA		Oppenheimer Capital Appreciation Fund/VA — Service Shares		Oppenheimer Global Securities Fund/VA — Service Shares
	Year ended December 31,		Year ended December 31, 2003	Period from September 31, 2002 to December 31, 2002	Year ended December 31,
	2003	2002			2003	2002
Increase (decrease) in net assets
From operations:
Net investment income (expense)	$(1,715,965)	(1,772,007)	(30,380)	(1)	(456,540)	(321,546)
Net realized gain (loss) on investments	(17,481,761)	(48,362,276)	65,638	18	6,406	(1,589,922)
Unrealized appreciation (depreciation) on investments	62,718,810	(33,111,732)	544,217	(33)	18,054,212	(5,608,851)
Capital gain distributions	—	—	—	—	—	—

Increase (decrease) in net assets from operations	43,521,084	(83,246,015)	579,475	(16)	17,604,078	(7,520,319)

From capital transactions:
Net premiums	732,373	1,321,610	3,572,773	1,000	14,376,562	13,299,853
Transfers (to) from the general account of GE Life & Annuity:
Death benefits	(1,181,374)	(1,609,570)	(42,740)	—	(747,213)	(98,941)
Surrenders	(18,866,152)	(30,157,858)	(155,783)	—	(1,915,065)	(1,075,308)
Cost of insurance and administrative expense (note 4a)	(232,524)	(285,990)	(1,329)	—	(60,846)	(19,629)
Capital contribution	—	—	—	—	—	—
Transfers (to) from the Guarantee Account	(1,117,118)	(2,965,173)	342,200	(18)	3,991,066	7,802,844
Transfers (to) from other subaccounts	72,692	(18,129,640)	2,480,717	—	3,752,107	164,149

Increase (decrease) in net assets from capital transactions (note 5)	(20,592,103)	(51,826,621)	6,195,838	982	19,396,611	20,072,968

Increase (decrease) in net assets	22,928,981	(135,072,636)	6,775,313	966	37,000,689	12,552,649
Net assets at beginning of year	167,110,932	302,183,568	966	—	32,507,109	19,954,460

Net assets at end of period	$190,039,913	167,110,932	6,776,279	966	69,507,798	32,507,109

Changes in units (note 5):
Units purchased	32,848	61,837	562,975	100	2,770,156	2,854,615
Units redeemed	(873,045)	(2,487,996)	(17,592)	—	(341,029)	(159,167)

Net increase (decrease) in units from capital transactions with contract owners during the years or lesser period ended December 31, 2003 and 2002	(840,197)	(2,426,159)	545,383	100	2,429,127	2,695,448

GE LIFE & ANNUITY SEPARATE ACCOUNT 4

Statements of Changes in Net Assets, Continued

	Oppenheimer Variable Account Funds (continued)
	Oppenheimer High Income Fund/VA		Oppenheimer Main Street Fund/VA — Service Shares		Oppenheimer Main Street Small Cap Fund/VA — Service Shares		Oppenheimer Multiple Strategies Fund/VA
	Year ended December 31,		Year ended December 31,		Year ended December 31, 2003	Period from September 13, 2002 to December 31, 2002	Year ended December 31,
	2003	2002	2003	2002			2003	2002
Increase (decrease) in net assets
From operations:
Net investment income (expense)	$6,021,551	10,362,690	(318,989)	(273,634)	(38,426)	—	1,156,603	1,810,856
Net realized gain (loss) on investments	(7,648,698)	(13,523,864)	(674,767)	(995,387)	244,204	—	(2,654,977)	(4,377,605)
Unrealized appreciation (depreciation) on investments	22,851,165	(1,394,111)	10,382,149	(5,231,300)	735,614	—	15,883,735	(8,886,121)
Capital gain distributions	—	—	—	—	—	—	—	1,206,403

Increase (decrease) in net assets from operations	21,224,018	(4,555,285)	9,388,393	(6,500,321)	941,392	—	14,385,361	(10,246,467)

From capital transactions:
Net premiums	323,516	302,905	11,400,665	9,628,345	4,005,309	—	455,803	233,328
Transfers (to) from the general account of GE Life & Annuity:
Death benefits	(1,061,454)	(1,038,921)	(261,771)	(156,607)	1,423	—	(656,797)	(771,558)
Surrenders	(17,226,273)	(17,477,191)	(2,729,014)	(1,190,964)	(189,507)	—	(8,963,484)	(9,684,520)
Cost of insurance and administrative expense (note 4a)	(127,406)	(133,044)	(55,604)	(21,821)	(1,215)	—	(97,860)	(100,309)
Capital contribution	—	—	—	—	—	—	—	—
Transfers (to) from the Guarantee Account	706,375	(1,401,423)	4,123,014	9,314,136	564,551	—	(1,271,305)	(1,420,126)
Transfers (to) from other subaccounts	11,539,009	1,717,738	200,917	(1,629,626)	3,295,672	—	3,155,117	1,831,617

Increase (decrease) in net assets from capital transactions (note 5)	(5,846,233)	(18,029,936)	12,678,207	15,943,463	7,676,233	—	(7,378,526)	(9,911,568)

Increase (decrease) in net assets	15,377,785	(22,585,221)	22,066,600	9,443,142	8,617,625	—	7,006,835	(20,158,035)
Net assets at beginning of year	99,031,774	121,616,995	30,484,495	21,041,353	—	—	70,456,593	90,614,628

Net assets at end of period	$114,409,559	99,031,774	52,551,095	30,484,495	8,617,625	—	77,463,428	70,456,593

Changes in units (note 5):
Units purchased	227,632	33,421	2,112,321	2,507,057	651,494	—	207,744	29,059
Units redeemed	(333,300)	(331,715)	(409,228)	(397,368)	(15,794)	—	(632,246)	(169,207)

Net increase (decrease) in units from capital transactions with contract owners during the years or lesser period ended December 31, 2003 and 2002	(105,668)	(298,294)	1,703,093	2,109,689	635,700	—	(424,502)	(140,148)

GE LIFE & ANNUITY SEPARATE ACCOUNT 4

Statements of Changes in Net Assets, Continued

	PBHG Insurance Series Fund, Inc.				PIMCO Variable Insurance Trust
	PBHG Growth II Portfolio		PBHG Large Cap Growth Portfolio		Foreign Bond Portfolio — Administrative Class Shares
	Year ended December 31,		Year ended December 31,		Year ended December 31,
	2003	2002	2003	2002	2003	2002
Increase (decrease) in net assets
From operations:
Net investment income (expense)	$(195,692)	(297,967)	(262,616)	(410,193)	118,876	102,329
Net realized gain (loss) on investments	(1,883,145)	(4,442,783)	(8,228,688)	(12,049,095)	96,041	32,697
Unrealized appreciation (depreciation) on investments	5,011,706	(3,716,947)	13,355,969	1,566,981	(202,048)	214,621
Capital gain distributions	—	—	—	—	—	29,547

Increase (decrease) in net assets from operations	2,932,869	(8,457,697)	4,864,665	(10,892,307)	12,869	379,194

From capital transactions:
Net premiums	9,694	86,411	43,402	158,609	2,864,477	2,534,119
Transfers (to) from the general account of GE Life & Annuity:
Death benefits	(71,762)	(167,479)	(270,190)	(304,121)	(108,418)	(78,514)
Surrenders	(1,582,375)	(2,531,439)	(2,666,909)	(3,046,102)	(710,228)	(629,627)
Cost of insurance and administrative expense (note 4a)	(23,986)	(33,720)	(29,342)	(39,333)	(12,661)	(3,584)
Capital contribution	—	—	—	—	—	—
Transfers (to) from the Guarantee Account	(436,624)	(263,278)	(53,691)	(244,641)	1,263,742	1,766,103
Transfers (to) from other subaccounts	(1,201,053)	(3,755,993)	(1,501,872)	(9,286,510)	(211,071)	1,580,968

Increase (decrease) in net assets from capital transactions (note 5)	(3,306,106)	(6,665,498)	(4,478,602)	(12,762,098)	3,085,841	5,169,465

Increase (decrease) in net assets	(373,237)	(15,123,195)	386,063	(23,654,405)	3,098,710	5,548,659
Net assets at beginning of year	14,811,156	29,934,351	19,664,091	43,318,496	8,205,734	2,657,075

Net assets at end of period	$14,437,919	14,811,156	20,050,154	19,664,091	11,304,444	8,205,734

Changes in units (note 5):
Units purchased	1,263	10,042	4,210	11,101	346,790	522,916
Units redeemed	(432,103)	(786,381)	(358,809)	(904,867)	(88,051)	(63,086)

Net increase (decrease) in units from capital transactions with contract owners during the years or lesser period ended December 31, 2003 and 2002	(430,840)	(776,339)	(354,599)	(893,766)	258,739	459,830

GE LIFE & ANNUITY SEPARATE ACCOUNT 4

Statements of Changes in Net Assets, Continued

	PIMCO Variable Insurance Trust (continued)						The Prudential Series Fund, Inc.
	High Yield Portfolio — Administrative Class Shares		Long-Term U.S. Government Portfolio — Administrative Class Shares		Total Return Portfolio — Administrative Class Shares		Jennison Portfolio — Class II
	Year ended December 31,		Year ended December 31,		Year ended December 31,		Year ended December 31,
	2003	2002	2003	2002	2003	2002	2003	2002
Increase (decrease) in net assets
From operations:
Net investment income (expense)	$3,514,922	1,416,704	1,167,948	2,517,813	2,691,026	2,732,972	(2,097)	(530)
Net realized gain (loss) on investments	1,772,986	(591,390)	610,025	485,655	1,792,216	177,209	(1,818)	(77)
Unrealized appreciation (depreciation) on investments	6,070,757	(524,325)	(1,489,148)	2,464,132	(208,896)	3,656,979	35,176	(12,635)
Capital gain distributions	—	—	1,107,205	1,578,385	1,947,400	1,465,042	—	—

Increase (decrease) in net assets from operations	11,358,665	300,989	1,396,030	7,045,985	6,221,746	8,032,202	31,261	(13,242)

From capital transactions:
Net premiums	33,090,449	12,994,194	29,794,714	21,145,091	75,153,679	51,790,340	334,643	—
Transfers (to) from the general account of GE Life & Annuity:
Death benefits	(1,139,939)	(145,288)	(431,025)	(242,802)	(2,090,699)	(1,115,666)	—	—
Surrenders	(3,798,762)	(1,404,912)	(7,116,423)	(4,550,260)	(12,485,393)	(4,996,708)	(14,265)	(873)
Cost of insurance and administrative expense (note 4a)	(73,579)	(13,394)	(104,205)	(36,310)	(274,968)	(69,623)	(91)	(42)
Capital contribution	—	—	—	—	—	—	—	—
Transfers (to) from the Guarantee Account	6,595,488	7,031,680	3,982,466	14,415,575	20,679,095	37,370,371	26,680	904
Transfers (to) from other subaccounts	9,766,343	2,500,144	(29,341,069)	12,315,026	8,496,413	16,114,191	74,248	1,330

Increase (decrease) in net assets from capital transactions (note 5)	44,440,000	20,962,424	(3,215,542)	43,046,320	89,478,127	99,092,905	421,215	1,319

Increase (decrease) in net assets	55,798,665	21,263,413	(1,819,512)	50,092,305	95,699,873	107,125,107	452,476	(11,923)
Net assets at beginning of year	34,306,297	13,042,884	72,964,525	22,872,220	155,040,346	47,915,239	28,350	40,273

Net assets at end of period	$90,104,962	34,306,297	71,145,013	72,964,525	250,740,219	155,040,346	480,826	28,350

Changes in units (note 5):
Units purchased	4,686,933	2,371,199	2,035,239	3,953,613	9,067,959	9,169,893	51,610	302
Units redeemed	(516,906)	(162,910)	(2,228,991)	(396,711)	(1,295,098)	(535,432)	(2,245)	(124)

Net increase (decrease) in units from capital transactions with contract owners during the years or lesser period ended December 31, 2003 and 2002	4,170,027	2,208,289	(193,752)	3,556,902	7,772,861	8,634,461	49,365	178

GE LIFE & ANNUITY SEPARATE ACCOUNT 4

Statements of Changes in Net Assets, Continued

	The Prudential Series Fund, Inc.					Rydex Variable Trust
	Jennison 20/20 Focus Portfolio — Class II	SP Jennison International Growth Portfolio — Class II		SP Prudential U.S. Emerging Growth Portfolio — Class II		OTC Fund
	Period from May 1, 2003 to December 31, 2003	Year ended December 31,		Year ended December 31,		Year ended December 31,
		2003	2002	2003	2002	2003	2002
Increase (decrease) in net assets
From operations:
Net investment income (expense)	$(586)	(1,235)	(1,233)	(1,062)	(1,143)	(129,085)	(81,489)
Net realized gain (loss) on investments	635	115,131	96,716	(1,092)	(10,193)	(880,952)	(1,214,189)
Unrealized appreciation (depreciation) on investments	14,101	(174)	4,183	24,293	(24,612)	3,894,505	(1,613,739)
Capital gain distributions	—	—	—	—	—	—	—

Increase (decrease) in net assets from operations	14,150	113,722	99,666	22,139	(35,948)	2,884,468	(2,909,417)

From capital transactions:
Net premiums	86,414	—	1,277	—	3,751	5,383,663	1,000,334
Transfers (to) from the general account of GE Life & Annuity:
Death benefits	—	—	—	—	—	(122,845)	(147,559)
Surrenders	(2,148)	(667)	(687)	(1,129)	(970)	(459,642)	(246,637)
Cost of insurance and administrative expense (note 4a)	(104)	(23)	(25)	(120)	(211)	(12,398)	(4,296)
Capital contribution	—	—	—	—	—	—	—
Transfers (to) from the Guarantee Account	(7,927)	3	12,692	(12)	(16,626)	739,417	963,813
Transfers (to) from other subaccounts	97,068	(109,282)	(117,674)	2,267	25,140	(663,629)	290,281

Increase (decrease) in net assets from capital transactions (note 5)	173,303	(109,969)	(104,417)	1,006	11,084	4,864,566	1,855,936

Increase (decrease) in net assets	187,453	3,753	(4,751)	23,145	(24,864)	7,749,034	(1,053,481)
Net assets at beginning of year	—	12,436	17,187	57,104	81,968	5,132,705	6,186,186

Net assets at end of period	$187,453	16,189	12,436	80,249	57,104	12,881,739	5,132,705

Changes in units (note 5):
Units purchased	16,099	—	1	180	1,226	1,775,647	640,164
Units redeemed	(893)	(111)	(109)	(100)	(782)	(364,960)	(113,977)

Net increase (decrease) in units from capital transactions with contract owners during the years or lesser period ended December 31, 2003 and 2002	15,206	(111)	(108)	80	444	1,410,687	526,187

GE LIFE & ANNUITY SEPARATE ACCOUNT 4

Statements of Changes in Net Assets, Continued

	Salomon Brothers Variable Series Fund Inc
	Salomon Brothers Variable Investors Fund — Class I		Salomon Brothers Variable All Cap Fund — Class II	Salomon Brothers Variable Strategic Bond Fund — Class I		Salomon Brothers Variable Total Return Fund — Class I
	Year ended December 31,		Period from May 1, 2003 to December 31, 2003	Year ended December 31,		Year ended December 31,
	2003	2002		2003	2002	2003	2002
Increase (decrease) in net assets
From operations:
Net investment income (expense)	$6,553	(231,364)	(29,236)	1,893,922	1,585,850	26,191	12,298
Net realized gain (loss) on investments	(3,305,045)	(7,068,735)	50,864	3,320,791	314,932	(4,660)	(406,813)
Unrealized appreciation (depreciation) on investments	15,342,042	(10,510,993)	632,103	(476,633)	916,210	2,108,750	(1,032,748)
Capital gain distributions	—	—	—	1,117,503	—	215,308	—

Increase (decrease) in net assets from operations	12,043,550	(17,811,092)	653,731	5,855,583	2,816,992	2,345,589	(1,427,263)

From capital transactions:
Net premiums	181,229	268,246	4,336,529	208,356	338,554	178,560	240,921
Transfers (to) from the general account of GE Life & Annuity:
Death benefits	(302,041)	(365,214)	—	(424,122)	(327,742)	(142,592)	(151,522)
Surrenders	(4,547,900)	(5,236,850)	(19,353)	(6,966,411)	(6,232,629)	(1,420,034)	(1,835,498)
Cost of insurance and administrative expense (note 4a)	(59,549)	(64,363)	(1,031)	(61,558)	(36,902)	(18,048)	(20,220)
Capital contribution	—	—	—	—	—	—	—
Transfers (to) from the Guarantee Account	(88,882)	(327,421)	341,249	(707,601)	(1,287,406)	(126,810)	(300,524)
Transfers (to) from other subaccounts	746,923	5,085,756	1,803,975	7,070,157	23,271,597	346,920	5,448,543

Increase (decrease) in net assets from capital transactions (note 5)	(4,070,220)	(639,846)	6,461,369	(881,179)	15,725,472	(1,182,004)	3,381,700

Increase (decrease) in net assets	7,973,330	(18,450,938)	7,115,100	4,974,404	18,542,464	1,163,585	1,954,437
Net assets at beginning of year	45,819,657	64,270,595	—	45,854,842	27,312,378	17,415,107	15,460,670

Net assets at end of period	$53,792,987	45,819,657	7,115,100	50,829,246	45,854,842	18,578,692	17,415,107

Changes in units (note 5):
Units purchased	109,490	2,264,539	552,197	210,880	2,075,514	52,944	552,147
Units redeemed	(589,640)	(2,537,779)	(1,737)	(236,411)	(693,797)	(172,033)	(221,237)

Net increase (decrease) in units from capital transactions with contract owners during the years or lesser period ended December 31, 2003 and 2002	(480,150)	(273,240)	550,460	(25,531)	1,381,717	(119,089)	330,910

GE LIFE & ANNUITY SEPARATE ACCOUNT 4

Statements of Changes in Net Assets, Continued

	Scudder Variable Series II		Van Kampen Life Investment Trust
	Scudder Technology Growth Portfolio — Class B Shares		Comstock Portfolio — Class II Shares		Emerging Growth Portfolio — Class II Shares
	Year ended December 31, 2003	Period from September 13, 2002 to December 31, 2002	Year ended December 31, 2003	Period from May 1, 2002 to December 31, 2002	Year ended December 31, 2003	Period from May 1, 2002 to December 31, 2002

Increase (decrease) in net assets
From operations:
Net investment income (expense)	$(7)	—	(158,741)	(13,532)	(55,420)	(3,372)
Net realized gain (loss) on investments	2	—	432,826	(23,395)	82,607	(18,620)
Unrealized appreciation (depreciation) on investments	218	—	3,776,299	8,230	751,563	(62,467)
Capital gain distributions	—	—	—	—	—	—

Increase (decrease) in net assets from operations	213	—	4,050,384	(28,697)	778,750	(84,459)

From capital transactions:
Net premiums	500	—	12,912,713	2,418,009	3,945,283	807,871
Transfers (to) from the general account of GE Life & Annuity:
Death benefits	—	—	(122,507)	—	(92,720)	—
Surrenders	—	—	(455,602)	(32,260)	(141,720)	(4,662)
Cost of insurance and administrative expense (note 4a)	—	—	(13,633)	(43)	(3,884)	—
Capital contribution	—	—	—	—	—	—
Transfers (to) from the Guarantee Account	1,011	—	3,830,858	242,290	701,796	33,090
Transfers (to) from other subaccounts	—	—	5,081,154	781,769	1,083,965	100,237

Increase (decrease) in net assets from capital transactions (note 5)	1,511	—	21,232,983	3,409,765	5,492,720	936,536

Increase (decrease) in net assets	1,724	—	25,283,367	3,381,068	6,271,470	852,077
Net assets at beginning of year	—	—	3,381,068	—	852,077	—

Net assets at end of period	$1,724	—	28,664,435	3,381,068	7,123,547	852,077

Changes in units (note 5):
Units purchased	115	—	2,330,671	424,410	665,935	117,990
Units redeemed	—	—	(63,192)	(3,992)	(27,858)	(585)

Net increase (decrease) in units from capital transactions with contract owners during the years or lesser period ended December 31, 2003 and 2002	115	—	2,267,479	420,418	638,077	117,405

See accompanying notes to financial statements.

GE LIFE & ANNUITY SEPARATE ACCOUNT 4

Notes to Financial Statements

December 31, 2003

(1)	Description of Entity

GE Life & Annuity Separate Account 4 (the Account) is a separate investment account established in 1987 by GE Life and Annuity Assurance Company (GE Life & Annuity) under the laws of the Commonwealth of Virginia. The Account operates as a unit investment trust under the Investment Company Act of 1940. The Account is used to fund certain benefits for flexible premium variable deferred annuity contracts issued by GE Life & Annuity.

GE Life & Annuity is a stock life insurance company operating under a charter granted by the Commonwealth of Virginia on March 21, 1871 to The Life Insurance Company of Virginia. General Electric Capital Corporation (GE Capital) acquired GE Life & Annuity from Aon Corporation on April 1, 1996. GE Capital subsequently contributed GE Life & Annuity to its wholly owned subsidiary, GE Financial Assurance Holdings, Inc. (GE Financial Assurance) and ultimately the majority of the outstanding common stock to General Electric Capital Assurance Company (GECA). As part of an internal reorganization of GE Financial Assurance’s insurance subsidiaries, The Harvest Life Insurance Company (Harvest) merged into the Company on January 1, 1999. At this time The Life Insurance Company of Virginia was renamed GE Life and Annuity Assurance Company. Harvest’s former parent, Federal Home Life Insurance Company (Federal), received common stock of the GE Life & Annuity in exchange for its interest in Harvest.

GE Life & Annuity is a wholly owned indirect subsidiary of GE Financial Assurance. The stock is owned directly by GECA, which owns approximately 85% of GE Life and Annuity’s outstanding common stock, Federal, which owns approximately 12% of GE Life and Annuity’s outstanding common stock and GE Financial Assurance, which directly owns the remaining 3% of outstanding common stock. All outstanding non-voting preferred stock is owned by Brookfield Life Assurance Company Limited (Brookfield). Brookfield is partially owned directly by GE Financial Assurance and owned indirectly by GE Capital. GE Financial Assurance is a wholly owned subsidiary of GE Insurance, Inc. (GEI). GEI is a wholly owned subsidiary of GE Capital, which in turn is wholly owned, directly or indirectly, by General Electric Company.

On November 18, 2003, GE announced its intention to pursue an initial public offering (IPO) of a new company named Genworth Financial, Inc. (Genworth Financial). In connection with the IPO, GE will transfer, among other things, substantially all of the life insurance businesses currently operating within GE Financial Assurance Holdings, Inc., including GE Life & Annuity, to Genworth Financial. GE expects to complete the IPO in the first half of 2004, subject to market conditions and receipt of various regulatory approvals

GE Life & Annuity principally offers annuity contracts, institutional stable value products and life insurance. GE Life & Annuity does business in the District of Columbia and all states except New York. GE Life & Annuity’s principal offices are located at 6610 West Broad Street, Richmond, Virginia 23230.

Effective May 1, 2003, the following portfolios were made available to the Account.

AIM Variable Insurance Funds

AIM V.I. Basic Value Fund — Series II Shares

AllianceBernstein Variable Products Series Fund, Inc

Technology Portfolio — Class B

Federated Insurance Series

Federated Kaufmann Fund II — Service Shares

Fidelity Variable Insurance Products Fund III (VIP III)

VIP III Dynamic Capital Appreciation Portfolio — Service Class 2

Greenwich Street Series Fund

Salomon Brothers Variable Emerging Growth Fund — Class II

Nations Separate Account Trust

Nations Marsico Growth Portfolio

Nations Marsico International Opportunities Portfolio

The Prudential Series Fund, Inc.

Jennison Portfolio — Class II

Jennison 20/20 Focus Portfolio — Class II

Salomon Brothers Variable Series Fund, Inc

Salomon Brothers Variable All Cap Fund — Class II

All designated portfolios described above are series type mutual funds.

On November 14, 2003, Dreyfus Investment Portfolios-Emerging Markets Portfolio Initial Shares and Federated International Small Company Fund II were liquidated in accordance with a decision made by the respective portfolio’s Board of Trustees.

GE LIFE & ANNUITY SEPARATE ACCOUNT 4

Notes to Financial Statements — Continued

December 31, 2003

For 2003 the following portfolios did not reflect any activity and thus were omitted from the presentation of the financial statements:

AIM Variable Insurance Funds	J.P. Morgan Series Trust II
AIM V.I. Blue Chip Fund — Series I Shares	Small Company Portfolio
American Century Variable Portfolios, Inc.	U.S. Large Cap Core Equity Portfolio
VP International Fund — Class I	MFS® Variable Insurance Trust
VP Value Fund — Class I	MFS® Strategic Income Series — Service Class Shares
Dreyfus	The Prudential Series Fund, Inc.
Dreyfus Investment Portfolios — MidCap Stock Portfolio — Initial Shares	Equity Portfolio — Class II
Dreyfus Variable Investment Fund — Money Market Portfolio	Scudder Variable Series II
Franklin Templeton Variable Insurance Products Trust	SVS Dreman High Return Equity Portfolio — Class B Shares
Franklin Large Cap Growth Securities Fund — Class 2 Shares	SVS Dreman Small Cap Value Portfolio — Class B Shares
Mutual Shares Securities Fund — Class 2 Shares

All designated portfolios described above are series type mutual funds.

During 2003, Federated Insurance Series changed the name of its Federated Utility Fund II to Federated Capital Income Fund II. In addition, Janus Aspen Series changed the name of its Aggressive Growth Portfolio to Mid Cap Growth Portfolio — Institutional Shares and its Aggressive Growth Portfolio — Service Shares to Mid Cap Growth Portfolio — Service Shares; Oppenheimer Variable Account Funds changed the name of its Oppenheimer Main Street Growth & Income Fund/VA — Service Shares to Oppenheimer Main Street Fund/VA — Service Shares; and Salomon Brothers Variable Series Fund Inc. changed the name of its Investors Fund to Salomon Brothers Variable Investors Fund — Class I, its Strategic Bond Fund to Salomon Brothers Variable Strategic Bond fund — Class I, and its Total Return Fund to Salomon Brothers Variable Total Return Fund — Class I.

During 2002, AIM Variable Insurance Funds changed the name of its AIM V. I. Value Fund — Series I Shares to AIM V. I. Premier Equity Fund — Series I Shares and its AIM V.I. Growth and Income Fund — Series I Shares to AIM V.I. Core Equity Fund — Series I Shares. In addition, PIMCO Variable Insurance Trust changed the name of its High Yield Bond Portfolio — Administrative Class Shares to High Yield Portfolio, its Long-Term U. S. Government Bond Portfolio —Administrative Class Shares to Long-Term U. S. Government Portfolio Administrative Class shares and its Total Return Bond Portfolio — Administrative Class Shares to Total Return Portfolio Administrative Class Shares. Additionally, The Prudential Series Fund, Inc. changed the name of its Prudential Jennison Portfolio Class II to Jennison Portfolio Class II.

(2)	Summary of Significant Accounting Policies

(a) Investments

Investments are stated at fair market value, which are based on the net asset value per share of the respective underlying portfolios. Purchases and redemptions of investments are recorded on the day the request for purchase or redemption is received (Valuation Day) and income distributions are recorded on the ex-dividend date. Realized gains and losses on investments are determined on the average cost basis. Units and unit values are disclosed as of the last Valuation Day of the applicable year or period

(b) Unit Classes

There are nine unit classes of subaccounts based on the annuity contract through which the subaccounts are offered. An indefinite number of units in each unit class is authorized. Each unit type has its own expense structure. Type I units are sold under contract forms P1098 and P1140. Type II units are sold under contract forms P1142, P1143, and P1150. Type III units are sold under contract form P1152. Type IV units are sold under contract form P1151. Type V units are sold under contract form P1153. Types VI and VII units are sold under contract form P1154. Type VIII units are sold under contract form P1611. Type IX units are sold under contract form P1156. Contract form numbers P1140, P1142, P1143 and P1150 are no longer available for sale, although additional purchase payments may still be accepted under the terms of the contracts.

GE LIFE & ANNUITY SEPARATE ACCOUNT 4

Notes to Financial Statements — Continued

December 31, 2003

(c) Federal Income Taxes

The operations of the Account are a part of, and taxed with, the operations of GE Life & Annuity. Therefore, the Account is not separately taxed as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the Code). Under existing federal income tax laws, investment income and capital gains of the Account are not taxed. Accordingly, the Account paid no federal income taxes and no federal income tax payment was required. GE Life & Annuity is taxed as a life insurance company under the Code.

(d) Use of Estimates

Financial statements prepared in conformity with generally accepted accounting principles generally accepted in the United States of America require management to make estimates and assumptions that affect amounts and disclosures reported therein. Actual results could differ from those estimates.

(3)	Purchases and Sales of Investments

The aggregate cost of the investments acquired and the aggregate proceeds of investments sold, for the year or lesser period ended December 31, 2003 were:

Fund/Portfolio	Cost of Shares Acquired	Proceeds from Shares Sold
AIM Variable Insurance Funds:
AIM V.I. Aggressive Growth Fund — Series I Shares	$23,017	$24,212
AIM V.I. Basic Value Fund — Series II Shares	8,397,560	1,453,499
AIM V.I. Capital Appreciation Fund — Series I Shares	9,378,061	7,383,216
AIM V.I. Capital Development Fund — Series I Shares	37,596	39,583
AIM V.I. Core Equity Fund — Series I Shares	21,426	22,099
AIM V.I. Global Utilities Fund — Series I Shares	586,096	584,759
AIM V.I. Government Securities Fund — Series I Shares	18,343,711	19,186,851
AIM V.I. Growth Fund — Series I Shares	3,781,784	3,063,786
AIM V.I. New Technology Fund — Series I Shares	402,273	316,383
AIM V.I. Premier Equity Fund — Series I Shares	10,084,601	12,548,601
The Alger American Fund:
Alger American Growth Portfolio — Class O Shares	56,422,470	76,154,519
Alger American Small Capitalization Portfolio — Class O Shares	60,706,676	57,973,237
AllianceBernstein Variable Products Series Fund, Inc.:
Growth and Income Portfolio — Class B	85,959,157	42,539,330
Premier Growth Portfolio — Class B	11,382,251	12,305,776
Quasar Portfolio — Class B	7,160,750	5,029,802
Technology Portfolio — Class B	3,237,985	648,842
American Century Variable Portfolios, Inc.:
VP Income & Growth Fund — Class I	2,798	424
VP Ultra Fund — Class I	1,664	457
Dreyfus:
Dreyfus Investment Portfolios — Emerging Markets Portfolio — Initial Shares	15,078,323	23,395,318
The Dreyfus Socially Responsible Growth Fund, Inc. — Initial Shares	748,936	987,162
Eaton Vance Variable Trust:
VT Floating-Rate Income Fund	12,416,325	2,859,680
VT Income Fund of Boston	21,889	925
VT Worldwide Health Sciences Fund	7,729,771	1,791,747

GE LIFE & ANNUITY SEPARATE ACCOUNT 4

Notes to Financial Statements — Continued

December 31, 2003

Fund/Portfolio	Cost of Shares Acquired	Proceeds from Shares Sold
Federated Insurance Series:
Federated American Leaders Fund II — Primary Shares	$26,688,540	$36,726,149
Federated Capital Income Fund II	11,426,688	15,208,741
Federated High Income Bond Fund II — Primary Shares	130,109,798	121,224,644
Federated High Income Bond Fund II — Service Shares	70,043,425	50,483,537
Federated International Small Company Fund II	33,193,281	37,702,598
Federated Kaufmann Fund II — Service Shares	17,134,334	3,960,631
Fidelity Variable Insurance Products Fund (VIP):
VIP Equity-Income Portfolio — Initial Class	115,486,483	164,001,217
VIP Equity-Income Portfolio — Service Class 2	56,522,908	28,102,488
VIP Growth Portfolio — Initial Class	87,142,323	116,137,890
VIP Growth Portfolio — Service Class 2	29,511,700	17,540,302
VIP Overseas Portfolio — Initial Class	152,078,368	144,460,863
Fidelity Variable Insurance Products Fund II (VIP II):
VIP II Asset ManagerSM Portfolio — Initial Class	31,642,698	55,494,943
VIP II Contrafund® Portfolio — Initial Class	94,107,542	126,422,435
VIP II Contrafund® Portfolio — Service Class 2	50,113,169	23,332,716
Fidelity Variable Insurance Products Fund III (VIP III):
VIP III Dynamic Capital Appreciation Portfolio — Service Class 2	277,099	65,758
VIP III Growth & Income Portfolio — Initial Class	41,190,710	43,458,881
VIP III Growth & Income Portfolio — Service Class 2	17,625,570	9,880,705
VIP III Growth Opportunities Portfolio — Initial Class	17,521,247	23,502,666
VIP III Mid Cap Portfolio — Initial Class	22,781	6,117
VIP III Mid Cap Portfolio — Service Class 2	79,754,335	34,998,697
Franklin Templeton Variable Insurance Products Trust:
Templeton Foreign Securities Fund — Class 2 Shares	11,237	159
Templeton Global Asset Allocation Fund — Class 2 Shares	111	4,808
GE Investments Funds, Inc.:
Global Income Fund	18,348,560	20,492,454
Income Fund	164,413,681	193,272,486
International Equity Fund	83,419,532	81,359,491
Mid-Cap Value Equity Fund	115,376,147	105,315,983
Money Market Fund	1,555,928,777	1,838,372,164
Premier Growth Equity Fund	90,402,526	53,271,072
Real Estate Securities Fund	93,915,980	85,396,658
S&P 500® Index Fund	251,025,863	229,697,073
Small-Cap Value Equity Fund	59,421,494	33,318,485
Total Return Fund	137,885,132	52,174,885
U.S. Equity Fund	55,957,712	46,187,220
Value Equity Fund	15,639,062	8,506,967
Goldman Sachs Variable Insurance Trust:
Goldman Sachs Growth and Income Fund	13,290,589	12,959,320
Goldman Sachs Mid Cap Value Fund	99,706,656	123,944,786
Greenwich Street Series Fund:
Salomon Brothers Variable Emerging Growth Fund — Class II	4,416,188	2,371,810
Janus Aspen Series:
Balanced Portfolio — Institutional Shares	112,205,059	192,397,549

GE LIFE & ANNUITY SEPARATE ACCOUNT 4

Notes to Financial Statements — Continued

December 31, 2003

Fund/Portfolio	Cost of Shares Acquired	Proceeds from Shares Sold
Balanced Portfolio — Service Shares	$71,216,310	$46,414,834
Capital Appreciation Portfolio — Institutional Shares	56,202,259	96,111,670
Capital Appreciation Portfolio — Service Shares	11,950,875	11,785,868
Core Equity Portfolio — Institutional Shares	2,617	2,447
Flexible Income Portfolio — Institutional Shares	113,193,185	141,277,074
Global Life Sciences Portfolio — Service Shares	15,949,807	18,655,356
Global Technology Portfolio — Service Shares	22,734,211	20,244,284
Growth Portfolio — Institutional Shares	69,823,732	128,152,747
Growth Portfolio — Service Shares	7,549,991	9,437,510
International Growth Portfolio — Institutional Shares	94,703,416	115,494,497
International Growth Portfolio — Service Shares	208,891,391	207,025,388
Mid Cap Growth Portfolio — Institutional Shares	75,484,029	98,130,920
Mid Cap Growth Portfolio — Service Shares	4,155,356	4,806,050
Worldwide Growth Portfolio — Institutional Shares	61,582,759	148,142,182
Worldwide Growth Portfolio — Service Shares	9,134,769	11,696,227
J.P. Morgan Series Trust II:
Bond Portfolio	34,461	6,063
International Opportunities Portfolio	280	26
Mid Cap Value Portfolio	13,082	4,893
MFS® Variable Insurance Trust:
MFS® Investors Growth Stock Series — Service Class Shares	14,626,252	10,158,299
MFS® Investors Trust Series — Service Class Shares	10,082,156	5,914,933
MFS® New Discovery Series — Service Class Shares	45,774,448	21,258,669
MFS® Total Return Series — Service Class Shares	23,928	300
MFS® Utilities Series — Service Class Shares	14,617,985	8,999,278
Nations Separate Account Trust:
Nations Marsico Growth Portfolio	18,302,475	3,914,482
Nations Marsico International Opportunities Portfolio	20,040,014	12,288,863
Oppenheimer Variable Account Funds:
Oppenheimer Aggressive Growth Fund/VA	67,590,978	87,853,809
Oppenheimer Aggressive Growth Fund/VA — Service Shares	3,052,758	468,893
Oppenheimer Bond Fund/VA	81,259,706	110,198,711
Oppenheimer Capital Appreciation Fund/VA	76,190,617	98,842,086
Oppenheimer Capital Appreciation Fund/VA — Service Shares	7,784,847	1,636,674
Oppenheimer Global Securities Fund/VA — Service Shares	45,039,752	26,164,079
Oppenheimer High Income Fund/VA	108,916,086	108,787,201
Oppenheimer Main Street Fund/VA — Service Shares	23,553,621	11,255,530
Oppenheimer Main Street Small Cap Fund/VA — Service Shares	12,509,907	4,896,233
Oppenheimer Multiple Strategies Fund/VA	29,274,775	34,589,164
PBHG Insurance Series Fund, Inc.:
PBHG Growth II Portfolio	11,962,452	15,500,841
PBHG Large Cap Growth Portfolio	17,985,512	22,708,177
PIMCO Variable Insurance Trust:
Foreign Bond Portfolio — Administrative Class Shares	10,863,750	7,629,015
High Yield Portfolio — Administrative Class Shares	107,570,133	59,610,666
Long-Term U.S. Government Portfolio — Administrative Class Shares	73,252,314	74,051,131
Total Return Portfolio — Administrative Class Shares	214,757,522	120,540,156

GE LIFE & ANNUITY SEPARATE ACCOUNT 4

Notes to Financial Statements — Continued

December 31, 2003

Fund/Portfolio	Cost of Shares Acquired	Proceeds from Shares Sold
Prudential Series Fund, Inc.:
Jennison Portfolio — Class II	$1,333,150	$920,022
Jennison 20/20 Focus Portfolio — Class II	188,077	15,349
SP Jennison International Growth Portfolio — Class II	10,210,701	10,321,905
SP Prudential U.S. Emerging Growth Portfolio — Class II	3,267	3,332
Rydex Variable Trust:
OTC Fund	15,702,306	11,178,851
Salomon Brothers Variable Series Fund Inc:
Salomon Brothers Variable Investors Fund — Class I	26,499,722	30,595,474
Salomon Brothers Variable All Cap Fund — Class II	7,856,359	1,440,010
Salomon Brothers Variable Strategic Bond Fund — Class I	53,204,305	51,003,177
Salomon Brothers Variable Total Return Fund — Class I	8,043,700	8,970,184
Scudder Variable Series II:
Scudder Technology Growth Portfolio — Class B Shares	515	10
Van Kampen Life Investment Trust:
Comstock Portfolio — Class II Shares	27,405,266	6,422,667
Emerging Growth Portfolio — Class II Shares	6,898,505	1,443,786

(4)	Related Party Transactions

(a) GE Life & Annuity

Net purchase payments transferred from GE Life & Annuity represents gross purchase payments recorded by GE Life & Annuity on its flexible premium variable deferred annuity contracts, less deductions retained as compensation for premium taxes. For contracts issued on or after May 1, 1993, the deduction for premium taxes is deferred until surrender.

Certain contract owners may elect to allocate purchase payments to a Guarantee Account that is part of the general account of GE Life & Annuity. Amounts allocated to the Guarantee Account earn interest at the interest rate in effect at the time of such allocation or transfer. The interest rate remains in effect for a guaranteed period of time, after which a new rate may be declared. Contract owners may transfer amounts from the Guarantee Account to the subaccounts of the Account and in certain instances transfer amounts from the subaccounts of the Account to the Guarantee Account.

GE LIFE & ANNUITY SEPARATE ACCOUNT 4

Notes to Financial Statements — Continued

December 31, 2003

Generally, charges are assessed under the contracts to cover surrenders, certain administrative expenses, and the mortality and expense risks that GE Life & Annuity assumes and the death benefit provided under the contract, as applicable. The surrender charges are assessed to cover certain expenses relating to the sale of a contract. The fees charged to cover administrative expenses and mortality and expense risk charges are assessed through the daily unit value calculation. The stated dollar fees assessed to cover certain other administrative expenses are assessed by the redemption of units. A charge is deducted monthly from Type I policies to reimburse GE Life & Annuity for certain distribution expenses. The table below discloses the fees described above by unit type.

Unit Type	Contract Form Number	Distribution Expense	Surrender Charges	Annual Contract Maintenance Charge as a percentage of Contract Value	Administrative Expense Charges as a percentage of the daily net assets of the Account	Mortality and Expense Risk Charges as a percentage of the daily net assets of the Account
I	P1098, P1140	0.20% monthly for the first ten years following any purchase payment	6% or less within seven years of any purchase payment	$30 if account value is $75,000 or less at time charge taken	NA	1.15%

II	P1142, P1143, P1150*	NA	6% or less within seven years of any purchase payment	$25 if account value $75,000 or less at time charge taken	0.15%	1.25%

III	P1152*	NA	8% or less within nine years of any purchase payment	$25 if account value is $10,000 or less at time charge taken	0.25%	1.30%

IV	P1151*	NA	NA	$25 if account value is $25,000 or less at time charge taken	0.25%	1.35%

V	P1153	NA	NA	NA	0.35%	0.40%

VI	P1154 *(Age 70 or younger)	NA	6% or less within seven years of any purchase payment	$30 if account values is $40,000 or less at the time the charge is taken	0.15%	1.35%

VII	P1154* (Over age 70)	NA	6% or less within seven years of any purchase payment	$30 if account value is $40,000 or less at time charge is taken	0.15%	1.55%

VII	P1154*	NA	6% or less within seven years of any purchase payment	$30 if account value is $40,000 or less at time charge is taken	0.15%	1.30%

VIII	P1611	NA	Surrender Charge is 9% declining to 1% for any purchase payments in the Guarantee or Variable Account depending on length of time in account. Access Charge is 6% or less of any purchase payment allocated to immediate installment account	NA	0.15%	1.35%

IX	P1156*	N/A	6% or less within four years	NA	0.15%	1.30%

N/A – Not Applicable

*	Contract provides for optional death benefit riders which assess a charge as a percentage of the Contract Value at the time the charge is taken.

GE LIFE & ANNUITY SEPARATE ACCOUNT 4

Notes to Financial Statements — Continued

December 31, 2003

(b) Receivable From Affiliate

Receivable from affiliate represents receivable from GE Life & Annuity attributable to decreases in share values between the dates charges and deductions are assessed and the dates corresponding shares are redeemed.

(c) Accrued Expenses Payable to Affiliate

Accrued expenses payable to affiliate are mostly attributable to charges and deductions made under the contracts for services and benefits accrued and payable to GE Life & Annuity.

(d) Capitalization

Affiliates of the Account have capitalized certain portfolios of GE Investment Funds, Inc.

(e) Bonus Credit

For Type III unit contracts, transfers from the general account include approximately $24 million of payments by GE Life & Annuity in the form of bonus credits for the year ended December 31, 2003.

(f) Capital Brokerage Corporation

Capital Brokerage Corporation (CBC), an affiliate of GE Life & Annuity, is a Washington corporation registered with the Securities and Exchange Commission under the Securities Exchange Act of 1934 as a broker-dealer and is a member of the National Association of Securities Dealers, Inc. CBC serves as the distributor and principal underwriter for variable annuity contracts and variable life insurance policies issued by GE Life & Annuity. GE Life & Annuity pays commissions and other marketing related expenses to CBC. Certain officers and directors of GE Life & Annuity are also officers and directors of CBC.

(g) GE Investments Fund, Inc.

GE Investments Funds, Inc. (the Fund) is an open-end diversified management investment company. GE Asset Management Incorporated (Investment Advisor), a wholly-owned subsidiary of GE, currently serves as investment advisor to GE Investments Funds, Inc. As compensation for its services, the Investment Advisor is paid an investment advisory fee by the Fund based on the average daily net assets at an effective annual rate of .60% for the Global Income Fund, .50% Income Fund, maximum 1.00% for the International Equity Fund, .65% Mid-Cap Value Equity Fund, maximum .50% for the Money Market Fund, .65% Premier Growth Equity Fund, maximum .85% for the Real Estate Securities Fund, .35% for the S&P 500® Index Fund, .80% for the Small-Cap Value Equity Fund, maximum .50% Total Return Fund, ..55% for the U.S. Equity Fund, and .65% for the Value Equity Fund. The management fee declines incrementally as the portfolios assets increase for the following funds: International Equity Fund, Money Market Fund, Real Estate Securities Fund, and the Total Return Fund.

(5)	Capital Transactions

All dividends and capital gain distributions of the portfolios are automatically reinvested in shares of the distributing portfolios at their net asset value on the date of distribution. In other words, portfolio dividends or portfolio distributions are not paid to policy owners as additional units, but instead are reflected in unit values.

The increase (decrease) in outstanding units and amounts by subaccount from capital transactions for the years or lesser periods ended December 31, 2003 and 2002 are reflected in the Statements of Changes in Net Assets

GE LIFE & ANNUITY SEPARATE ACCOUNT 4

Notes to Financial Statements — Continued

December 31, 2003

(6)	Financial Highlights

A summary by type and by subaccount of the outstanding units, unit values, net assets, expense ratios, investment income ratios, and total return ratios, for the years or lesser periods ended December 31, 2003, 2002, and 2001 follows. Financial highlights are only disclosed for subaccounts and unit types that had outstanding units as of December 31.

Expenses as a percentage of average net assets represent the annualized policy expenses of the Account, consisting of mortality and expense risk charges, and administrative expenses for each period indicated. The expense ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to policy owner accounts through the redemption of units and expenses of the underlying portfolios are excluded.

The investment income ratio represents the ordinary dividends received by the subaccount from the underlying portfolios, divided by average net assets.

The total return below represents the total return for the year of lesser periods indicated and includes deductions only for expenses assessed through the daily unit value calculation. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Standardized total returns shown separately in a Prospectus or marketing material for a product supported by the Account include the maximum contract charges that may be assessed to any contract through both the daily unit value calculation and the redemption of units. Accordingly, these standardized total returns will generally reflect a lower return than the total return below

Type I:	Units	Net Assets		Expenses as a % of Average Net Assets	Investment Income Ratio	Total Return

		Unit Value	000s
The Alger American Fund:
Alger American Growth Portfolio — Class O Shares
2003	444,453	$16.87	$7,500	1.15%	0.00%	33.61%
2002	477,492	12.63	6,031	1.15%	0.04%	(33.76)%
2001	723,585	19.07	13,799	1.15%	0.24%	(13.01)%
Alger American Small Capitalization Portfolio — Class O Shares
2003	512,921	8.86	4,545	1.15%	0.00%	40.71%
2002	477,762	6.30	3,010	1.15%	0.00%	(27.07)%
2001	642,188	8.64	5,549	1.15%	0.05%	(30.47)%
AllianceBernstein Variable Products Series Fund, Inc.:
Growth and Income Portfolio — Class B
2003	107,521	12.32	1,325	1.15%	0.82%	23.24%
Federated Insurance Series:
Federated American Leaders Fund II — Primary Shares
2003	184,208	16.93	3,119	1.15%	1.57%	26.23%
2002	211,139	13.41	2,831	1.15%	1.18%	(21.13)%
2001	294,487	17.01	5,009	1.15%	1.38%	(5.51)%
Federated Capital Income Fund II
2003	127,652	13.15	1,679	1.15%	6.47%	19.28%
2002	135,961	11.03	1,500	1.15%	5.74%	(24.82)%
2001	202,066	14.67	2,964	1.15%	3.40%	(14.89)%

GE LIFE & ANNUITY SEPARATE ACCOUNT 4

Notes to Financial Statements — Continued

December 31, 2003

Type I:	Units	Net Assets		Expenses as a % of Average Net Assets	Investment Income Ratio	Total Return

		Unit Value	000s
Federated High Income Bond Fund II — Primary Shares
2003	198,390	$16.93	$3,359	1.15%	7.23%	20.81%
2002	224,680	14.02	3,150	1.15%	11.14%	0.22%
2001	214,386	13.98	2,997	1.15%	9.59%	0.01%
Fidelity Variable Insurance Products Fund (VIP):
VIP Equity-Income Portfolio — Initial Class
2003	1,721,470	46.15	79,439	1.15%	1.87%	28.83%
2002	1,971,167	35.82	70,607	1.15%	1.83%	(17.90)%
2001	2,514,863	43.63	109,723	1.15%	1.71%	(6.24)%
VIP Growth Portfolio — Initial Class
2003	1,306,628	47.96	62,669	1.15%	0.28%	31.32%
2002	1,457,038	36.52	53,211	1.15%	0.28%	(30.91)%
2001	1,923,051	52.86	101,652	1.15%	0.08%	(18.77)%
VIP Overseas Portfolio — Initial Class
2003	912,602	23.14	21,115	1.15%	0.77%	41.72%
2002	999,509	16.33	16,322	1.15%	0.78%	(21.20)%
2001	1,258,600	20.72	26,078	1.15%	5.29%	(22.24)%
Fidelity Variable Insurance Products Fund II (VIP II):
VIP II Asset ManagerSM Portfolio — Initial Class
2003	4,663,074	29.02	135,320	1.15%	3.73%	16.62%
2002	5,411,572	24.88	134,640	1.15%	4.25%	(9.78)%
2001	6,746,394	27.58	186,066	1.15%	4.48%	(5.39)%
VIP II Contrafund® Portfolio — Initial Class
2003	1,016,015	29.44	29,910	1.15%	0.48%	26.99%
2002	1,098,703	23.18	25,468	1.15%	0.88%	(10.39)%
2001	1,463,180	25.87	37,852	1.15%	0.85%	(13.43)%
Fidelity Variable Insurance Products Fund III (VIP III):
VIP III Growth & Income Portfolio — Initial Class
2003	249,001	14.84	3,694	1.15%	1.19%	22.35%
2002	228,556	12.13	2,772	1.15%	1.44%	(17.57)%
2001	346,968	14.71	5,104	1.15%	1.34%	(9.98)%
VIP III Growth Opportunities Portfolio — Initial Class
2003	143,320	10.74	1,539	1.15%	0.83%	28.38%
2002	169,857	8.36	1,420	1.15%	1.17%	(22.74)%
2001	220,327	10.83	2,386	1.15%	0.43%	(15.58)%
VIP III Mid Cap Portfolio — Service Class 2
2003	82,073	13.96	1,146	1.15%	0.21%	39.59%
GE Investments Funds, Inc.:
Global Income Fund
2003	113,030	12.77	1,443	1.15%	4.93%	10.41%
2002	104,279	11.56	1,205	1.15%	0.88%	15.29%
2001	26,072	10.03	262	1.15%	0.00%	(3.01)%

GE LIFE & ANNUITY SEPARATE ACCOUNT 4

Notes to Financial Statements — Continued

December 31, 2003

Type I:	Units	Net Assets		Expenses as a % of Average Net Assets	Investment Income Ratio	Total Return

		Unit Value	000s
Income Fund
2003	804,637	$13.46	$10,831	1.15%	3.51%	2.41%
2002	1,017,046	13.14	13,364	1.15%	3.97%	8.62%
2001	964,324	12.10	11,668	1.15%	5.69%	5.97%
International Equity Fund
2003	76,892	12.98	998	1.15%	1.83%	36.32%
2002	63,491	9.52	604	1.15%	0.95%	(24.71)%
2001	69,869	12.65	14,382	1.15%	1.49%	(21.93)%
Mid-Cap Value Equity Fund
2003	341,811	19.12	6,536	1.15%	1.42%	31.41%
2002	366,772	14.55	5,336	1.15%	0.84%	(14.76)%
2001	370,507	17.07	6,325	1.15%	0.92%	(1.03)%
Money Market Fund
2003	1,193,188	17.21	20,537	1.15%	0.82%	(0.38)%
2002	2,428,398	17.28	41,963	1.15%	1.49%	0.31%
2001	3,237,897	17.22	55,757	1.15%	3.77%	2.57%
Premier Growth Equity Fund
2003	284,977	9.85	2,807	1.15%	0.21%	27.43%
2002	75,183	7.73	581	1.15%	0.05%	(21.93)%
2001	72,776	9.90	720	1.15%	0.11%	(10.37)%
Real Estate Securities Fund
2003	200,954	28.42	5,711	1.15%	3.71%	35.80%
2002	204,164	20.93	4,273	1.15%	4.04%	(2.48)%
2001	182,258	21.46	3,911	1.15%	5.55%	10.32%
S&P 500® Index Fund
2003	443,753	45.25	20,081	1.15%	1.39%	26.80%
2002	468,803	35.69	16,732	1.15%	1.19%	(23.26)%
2001	603,299	46.51	28,059	1.15%	0.99%	(13.45)%
Small-Cap Value Equity Fund
2003	26,902	12.85	346	1.15%	0.08%	28.54%
Total Return Fund
2003	276,101	39.84	10,999	1.15%	1.69%	18.93%
2002	275,659	33.49	9,232	1.15%	2.28%	(10.36)%
2001	329,490	37.36	12,310	1.15%	2.57%	(4.20)%
U.S. Equity Fund
2003	116,718	10.91	1,274	1.15%	1.00%	21.86%
2002	124,730	8.96	1,118	1.15%	0.92%	(20.19)%
2001	148,206	11.22	1,663	1.15%	0.78%	(9.71)%
Goldman Sachs Variable Insurance Trust:
Goldman Sachs Growth and Income Fund
2003	84,780	8.40	712	1.15%	1.40%	22.93%
2002	104,286	6.83	712	1.15%	1.63%	(12.36)%
2001	77,071	7.80	601	1.15%	0.50%	(10.56)%
Goldman Sachs Mid Cap Value Fund
2003	716,957	14.40	10,321	1.15%	0.87%	26.92%
2002	829,759	11.34	9,409	1.15%	0.98%	(5.79)%
2001	603,789	12.04	7,270	1.15%	1.14%	10.54%

GE LIFE & ANNUITY SEPARATE ACCOUNT 4

Notes to Financial Statements — Continued

December 31, 2003

Type I:	Units	Net Assets		Expenses as a % of Average Net Assets	Investment Income Ratio	Total Return

		Unit Value	000s
Janus Aspen Series:
Balanced Portfolio — Institutional Shares
2003	1,192,768	$23.26	$27,738	1.15%	2.14%	12.74%
2002	1,421,344	20.63	29,322	1.15%	2.34%	(7.52)%
2001	1,775,829	22.31	39,619	1.15%	1.28%	(5.95)%
Capital Appreciation Portfolio — Institutional Shares
2003	349,420	20.12	7,029	1.15%	0.47%	19.15%
2002	440,506	16.88	7,436	1.15%	0.54%	(16.64)%
2001	575,386	20.25	11,652	1.15%	0.39%	(22.73)%
Flexible Income Portfolio — Institutional Shares
2003	273,089	17.42	4,757	1.15%	4.28%	5.17%
2002	384,816	16.56	6,373	1.15%	4.75%	9.21%
2001	395,265	15.17	5,996	1.15%	3.05%	6.28%
Global Life Sciences Portfolio — Service Shares
2003	43,987	8.18	360	1.15%	0.00%	24.74%
2002	89,338	6.56	586	1.15%	0.00%	(30.36)%
2001	200,905	9.42	1,893	1.15%	0.00%	(17.88)%
Global Technology Portfolio — Service Shares
2003	410,355	3.57	1,465	1.15%	0.00%	44.79%
2002	131,809	2.47	326	1.15%	0.00%	(41.61)%
2001	150,593	4.22	636	1.15%	0.00%	(38.17)%
Growth Portfolio — Institutional Shares
2003	1,298,348	21.73	28,213	1.15%	0.08%	30.22%
2002	1,625,231	16.69	27,125	1.15%	0.00%	(27.36)%
2001	2,307,263	22.97	52,998	1.15%	0.02%	(25.75)%
International Growth Portfolio — Institutional Shares
2003	308,435	17.68	5,453	1.15%	1.21%	33.37%
2002	455,711	13.26	6,043	1.15%	0.83%	(26.44)%
2001	594,436	18.02	10,712	1.15%	0.34%	(24.27)%
Mid Cap Growth Portfolio — Institutional Shares
2003	552,573	22.99	12,703	1.15%	0.00%	33.55%
2002	675,661	17.21	11,628	1.15%	0.00%	(28.77)%
2001	1,019,009	24.16	24,619	1.15%	0.00%	(40.27)%
Worldwide Growth Portfolio — Institutional Shares
2003	1,222,607	27.61	33,750	1.15%	1.08%	22.57%
2002	1,716,405	22.52	38,653	1.15%	0.82%	(26.36)%
2001	2,399,672	30.58	73,382	1.15%	0.22%	(23.49)%
MFS® Variable Insurance Trust:
MFS® New Discovery Series — Service Class Shares
2003	21,213	12.76	271	1.15%	0.00%	27.61%
Oppenheimer Variable Account Funds:
Oppenheimer Aggressive Growth Fund/VA
2003	667,430	38.88	25,952	1.15%	0.00%	24.15%
2002	785,562	31.32	24,604	1.15%	0.73%	(28.62)%
2001	1,046,981	43.88	45,942	1.15%	0.99%	(32.20)%

GE LIFE & ANNUITY SEPARATE ACCOUNT 4

Notes to Financial Statements — Continued

December 31, 2003

Type I:	Units	Net Assets		Expenses as a % of Average Net Assets	Investment Income Ratio	Total Return

		Unit Value	000s
Oppenheimer Bond Fund/VA
2003	353,164	$27.35	$9,658	1.15%	6.02%	5.55%
2002	459,577	25.91	11,908	1.15%	7.18%	7.83%
2001	522,745	24.03	12,562	1.15%	6.51%	6.33%
Oppenheimer Capital Appreciation Fund/VA
2003	488,844	51.50	25,175	1.15%	0.39%	29.44%
2002	510,800	39.79	20,325	1.15%	0.66%	(27.70)%
2001	684,426	55.03	37,664	1.15%	0.65%	(13.76)%
Oppenheimer High Income Fund/VA
2003	464,434	36.30	16,859	1.15%	7.07%	22.53%
2002	528,223	29.63	15,651	1.15%	11.01%	(3.52)%
2001	682,884	30.71	20,971	1.15%	10.37%	0.59%
Oppenheimer Multiple Strategies Fund/VA
2003	443,367	35.82	15,879	1.15%	3.04%	23.52%
2002	501,118	29.00	14,532	1.15%	3.69%	(11.43)%
2001	609,630	32.74	19,959	1.15%	3.70%	0.83%
PBHG Insurance Series Fund, Inc.:
PBHG Growth II Portfolio
2003	104,805	9.26	970	1.15%	0.00%	24.26%
2002	152,592	7.45	1,137	1.15%	0.00%	(31.23)%
2001	274,022	10.83	2,968	1.15%	0.00%	(41.28)%
PBHG Large Cap Growth Portfolio
2003	106,905	15.47	1,654	1.15%	0.00%	29.68%
2002	132,559	11.93	1,581	1.15%	0.00%	(30.13)%
2001	193,697	17.08	3,308	1.15%	0.00%	(29.25)%
PIMCO Variable Insurance Trust:
Total Return Portfolio — Administrative Class Shares
2003	50,696	10.12	513	1.15%	2.87%	1.18%
Salomon Brothers Variable Series Funds Inc:
Salomon Brothers Variable Investors Fund — Class I
2003	343,987	14.39	4,951	1.15%	1.46%	30.81%
2002	296,773	11.00	3,264	1.15%	1.07%	(23.93)%
2001	304,116	14.47	4,401	1.15%	0.86%	(5.44)%
Salomon Brothers Variable Strategic Bond Fund —Class I
2003	240,851	13.72	3,304	1.15%	5.07%	11.93%
2002	189,374	12.26	2,322	1.15%	5.67%	7.59%
2001	71,246	11.39	811	1.15%	5.33%	5.47%
Salomon Brothers Variable Total Return Fund — Class I
2003	47,015	11.73	552	1.15%	1.61%	14.58%
2002	42,782	10.24	438	1.15%	1.58%	(7.94)%
2001	30,465	11.12	339	1.15%	2.73%	(2.14)%

GE LIFE & ANNUITY SEPARATE ACCOUNT 4

Notes to Financial Statements — Continued

December 31, 2003

Type II:	Units	Net Assets		Expenses as a % of Average Net Assets	Investment Income Ratio	Total Return

		Unit Value	000s
The Alger American Fund:
Alger American Growth Portfolio — Class O Shares
2003	5,247,344	$16.53	$86,728	1.40%	0.00%	33.27%
2002	6,300,041	12.40	78,121	1.40%	0.04%	(33.93)%
2001	9,078,703	18.77	170,407	1.40%	0.24%	(13.06)%
Alger American Small Capitalization Portfolio — Class O Shares
2003	5,512,357	8.68	47,842	1.40%	0.00%	40.36%
2002	5,837,332	6.18	36,075	1.40%	0.00%	(27.26)%
2001	7,002,914	8.50	59,525	1.40%	0.05%	(30.51)%
AllianceBernstein Variable Products Series Fund, Inc.:
Growth and Income Portfolio — Class B
2003	848,567	12.30	10,441	1.40%	0.82%	23.04%
Federated Insurance Series:
Federated American Leaders Fund II — Primary Shares
2003	2,902,267	16.61	48,197	1.40%	1.57%	25.91%
2002	3,514,911	13.19	46,362	1.40%	1.18%	(21.33)%
2001	4,307,323	16.77	72,234	1.40%	1.38%	(5.56)%
Federated Capital Income Fund II
2003	1,409,390	12.86	18,123	1.40%	6.47%	18.99%
2002	1,835,551	10.81	19,842	1.40%	5.74%	(25.01)%
2001	2,347,057	14.41	33,821	1.40%	3.40%	(14.93)%
Federated High Income Bond Fund II — Primary Shares
2003	2,601,893	16.55	43,074	1.40%	7.23%	20.51%
2002	2,789,740	13.74	38,331	1.40%	11.14%	(0.03)%
2001	2,986,440	13.74	41,034	1.40%	9.59%	(0.04)%
Fidelity Variable Insurance Products Fund (VIP):
VIP Equity-Income Portfolio — Initial Class
2003	6,335,077	44.37	281,060	1.40%	1.87%	28.51%
2002	7,512,400	34.52	259,328	1.40%	1.83%	(18.11)%
2001	9,234,283	42.16	389,317	1.40%	1.71%	(6.29)%
VIP Growth Portfolio — Initial Class
2003	2,970,668	46.11	136,982	1.40%	0.28%	30.99%
2002	3,487,079	35.20	122,745	1.40%	0.28%	(31.08)%
2001	4,744,104	51.08	242,329	1.40%	0.08%	(18.81)%
VIP Overseas Portfolio — Initial Class
2003	1,385,197	22.24	30,812	1.40%	0.77%	41.37%
2002	959,274	15.73	15,089	1.40%	0.78%	(21.40)%
2001	1,347,035	20.02	29,968	1.40%	5.29%	(22.28)%

GE LIFE & ANNUITY SEPARATE ACCOUNT 4

Notes to Financial Statements — Continued

December 31, 2003

Type II:	Units	Net Assets		Expenses as a % of Average Net Assets	Investment Income Ratio	Total Return

		Unit Value	000s
Fidelity Variable Insurance Products Fund II (VIP II):
VIP II Asset ManagerSM Portfolio — Initial Class
2003	1,776,001	$28.00	$49,727	1.40%	3.73%	16.33%
2002	2,151,180	24.07	51,779	1.40%	4.25%	(10.00)%
2001	2,740,751	26.75	73,315	1.40%	4.48%	(5.44)%
VIP II Contrafund® Portfolio — Initial Class
2003	7,362,788	28.78	211,912	1.40%	0.48%	26.67%
2002	8,573,160	22.72	194,782	1.40%	0.88%	(10.62)%
2001	10,463,953	25.42	265,994	1.40%	0.85%	(13.48)%
Fidelity Variable Insurance Products Fund III (VIP III):
VIP III Growth & Income Portfolio — Initial Class
2003	4,271,595	14.59	62,324	1.40%	1.19%	22.05%
2002	4,584,591	11.95	54,786	1.40%	1.44%	(17.78)%
2001	5,388,110	14.54	78,343	1.40%	1.34%	(10.03)%
VIP III Growth Opportunities Portfolio — Initial Class
2003	2,224,127	10.56	23,487	1.40%	0.83%	28.06%
2002	2,675,446	8.25	22,072	1.40%	1.17%	(22.94)%
2001	3,701,867	10.70	39,610	1.40%	0.43%	(15.63)%
VIP III Mid Cap Portfolio — Service Class 2
2003	623,817	13.94	8,693	1.40%	0.21%	39.35%
GE Investments Funds, Inc.:
Global Income Fund
2003	653,367	12.55	8,202	1.40%	4.93%	10.13%
2002	853,992	11.40	9,736	1.40%	0.88%	15.00%
2001	300,934	9.91	2,982	1.40%	0.00%	(3.06)%
Income Fund
2003	4,841,528	13.26	64,185	1.40%	3.51%	2.15%
2002	7,151,518	12.98	92,827	1.40%	3.97%	8.35%
2001	4,478,530	11.98	53,653	1.40%	5.69%	5.92%
International Equity Fund
2003	966,614	12.76	12,333	1.40%	1.83%	35.98%
2002	851,108	9.38	7,983	1.40%	0.95%	(24.90)%
2001	919,209	12.49	11,481	1.40%	1.49%	(21.97)%
Mid-Cap Value Equity Fund
2003	3,645,855	18.80	68,553	1.40%	1.42%	31.08%
2002	4,093,825	14.34	58,705	1.40%	0.84%	(14.97)%
2001	4,353,777	16.87	73,448	1.40%	0.92%	(1.09)%
Money Market Fund
2003	7,774,666	16.55	128,654	1.40%	0.82%	(0.63)%
2002	15,816,266	16.65	263,341	1.40%	1.49%	0.06%
2001	17,320,111	16.64	288,207	1.40%	3.77%	2.51%

GE LIFE & ANNUITY SEPARATE ACCOUNT 4

Notes to Financial Statements — Continued

December 31, 2003

Type II:	Units	Net Assets		Expenses as a % of Average Net Assets	Investment Income Ratio	Total Return

		Unit Value	000s
Premier Growth Equity Fund
2003	2,935,628	$9.73	$28,574	1.40%	0.21%	27.11%
2002	2,588,994	7.66	19,832	1.40%	0.05%	(22.12)%
2001	2,201,591	9.83	21,642	1.40%	0.11%	(10.42)%
Real Estate Securities Fund
2003	1,816,995	27.82	50,540	1.40%	3.71%	35.46%
2002	1,999,763	20.53	41,055	1.40%	4.04%	(2.73)%
2001	2,007,545	21.11	42,379	1.40%	5.55%	10.27%
S&P 500® Index Fund
2003	6,001,268	43.51	261,094	1.40%	1.39%	26.48%
2002	6,766,704	34.40	232,775	1.40%	1.19%	(23.45)%
2001	8,557,014	44.94	384,552	1.40%	0.99%	(13.50)%
Small-Cap Value Equity Fund
2003	250,698	12.83	3,217	1.40%	0.08%	28.33%
Total Return Fund
2003	1,851,000	38.30	70,891	1.40%	1.69%	18.63%
2002	1,912,451	32.28	61,734	1.40%	2.28%	(10.58)%
2001	2,104,312	36.10	75,966	1.40%	2.57%	(4.26)%
U.S. Equity Fund
2003	2,790,129	10.76	30,020	1.40%	1.00%	21.55%
2002	2,883,878	8.85	25,522	1.40%	0.92%	(20.39)%
2001	3,262,755	11.12	36,282	1.40%	0.78%	(9.76)%
Goldman Sachs Variable Insurance Trust:
Goldman Sachs Growth and Income Fund
2003	1,361,960	8.28	11,279	1.40%	1.40%	22.62%
2002	1,312,915	6.75	8,862	1.40%	1.63%	(12.58)%
2001	1,149,638	7.73	8,887	1.40%	0.50%	(10.61)%
Goldman Sachs Mid Cap Value Fund
2003	5,480,927	14.19	77,788	1.40%	0.87%	26.60%
2002	6,570,451	11.21	73,655	1.40%	0.98%	(6.03)%
2001	5,607,364	11.93	66,896	1.40%	1.14%	10.48%
Janus Aspen Series:
Balanced Portfolio — Institutional Shares
2003	10,944,920	22.78	249,310	1.40%	2.14%	12.46%
2002	13,294,385	20.26	269,344	1.40%	2.34%	(7.75)%
2001	15,654,099	21.96	343,764	1.40%	1.28%	(6.01)%
Capital Appreciation Portfolio — Institutional Shares
2003	4,023,535	19.78	79,595	1.40%	0.47%	18.85%
2002	5,208,969	16.64	86,677	1.40%	0.54%	(16.85)%
2001	7,276,570	20.02	145,677	1.40%	0.39%	(22.78)%
Flexible Income Portfolio — Institutional Shares
2003	2,837,246	17.06	48,405	1.40%	4.28%	4.91%
2002	3,912,422	16.26	63,616	1.40%	4.75%	8.93%
2001	3,772,527	14.93	56,324	1.40%	3.05%	6.22%

GE LIFE & ANNUITY SEPARATE ACCOUNT 4

Notes to Financial Statements — Continued

December 31, 2003

Type II:	Units	Net Assets		Expenses as a % of Average Net Assets	Investment Income Ratio	Total Return

		Unit Value	000s
Global Life Sciences Portfolio — Service Shares
2003	536,136	$8.11	$4,346	1.40%	0.00%	24.43%
2002	628,264	6.52	4,096	1.40%	0.00%	(30.54)%
2001	1,018,589	9.38	9,554	1.40%	0.00%	(17.93)%
Global Technology Portfolio — Service Shares
2003	1,576,779	3.54	5,579	1.40%	0.00%	44.43%
2002	1,165,738	2.45	2,856	1.40%	0.00%	(41.76)%
2001	1,801,374	4.21	7,584	1.40%	0.00%	(38.20)%
Growth Portfolio — Institutional Shares
2003	6,553,434	21.17	138,768	1.40%	0.08%	29.89%
2002	8,452,760	16.30	137,780	1.40%	0.00%	(27.54)%
2001	12,018,045	22.50	270,406	1.40%	0.02%	(25.79)%
International Growth Portfolio — Institutional Shares
2003	3,406,891	17.34	59,083	1.40%	1.21%	33.03%
2002	4,341,645	13.04	56,615	1.40%	0.83%	(26.63)%
2001	5,720,325	17.77	101,650	1.40%	0.34%	(24.32)%
Mid Cap Growth Portfolio — Institutional Shares
2003	3,365,664	22.40	75,396	1.40%	0.00%	33.22%
2002	4,077,179	16.82	68,578	1.40%	0.00%	(28.94)%
2001	5,965,824	23.67	141,211	1.40%	0.00%	(40.30)%
Worldwide Growth Portfolio — Institutional Shares
2003	6,888,250	26.90	185,294	1.40%	1.08%	22.26%
2002	9,455,301	22.00	208,017	1.40%	0.82%	(26.54)%
2001	13,140,429	29.95	393,556	1.40%	0.22%	(23.53)%
MFS® Variable Insurance Trust:
MFS® New Discovery Series — Service Class Shares
2003	290,058	12.74	3,695	1.40%	0.00%	27.40%
Oppenheimer Variable Account Funds:
Oppenheimer Aggressive Growth Fund/VA
2003	1,615,590	37.38	60,396	1.40%	0.00%	23.84%
2002	2,011,156	30.19	60,717	1.40%	0.73%	(28.80)%
2001	2,697,267	42.40	114,364	1.40%	0.99%	(32.24)%
Oppenheimer Bond Fund/VA
2003	2,467,307	26.29	64,873	1.40%	6.02%	5.29%
2002	3,279,704	24.97	81,894	1.40%	7.18%	7.55%
2001	3,460,570	23.22	80,354	1.40%	6.51%	6.27%
Oppenheimer Capital Appreciation Fund/VA
2003	2,339,204	49.51	115,820	1.40%	0.39%	29.11%
2002	2,749,974	38.35	105,462	1.40%	0.66%	(27.88)%
2001	3,602,443	53.17	191,542	1.40%	0.65%	(13.81)%
Oppenheimer High Income Fund/VA
2003	1,943,412	34.90	67,825	1.40%	7.07%	22.23%
2002	2,202,687	28.55	62,887	1.40%	11.01%	(3.76)%
2001	2,829,310	29.67	83,946	1.40%	10.37%	0.54%

GE LIFE & ANNUITY SEPARATE ACCOUNT 4

Notes to Financial Statements — Continued

December 31, 2003

Type II:	Units	Net Assets		Expenses as a % of Average Net Assets	Investment Income Ratio	Total Return

		Unit Value	000s
Oppenheimer Multiple Strategies Fund/VA
2003	1,239,242	$34.43	$42,671	1.40%	3.04%	23.21%
2002	1,361,408	27.95	38,051	1.40%	3.69%	(11.65)%
2001	1,710,953	31.63	54,117	1.40%	3.70%	0.78%
PBHG Insurance Series Fund, Inc.:
PBHG Growth II Portfolio
2003	1,479,937	9.10	13,472	1.40%	0.00%	23.95%
2002	1,862,990	7.34	13,674	1.40%	0.00%	(31.40)%
2001	2,517,899	10.71	26,967	1.40%	0.00%	(41.31)%
PBHG Large Cap Growth Portfolio
2003	1,208,695	15.22	18,392	1.40%	0.00%	29.36%
2002	1,537,642	11.76	18,083	1.40%	0.00%	(30.31)%
2001	2,370,270	16.88	40,010	1.40%	0.00%	(29.29)%
PIMCO Variable Insurance Trust:
Total Return Portfolio — Administrative Class Shares
2003	1,121,098	10.10	11,324	1.40%	2.87%	1.01%
Salomon Brothers Variable Series Funds Inc:
Salomon Brothers Variable Investors Fund — Class I
2003	1,458,598	14.21	20,721	1.40%	1.46%	30.48%
2002	1,659,852	10.89	18,076	1.40%	1.07%	(24.13)%
2001	1,905,832	14.35	27,349	1.40%	0.86%	(5.50)%
Salomon Brothers Variable Strategic Bond Fund — Class I
2003	1,751,506	13.54	23,716	1.40%	5.07%	11.65%
2002	1,801,349	12.13	21,850	1.40%	5.67%	7.32%
2001	1,168,074	11.30	13,199	1.40%	5.33%	5.42%
Salomon Brothers Variable Total Return Fund —Class I
2003	709,502	11.58	8,215	1.40%	1.61%	14.30%
2002	751,396	10.13	7,612	1.40%	1.58%	(8.17)%
2001	598,880	11.03	6,606	1.40%	2.73%	(2.19)%

Type III:
AIM Variable Insurance Funds:
AIM V.I. Basic Value Fund — Series II Shares
2003	218,124	12.90	2,814	1.55%	0.00%	28.99%
AIM V.I. Capital Appreciation Fund — Series I Shares
2003	819,887	7.19	5,891	1.55%	0.00%	27.52%
2002	912,403	5.63	5,137	1.55%	0.00%	(25.53)%
2001	711,998	7.57	5,390	1.55%	0.00%	(24.48)%
AIM V.I. Growth Fund — Series I Shares
2003	428,522	5.77	2,474	1.55%	0.00%	29.21%
2002	432,922	4.47	1,935	1.55%	0.00%	(32.04)%
2001	256,780	6.58	1,690	1.55%	0.38%	(34.92)%

GE LIFE & ANNUITY SEPARATE ACCOUNT 4

Notes to Financial Statements — Continued

December 31, 2003

Type III:	Units	Net Assets		Expenses as a % of Average Net Assets	Investment Income Ratio	Total Return

		Unit Value	000s
AIM V.I. Premier Equity Fund — Series I Shares
2003	1,650,553	$7.36	$12,148	1.55%	0.31%	23.15%
2002	1,672,332	5.98	10,001	1.55%	0.37%	(31.34)%
2001	1,239,767	8.70	10,786	1.55%	0.26%	(13.92)%
The Alger American Growth Fund:
Alger American Growth Portfolio — Class O Shares
2003	6,573,979	8.00	52,565	1.55%	0.00%	33.07%
2002	6,996,520	6.01	42,049	1.55%	0.04%	(34.03)%
2001	9,699,706	9.11	88,364	1.55%	0.24%	(13.19)%
Alger American Small Capitalization Portfolio — Class O Shares
2003	3,662,079	7.16	26,208	1.55%	0.00%	40.14%
2002	3,005,645	5.11	15,359	1.55%	0.00%	(27.37)%
2001	3,603,281	7.03	25,331	1.55%	0.05%	(30.61)%
AllianceBernstein Variable Products Series Fund, Inc.:
Growth and Income Portfolio — Class B
2003	4,535,288	10.47	47,470	1.55%	0.82%	30.14%
2002	2,996,376	8.04	24,091	1.55%	0.55%	(23.47)%
2001	2,101,249	10.51	22,084	1.55%	0.42%	(1.41)%
Premier Growth Portfolio — Class B
2003	1,395,367	6.65	9,275	1.55%	0.00%	21.46%
2002	1,384,298	5.47	7,572	1.55%	0.00%	(31.91)%
2001	970,931	8.04	7,806	1.55%	0.00%	(18.69)%
Quasar Portfolio — Class B
2003	221,495	8.85	1,960	1.55%	0.00%	46.38%
2002	188,770	6.05	1,142	1.55%	0.00%	(33.12)%
2001	158,564	9.04	1,433	1.55%	0.00%	(14.22)%
Technology Portfolio — Class B
2003	57,664	13.17	760	1.55%	0.00%	31.74%
Dreyfus:
Dreyfus Investment Portfolios-Emerging Markets Portfolio — Initial Shares
2002	151,102	9.89	1,494	1.55%	0.95%	(2.02)%
2001	97,103	10.09	980	1.55%	2.16%	1.71%
The Dreyfus Socially Responsible Growth Fund, Inc. — Initial Shares
2003	68,554	6.55	449	1.55%	0.11%	24.06%
2002	80,469	5.28	425	1.55%	0.24%	(30.05)%
2001	51,180	7.55	386	1.55%	0.08%	(23.78)%
Eaton Vance Variable Trust:
VT Floating-Rate Income Fund
2003	334,399	10.13	3,388	1.55%	2.23%	1.32%
VT Worldwide Health Sciences Fund
2003	170,772	11.90	2,032	1.55%	0.00%	18.98%

GE LIFE & ANNUITY SEPARATE ACCOUNT 4

Notes to Financial Statements — Continued

December 31, 2003

Type III:	Units	Net Assets		Expenses as a % of Average Net Assets	Investment Income Ratio	Total Return

		Unit Value	000s
Federated Insurance Series:
Federated American Leaders Fund II — Primary Shares
2003	1,803,370	$9.85	$17,765	1.55%	1.57%	25.72%
2002	1,980,630	7.84	15,528	1.55%	1.18%	(21.45)%
2001	2,224,709	9.98	22,203	1.55%	1.38%	(5.70)%
Federated Capital Income Fund II
2003	828,070	7.07	5,853	1.55%	6.47%	18.81%
2002	812,332	5.95	4,833	1.55%	5.74%	(25.13)%
2001	988,491	7.95	7,859	1.55%	3.40%	(15.06)%
Federated High Income Bond Fund II — Primary Shares
2003	2,387,220	10.62	25,361	1.55%	7.23%	20.33%
2002	1,727,743	8.83	15,256	1.55%	11.14%	(0.18)%
2001	1,497,811	8.85	13,256	1.55%	9.59%	(0.20)%
Federated High Income Bond Fund II — Service Shares
2003	1,293,271	11.92	15,421	1.55%	6.21%	19.91%
2002	774,123	9.94	7,695	1.55%	8.49%	(0.33)%
2001	309,175	9.96	3,079	1.55%	4.03%	(0.20)%
Federated International Small Company Fund II
2002	109,299	5.66	619	1.55%	0.00%	(18.76)%
2001	60,091	6.97	419	1.55%	0.00%	(31.10)%
Federated Kaufmann Fund II — Service Shares
2003	249,724	13.30	3,322	1.55%	0.00%	33.04%
Fidelity Variable Insurance Products Fund (VIP):
VIP Equity-Income Portfolio — Initial Class
2003	7,278,060	11.16	81,220	1.55%	1.87%	28.32%
2002	7,065,062	8.70	61,466	1.55%	1.75%	(18.23)%
2001	6,973,887	10.64	74,202	1.55%	1.71%	(6.43)%
VIP Equity-Income Portfolio — Service Class 2
2003	3,196,181	10.23	32,698	1.55%	1.40%	28.02%
2002	2,476,360	7.99	19,786	1.55%	1.20%	(18.43)%
2001	1,400,128	9.80	13,721	1.55%	0.26%	(6.70)%
VIP Growth Portfolio — Initial Class
2003	8,825,108	8.14	71,830	1.55%	0.28%	30.80%
2002	8,672,752	6.22	53,945	1.55%	0.28%	(31.19)%
2001	12,207,225	9.04	110,353	1.55%	0.08%	(18.93)%
VIP Growth Portfolio — Service Class 2
2003	1,947,234	7.14	13,901	1.55%	0.10%	30.49%
2002	1,648,860	5.47	9,019	1.55%	0.12%	(31.38)%
2001	1,258,983	7.97	10,034	1.55%	0.02%	(19.15)%
VIP Overseas Portfolio — Initial Class
2003	1,598,467	9.45	15,107	1.55%	0.77%	41.15%
2002	945,528	6.70	6,335	1.55%	0.78%	(21.51)%
2001	1,013,208	8.53	8,643	1.55%	5.29%	(22.40)%

GE LIFE & ANNUITY SEPARATE ACCOUNT 4

Notes to Financial Statements — Continued

December 31, 2003

Type III:	Units	Net Assets		Expenses as a % of Average Net Assets	Investment Income Ratio	Total Return

		Unit Value	000s
Fidelity Variable Insurance Products Fund II (VIP II):
VIP II Asset ManagerSM Portfolio — Initial Class
2003	1,637,889	$10.07	$16,497	1.55%	3.73%	16.15%
2002	1,627,929	8.67	14,114	1.55%	4.25%	(10.14)%
2001	1,657,965	9.65	15,999	1.55%	4.48%	(5.58)%
VIP II Contrafund® Portfolio — Initial Class
2003	8,827,250	10.54	93,015	1.55%	0.48%	26.48%
2002	8,850,693	8.33	73,726	1.55%	0.88%	(10.75)%
2001	9,684,799	9.33	90,359	1.55%	0.85%	(13.61)%
VIP II Contrafund® Portfolio — Service Class 2
2003	2,535,093	9.97	25,268	1.55%	0.25%	26.21%
2002	1,678,407	7.90	13,259	1.55%	0.58%	(11.00)%
2001	1,052,251	8.87	9,333	1.55%	0.25%	(13.83)%
Fidelity Variable Insurance Products Fund III (VIP III):
VIP III Dynamic Capital Appreciation Portfolio — Service Class 2
2003	5,629	11.84	67	1.55%	0.00%	18.35%
VIP III Growth & Income Portfolio — Initial Class
2003	3,790,517	9.12	34,560	1.55%	1.19%	21.86%
2002	3,699,391	7.48	27,671	1.55%	1.44%	(17.90)%
2001	4,216,916	9.11	38,416	1.55%	1.34%	(10.17)%
VIP III Growth & Income Portfolio — Service Class 2
2003	1,025,539	8.93	9,162	1.55%	0.90%	21.54%
2002	725,106	7.35	5,330	1.55%	1.15%	(18.13)%
2001	500,280	8.98	4,493	1.55%	0.45%	(10.42)%
VIP III Growth Opportunities Portfolio — Initial Class
2003	1,415,124	7.01	9,913	1.55%	0.83%	27.87%
2002	1,667,785	5.48	9,139	1.55%	1.17%	(23.06)%
2001	2,034,188	7.12	14,483	1.55%	0.43%	(15.75)%
VIP III Mid Cap Portfolio — Service Class 2
2003	2,639,981	12.38	32,671	1.55%	0.21%	36.11%
2002	1,420,253	9.09	12,910	1.55%	0.67%	(11.42)%
2001	923,291	10.26	9,473	1.55%	0.00%	(5.02)%
GE Investments Funds, Inc.:
Income Fund
2003	4,344,698	12.35	53,674	1.55%	3.51%	2.00%
2002	5,417,568	12.11	65,607	1.55%	3.97%	8.19%
2001	2,019,964	11.20	22,624	1.55%	5.69%	5.76%
International Equity Fund
2003	859,060	8.42	7,237	1.55%	1.83%	35.78%
2002	833,396	6.20	5,167	1.55%	0.95%	(25.01)%
2001	707,187	8.27	5,848	1.55%	1.49%	(22.09)%

GE LIFE & ANNUITY SEPARATE ACCOUNT 4

Notes to Financial Statements — Continued

December 31, 2003

Type III:	Units	Net Assets		Expenses as a % of Average Net Assets	Investment Income Ratio	Total Return

		Unit Value	000s
Mid-Cap Value Equity Fund
2003	5,619,701	$13.07	$73,475	1.55%	1.42%	30.88%
2002	5,163,925	9.99	51,588	1.55%	0.84%	(15.10)%
2001	4,911,126	11.77	57,804	1.55%	0.92%	(1.24)%
Money Market Fund
2003	11,477,000	10.95	125,646	1.55%	0.82%	(0.78)%
2002	20,588,287	11.03	227,089	1.55%	1.49%	(0.10)%
2001	22,228,201	11.04	245,399	1.55%	3.77%	2.35%
Premier Growth Equity Fund
2003	5,595,417	9.67	54,083	1.55%	0.21%	26.92%
2002	4,161,689	7.62	31,712	1.55%	0.05%	(22.24)%
2001	4,926,747	9.79	48,233	1.55%	0.11%	(10.55)%
Real Estate Securities Fund
2003	1,482,565	18.82	27,908	1.55%	3.71%	35.25%
2002	1,496,540	13.92	20,832	1.55%	4.04%	(2.87)%
2001	1,162,740	14.33	16,662	1.55%	5.55%	10.10%
S&P 500® Index Fund
2003	17,702,513	8.61	152,484	1.55%	1.39%	26.29%
2002	15,768,039	6.82	107,538	1.55%	1.19%	(23.57)%
2001	17,208,862	8.92	153,503	1.55%	0.99%	(13.63)%
Small-Cap Value Equity Fund
2003	1,737,620	12.50	21,720	1.55%	0.08%	22.20%
2002	1,059,252	10.23	10,836	1.55%	0.31%	(15.19)%
2001	764,830	12.06	9,224	1.55%	1.00%	8.26%
Total Return Fund
2003	4,468,512	11.43	51,076	1.55%	1.69%	18.45%
2002	2,969,218	9.65	28,653	1.55%	2.28%	(10.72)%
2001	3,102,244	10.81	33,535	1.55%	2.57%	(4.40)%
U.S. Equity Fund
2003	3,883,332	9.83	38,188	1.55%	1.00%	21.37%
2002	3,959,667	8.10	32,073	1.55%	0.92%	(20.51)%
2001	3,528,046	10.19	35,951	1.55%	0.78%	(9.90)%
Value Equity Fund
2003	781,657	9.10	7,112	1.55%	1.55%	22.14%
2002	662,957	7.45	4,939	1.55%	1.11%	(18.84)%
2001	375,400	9.18	3,446	1.55%	1.35%	(10.17)%
Goldman Sachs Variable Insurance Trust:
Goldman Sachs Growth and Income Fund
2003	981,533	9.34	9,172	1.55%	1.40%	22.44%
2002	987,170	7.63	7,532	1.55%	1.63%	(12.71)%
2001	831,759	8.74	7,270	1.55%	0.50%	(10.75)%
Goldman Sachs Mid Cap Value Fund
2003	3,787,195	16.91	64,057	1.55%	0.87%	26.41%
2002	4,634,645	13.38	62,012	1.55%	0.98%	(6.17)%
2001	4,778,066	14.26	68,135	1.55%	1.14%	10.31%

GE LIFE & ANNUITY SEPARATE ACCOUNT 4

Notes to Financial Statements — Continued

December 31, 2003

Type III:	Units	Net Assets		Expenses as a % of Average Net Assets	Investment Income Ratio	Total Return

		Unit Value	000s
Greenwich Street Series Fund:
Salomon Brothers Variable Emerging Growth Fund — Class II
2003	43,030	$12.57	$541	1.55%	0.00%	25.66%
Janus Aspen Series:
Balanced Portfolio — Institutional Shares
2003	10,392,686	11.14	115,820	1.55%	2.14%	12.29%
2002	12,992,438	9.92	128,885	1.55%	2.34%	(7.89)%
2001	14,470,083	10.78	155,987	1.55%	1.28%	(6.15)%
Balanced Portfolio — Service Shares
2003	2,863,634	9.85	28,198	1.55%	1.95%	11.96%
2002	2,496,532	8.79	21,945	1.55%	2.24%	(8.12)%
2001	1,718,954	9.57	16,450	1.55%	1.81%	(6.38)%
Capital Appreciation Portfolio — Institutional Shares
2003	7,203,025	9.22	66,426	1.55%	0.47%	18.67%
2002	8,929,956	7.77	69,386	1.55%	0.54%	(16.98)%
2001	12,492,110	9.36	116,926	1.55%	0.39%	(22.89)%
Capital Appreciation Portfolio — Service Shares
2003	756,481	7.63	5,775	1.55%	0.24%	18.37%
2002	733,417	6.45	4,731	1.55%	0.31%	(17.23)%
2001	543,083	7.79	4,231	1.55%	0.31%	(23.05)%
Flexible Income Portfolio — Institutional Shares
2003	1,676,494	12.60	21,122	1.55%	4.28%	4.75%
2002	2,507,313	12.03	30,163	1.55%	4.75%	8.77%
2001	2,013,676	11.06	22,271	1.55%	3.05%	6.06%
Global Life Sciences Portfolio — Service Shares
2003	717,420	8.06	5,784	1.55%	0.00%	24.24%
2002	830,680	6.49	5,391	1.55%	0.00%	(30.64)%
2001	1,091,617	9.36	10,218	1.55%	0.00%	(18.05)%
Global Technology Portfolio — Service Shares
2003	2,684,043	3.52	9,444	1.55%	0.00%	44.21%
2002	1,683,152	2.44	4,107	1.55%	0.00%	(41.85)%
2001	2,037,391	4.20	8,557	1.55%	0.00%	(38.29)%
Growth Portfolio — Institutional Shares
2003	8,857,926	7.87	69,746	1.55%	0.08%	29.70%
2002	11,016,827	6.07	66,872	1.55%	0.00%	(27.65)%
2001	15,640,723	8.39	131,226	1.55%	0.02%	(25.91)%
Growth Portfolio — Service Shares
2003	708,457	6.72	4,763	1.55%	0.00%	29.46%
2002	904,504	5.19	4,694	1.55%	0.00%	(27.86)%
2001	839,635	7.20	6,045	1.55%	0.00%	(26.07)%
International Growth Portfolio — Institutional Shares
2003	2,671,383	10.42	27,825	1.55%	1.21%	32.83%
2002	3,184,335	7.84	24,965	1.55%	0.83%	(26.74)%
2001	4,093,422	10.70	43,800	1.55%	0.34%	(24.43)%

GE LIFE & ANNUITY SEPARATE ACCOUNT 4

Notes to Financial Statements — Continued

December 31, 2003

Type III:	Units	Net Assets		Expenses as a % of Average Net Assets	Investment Income Ratio	Total Return

		Unit Value	000s
International Growth Portfolio — Service Shares
2003	780,184	$7.30	$5,692	1.55%	1.16%	32.45%
2002	569,029	5.51	3,135	1.55%	0.90%	(26.91)%
2001	484,214	7.54	3,651	1.55%	0.35%	(24.62)%
Mid Cap Growth Portfolio — Institutional Shares
2003	5,921,992	7.91	46,839	1.55%	0.00%	33.01%
2002	6,608,676	5.95	39,322	1.55%	0.00%	(29.05)%
2001	9,149,067	8.38	76,669	1.55%	0.00%	(40.40)%
Mid Cap Growth Portfolio — Service Shares
2003	716,420	5.52	3,954	1.55%	0.00%	32.68%
2002	659,720	4.16	2,744	1.55%	0.00%	(29.23)%
2001	595,649	5.88	3,502	1.55%	0.00%	(40.53)%
Worldwide Growth Portfolio — Institutional Shares
2003	6,681,323	8.67	57,943	1.55%	1.08%	22.07%
2002	8,491,439	7.10	60,289	1.55%	0.82%	(26.66)%
2001	11,168,696	9.69	108,225	1.55%	0.22%	(23.64)%
Worldwide Growth Portfolio — Service Shares
2003	898,747	6.75	6,070	1.55%	0.83%	21.77%
2002	981,626	5.55	5,448	1.55%	0.61%	(26.86)%
2001	793,669	7.58	6,016	1.55%	0.12%	(23.82)%
MFS® Variable Insurance Trust:
MFS® Investors Growth Stock Series — Service Class Shares
2003	842,912	6.33	5,333	1.55%	0.00%	20.71%
2002	700,945	5.24	3,673	1.55%	0.00%	(28.84)%
2001	546,216	7.37	4,026	1.55%	0.05%	(26.00)%
MFS® Investors Trust Series — Service Class Shares
2003	635,728	7.79	4,952	1.55%	0.44%	19.95%
2002	574,565	6.49	3,729	1.55%	0.44%	(22.37)%
2001	414,666	8.37	3,471	1.55%	0.21%	(17.41)%
MFS® New Discovery Series — Service Class Shares
2003	1,909,855	8.74	16,683	1.55%	0.00%	31.37%
2002	695,512	6.65	4,625	1.55%	0.00%	(32.86)%
2001	422,279	9.90	4,181	1.55%	0.00%	(6.73)%
MFS® Utilities Series — Service Class Shares
2003	786,019	7.87	6,187	1.55%	2.09%	33.48%
2002	817,699	5.90	4,824	1.55%	2.45%	(24.09)%
2001	527,906	7.77	4,102	1.55%	1.81%	(25.62)%
Nations Separate Account Trust:
Nations Marsico Growth Portfolio
2003	180,228	12.35	2,227	1.55%	0.00%	23.54%
Nations Marsico International Opportunities Portfolio
2003	115,502	13.38	1,546	1.55%	0.01%	33.82%

GE LIFE & ANNUITY SEPARATE ACCOUNT 4

Notes to Financial Statements — Continued

December 31, 2003

Type III:	Units	Net Assets		Expenses as a % of Average Net Assets	Investment Income Ratio	Total Return

		Unit Value	000s
Oppenheimer Variable Account Funds:
Oppenheimer Aggressive Growth Fund/VA
2003	2,256,796	$8.93	$20,147	1.55%	0.00%	23.65%
2002	2,524,137	7.22	18,224	1.55%	0.73%	(28.91)%
2001	3,160,573	10.16	32,111	1.55%	0.99%	(32.34)%
Oppenheimer Aggressive Growth Fund/VA — Service Shares
2003	94,989	11.99	1,139	1.55%	0.00%	19.94%
Oppenheimer Bond Fund/VA
2003	2,355,271	12.10	28,497	1.55%	6.02%	5.13%
2002	3,144,719	11.51	36,196	1.55%	7.18%	7.39%
2001	2,996,459	10.72	32,122	1.55%	6.51%	6.11%
Oppenheimer Capital Appreciation Fund/VA
2003	4,204,036	10.39	43,667	1.55%	0.39%	28.92%
2002	4,572,961	8.06	36,858	1.55%	0.66%	(27.99)%
2001	5,813,569	11.19	65,054	1.55%	0.65%	(13.94)%
Oppenheimer Capital Appreciation Fund/VA — Service Shares
2003	144,909	12.30	1,783	1.55%	0.00%	23.01%
Oppenheimer Global Securities Fund/VA — Service Shares
2003	1,728,160	9.90	17,104	1.55%	0.56%	40.65%
2002	1,234,629	7.04	8,692	1.55%	0.39%	(23.57)%
2001	797,433	9.21	7,344	1.55%	0.19%	(13.54)%
Oppenheimer High Income Fund/VA
2003	2,190,615	11.26	24,677	1.55%	7.07%	22.04%
2002	2,032,332	9.23	18,758	1.55%	11.01%	(3.90)%
2001	1,565,613	9.61	15,046	1.55%	10.37%	0.38%
Oppenheimer Main Street Fund/VA — Service Shares
2003	1,400,956	8.78	12,307	1.55%	0.77%	24.48%
2002	1,058,564	7.06	7,473	1.55%	0.57%	(20.29)%
2001	684,833	8.85	6,061	1.55%	0.20%	(11.67)%
Oppenheimer Main Street Small Cap Fund/VA — Service Shares
2003	175,323	13.70	2,402	1.55%	0.00%	37.00%
Oppenheimer Multiple Strategies Fund/VA
2003	1,392,720	12.53	17,456	1.55%	3.04%	23.03%
2002	1,634,137	10.19	16,652	1.55%	3.69%	(11.79)%
2001	1,253,764	11.55	14,481	1.55%	3.70%	0.63%
PIMCO Variable Insurance Trust:
Foreign Bond Portfolio — Administrative Class Shares
2003	308,007	11.66	3,590	1.55%	2.67%	0.68%
2002	267,370	11.58	3,096	1.55%	3.57%	6.52%
2001	143,308	10.87	1,558	1.55%	4.24%	5.92%

GE LIFE & ANNUITY SEPARATE ACCOUNT 4

Notes to Financial Statements — Continued

December 31, 2003

Type III:	Units	Net Assets		Expenses as a % of Average Net Assets	Investment Income Ratio	Total Return

		Unit Value	000s
High Yield Portfolio — Administrative Class Shares
2003	2,029,710	$11.98	$24,325	1.55%	7.39%	20.95%
2002	1,311,594	9.91	12,998	1.55%	8.21%	(2.72)%
2001	561,545	10.19	5,722	1.55%	8.36%	0.76%
Long-Term U.S. Government Portfolio — Administrative Class Shares
2003	1,835,364	12.81	23,515	1.55%	3.05%	2.29%
2002	1,989,035	12.53	24,923	1.55%	7.19%	15.76%
2001	783,091	10.82	8,473	1.55%	4.95%	4.21%
Total Return Portfolio — Administrative Class Shares
2003	5,014,594	12.09	60,615	1.55%	2.87%	3.41%
2002	3,335,980	11.69	38,998	1.55%	4.44%	7.38%
2001	1,441,065	10.89	15,693	1.55%	4.69%	6.69%
The Prudential Series Fund, Inc.:
Jennison Portfolio — Class II
2003	38,702	7.59	294	1.55%	0.00%	27.60%
2002	4,765	5.95	28	1.55%	0.00%	(32.23)%
2001	4,587	8.78	40	1.55%	0.00%	(22.65)%
Jennison 20/20 Focus Portfolio — Class II
2003	11,574	12.33	143	1.55%	0.00%	23.27%
SP Prudential Jennison International Growth Portfolio — Class II
2003	2,094	7.73	16	1.55%	0.00%	36.99%
2002	2,205	5.64	12	1.55%	0.00%	(24.03)%
2001	2,313	7.43	17	1.55%	0.00%	(38.62)%
SP Prudential U.S. Emerging Growth Portfolio — Class II
2003	9,775	8.21	80	1.55%	0.00%	39.32%
2002	9,695	5.89	57	1.55%	0.00%	(33.46)%
2001	9,251	8.86	82	1.55%	0.00%	(9.67)%
Rydex Variable Trust:
OTC Fund
2003	458,773	4.81	2,206	1.55%	0.00%	43.17%
2002	374,080	3.36	1,257	1.55%	0.00%	(39.80)%
2001	236,367	5.58	1,319	1.55%	0.00%	(36.19)%
Salomon Brothers Variable Series Fund Inc:
Salomon Brothers Variable All Cap Fund — Class II
2003	118,583	12.93	1,533	1.55%	0.00%	29.25%
Salomon Brothers Variable Investors Fund — Class I
2003	2,228,090	11.61	25,865	1.55%	1.46%	30.29%
2002	2,548,468	8.91	22,707	1.55%	1.07%	(24.24)%
2001	2,548,515	11.76	29,971	1.55%	0.86%	(5.64)%
Salomon Brothers Variable Strategic Bond Fund — Class I
2003	1,636,493	13.15	21,527	1.55%	5.07%	11.48%
2002	1,631,536	11.80	19,252	1.55%	5.67%	7.16%
2001	1,091,102	11.01	12,013	1.55%	5.33%	5.26%

GE LIFE & ANNUITY SEPARATE ACCOUNT 4

Notes to Financial Statements — Continued

December 31, 2003

Type III:	Units	Net Assets		Expenses as a % of Average Net Assets	Investment Income Ratio	Total Return

		Unit Value	000s
Salomon Brothers Variable Total Return Fund — Class I
2003	852,267	$10.76	$9,173	1.55%	1.61%	14.12%
2002	929,915	9.43	8,769	1.55%	1.58%	(8.31)%
2001	780,272	10.29	8,029	1.55%	2.73%	(2.34)%
Van Kampen Life Investment Trust:
Comstock Portfolio — Class II Shares
2003	375,479	10.35	3,888	1.55%	0.38%	28.75%
2002	31,822	8.04	256	1.55%	0.00%	(20.68)%
Emerging Growth Portfolio — Class II Shares
2003	94,221	9.08	856	1.55%	0.00%	25.07%
2002	13,078	7.26	95	1.55%	0.00%	(33.70)%

Type IV:
AIM Variable Insurance Funds:
AIM V.I. Basic Value Fund — Series II Shares
2003	9,830	12.90	127	1.60%	0.00%	28.95%
AIM V.I. Capital Appreciation Fund — Series I Shares
2003	73,176	7.17	525	1.60%	0.00%	27.45%
2002	70,462	5.63	397	1.60%	0.00%	(25.57)%
2001	80,573	7.56	609	1.60%	0.00%	(24.51)%
AIM V.I. Growth Fund — Series I Shares
2003	45,289	5.77	261	1.60%	0.00%	29.15%
2002	31,521	4.46	141	1.60%	0.00%	(32.08)%
2001	29,164	6.57	192	1.60%	0.38%	(34.95)%
AIM V.I. Premier Equity Fund — Series I Shares
2003	135,714	7.35	997	1.60%	0.31%	23.08%
2002	155,557	5.97	929	1.60%	0.37%	(31.37)%
2001	165,666	8.70	1,441	1.60%	0.26%	(13.97)%
The Alger American Fund:
Alger American Growth Portfolio — Class O Shares
2003	817,059	7.58	6,190	1.60%	0.00%	33.01%
2002	936,757	5.70	5,340	1.60%	0.04%	(34.06)%
2001	1,392,133	8.64	12,028	1.60%	0.24%	(13.23)%
Alger American Small Capitalization Portfolio — Class O Shares
2003	430,824	6.93	2,984	1.60%	0.00%	40.07%
2002	368,144	4.94	1,819	1.60%	0.00%	(27.40)%
2001	528,445	6.81	3,599	1.60%	0.05%	(30.65)%
AllianceBernstein Variable Products Series Fund, Inc.:
Growth and Income Portfolio — Class B
2003	564,379	10.45	5,898	1.60%	0.82%	30.08%
2002	471,081	8.03	3,783	1.60%	0.55%	(23.51)%
2001	340,210	10.50	3,572	1.60%	0.42%	(1.46)%
Premier Growth Portfolio — Class B
2003	80,499	6.64	534	1.60%	0.00%	21.40%
2002	73,936	5.47	404	1.60%	0.00%	(31.95)%
2001	68,468	8.03	550	1.60%	0.00%	(18.73)%

GE LIFE & ANNUITY SEPARATE ACCOUNT 4

Notes to Financial Statements — Continued

December 31, 2003

Type IV:	Units	Net Assets		Expenses as a % of Average Net Assets	Investment Income Ratio	Total Return

		Unit Value	000s
Quasar Portfolio — Class B
2003	87,421	$8.84	$772	1.60%	0.00%	46.30%
2002	4,615	6.04	28	1.60%	0.00%	(33.15)%
2001	2,245	9.03	20	1.60%	0.00%	(14.26)%
Technology Portfolio — Class B
2003	3,490	13.17	46	1.60%	0.00%	31.70%
Dreyfus:
Dreyfus Investment Portfolios-Emerging Markets Portfolio — Initial Shares
2002	44,620	9.88	441	1.60%	0.95%	(2.07)%
2001	64,379	10.09	650	1.60%	2.16%	1.66%
The Dreyfus Socially Responsible Growth Fund, Inc. — Initial Shares
2003	15,113	6.54	99	1.60%	0.11%	23.99%
2002	12,416	5.28	66	1.60%	0.24%	(30.08)%
2001	21,440	7.55	162	1.60%	0.08%	(23.82)%
Eaton Vance Variable Trust:
VT Floating-Rate Income Fund
2003	50,865	10.13	515	1.60%	2.23%	1.29%
VT Worldwide Health Sciences Fund
2003	10,439	11.89	124	1.60%	0.00%	18.94%
Federated Insurance Series:
Federated American Leaders Fund II — Primary Shares
2003	219,699	8.82	1,939	1.60%	1.57%	25.66%
2002	218,794	7.02	1,536	1.60%	1.18%	(21.49)%
2001	397,695	8.94	3,555	1.60%	1.38%	(5.75)%
Federated Capital Income Fund II
2003	68,122	6.74	459	1.60%	6.47%	18.75%
2002	100,284	5.68	570	1.60%	5.74%	(25.16)%
2001	129,702	7.59	984	1.60%	3.40%	(15.11)%
Federated High Income Bond Fund II — Primary Shares
2003	399,719	10.30	4,118	1.60%	7.23%	20.27%
2002	141,307	8.57	1,211	1.60%	11.14%	(0.23)%
2001	197,752	8.59	1,699	1.60%	9.59%	(0.25)%
Federated High Income Bond Fund II — Service Shares
2003	356,817	11.90	4,248	1.60%	6.21%	19.85%
2002	115,436	9.93	1,146	1.60%	8.49%	(0.38)%
2001	45,977	9.96	458	1.60%	4.03%	(0.25)%
Federated International Small Company Fund II
2002	6,379	5.65	36	1.60%	0.00%	(18.80)%
2001	16,924	6.96	118	1.60%	0.00%	(31.14)%
Federated Kaufmann Fund II — Service Shares
2003	41,392	13.30	551	1.60%	0.00%	33.00%

GE LIFE & ANNUITY SEPARATE ACCOUNT 4

Notes to Financial Statements — Continued

December 31, 2003

Type IV:	Units	Net Assets		Expenses as a % of Average Net Assets	Investment Income Ratio	Total Return

		Unit Value	000s
Fidelity Variable Insurance Products Fund (VIP):
VIP Equity-Income Portfolio — Initial Class
2003	757,822	$9.75	$7,387	1.60%	1.87%	28.25%
2002	835,392	7.60	6,349	1.60%	1.83%	(18.27)%
2001	917,825	9.30	8,536	1.60%	1.71%	(6.48)%
VIP Equity-Income Portfolio — Service Class 2
2003	396,193	10.21	4,047	1.60%	1.40%	27.95%
2002	367,278	7.98	2,931	1.60%	1.20%	(18.48)%
2001	124,443	9.79	1,218	1.60%	0.26%	(6.75)%
VIP Growth Portfolio — Initial Class
2003	687,007	7.87	5,410	1.60%	0.28%	30.73%
2002	697,045	6.02	4,196	1.60%	0.28%	(31.22)%
2001	1,048,860	8.76	9,188	1.60%	0.08%	(18.97)%
VIP Growth Portfolio — Service Class 2
2003	352,465	7.13	2,512	1.60%	0.10%	30.43%
2002	282,662	5.46	1,543	1.60%	0.12%	(31.41)%
2001	272,129	7.97	2,169	1.60%	0.02%	(19.19)%
VIP Overseas Portfolio — Initial Class
2003	150,134	8.94	1,342	1.60%	0.77%	41.08%
2002	87,301	6.33	553	1.60%	0.78%	(21.55)%
2001	179,907	8.07	1,452	1.60%	5.29%	(22.43)%
Fidelity Variable Insurance Products Fund II (VIP II):
VIP II Asset ManagerSM Portfolio — Initial Class
2003	126,958	9.83	1,248	1.60%	3.73%	16.09%
2002	150,830	8.47	1,278	1.60%	4.25%	(10.19)%
2001	220,652	9.43	2,081	1.60%	4.48%	(5.63)%
VIP II Contrafund® Portfolio — Initial Class
2003	1,083,766	10.10	10,950	1.60%	0.48%	26.41%
2002	985,297	7.99	7,873	1.60%	0.88%	(10.80)%
2001	1,229,421	8.96	11,016	1.60%	0.85%	(13.65)%
VIP II Contrafund® Portfolio — Service Class 2
2003	337,586	9.95	3,360	1.60%	0.25%	26.15%
2002	229,420	7.89	1,810	1.60%	0.58%	(11.05)%
2001	215,181	8.87	1,909	1.60%	0.25%	(13.88)%
Fidelity Variable Insurance Products Fund III (VIP III):
VIP III Growth & Income Portfolio — Initial Class
2003	515,611	8.54	4,403	1.60%	1.19%	21.80%
2002	458,068	7.01	3,211	1.60%	1.44%	(17.95)%
2001	607,616	8.54	5,189	1.60%	1.34%	(10.21)%
VIP III Growth & Income Portfolio — Service Class 2
2003	83,729	8.92	747	1.60%	0.90%	21.47%
2002	66,265	7.34	486	1.60%	1.15%	(18.17)%
2001	103,917	8.97	932	1.60%	0.45%	(10.47)%
VIP III Growth Opportunities Portfolio — Initial Class
2003	190,777	6.68	1,274	1.60%	0.83%	27.80%
2002	204,162	5.22	1,066	1.60%	1.17%	(23.09)%
2001	268,664	6.79	1,824	1.60%	0.43%	(15.80)%

GE LIFE & ANNUITY SEPARATE ACCOUNT 4

Notes to Financial Statements — Continued

December 31, 2003

Type IV:	Units	Net Assets		Expenses as a % of Average Net Assets	Investment Income Ratio	Total Return

		Unit Value	000s
VIP III Mid Cap Portfolio — Service Class 2
2003	345,059	$12.36	$4,263	1.60%	0.21%	36.05%
2002	184,618	9.08	1,676	1.60%	0.67%	(11.46)%
2001	82,604	10.26	848	1.60%	0.00%	(5.06)%
GE Investments Funds, Inc.:
Income Fund
2003	529,614	12.43	6,580	1.60%	3.51%	1.95%
2002	814,908	12.19	9,934	1.60%	3.97%	8.13%
2001	257,747	11.27	2,905	1.60%	5.69%	5.70%
International Equity Fund
2003	136,373	8.25	1,124	1.60%	1.83%	35.71%
2002	103,984	6.08	632	1.60%	0.95%	(25.05)%
2001	121,898	8.11	989	1.60%	1.49%	(22.13)%
Mid-Cap Value Equity Fund
2003	582,397	11.35	6,610	1.60%	1.42%	30.82%
2002	524,430	8.68	4,552	1.60%	0.84%	(15.14)%
2001	532,256	10.22	5,440	1.60%	0.92%	(1.29)%
Money Market Fund
2003	2,170,916	10.83	23,519	1.60%	0.82%	(0.83)%
2002	3,714,284	10.92	40,560	1.60%	1.49%	(0.15)%
2001	4,564,152	10.94	49,932	1.60%	3.77%	2.30%
Premier Growth Equity Fund
2003	727,014	9.64	7,010	1.60%	0.21%	26.86%
2002	482,041	7.60	3,664	1.60%	0.05%	(22.28)%
2001	419,925	9.78	4,107	1.60%	0.11%	(10.60)%
Real Estate Securities Fund
2003	160,984	17.19	2,767	1.60%	3.71%	35.19%
2002	103,220	12.71	1,312	1.60%	4.04%	(2.92)%
2001	93,831	13.10	1,229	1.60%	5.55%	10.04%
S&P 500® Index Fund
2003	2,033,863	8.02	16,309	1.60%	1.39%	26.23%
2002	1,905,073	6.35	12,097	1.60%	1.19%	(23.61)%
2001	2,084,126	8.32	17,340	1.60%	0.99%	(13.68)%
Small-Cap Value Equity Fund
2003	205,028	12.48	2,559	1.60%	0.08%	22.14%
2002	192,153	10.22	1,964	1.60%	0.31%	(15.23)%
2001	108,992	12.05	1,313	1.60%	1.00%	8.20%
Total Return Fund
2003	499,190	10.95	5,466	1.60%	1.69%	18.39%
2002	298,082	9.25	2,757	1.60%	2.28%	(10.76)%
2001	372,552	10.36	3,860	1.60%	2.57%	(4.45)%
U.S. Equity Fund
2003	342,666	8.96	3,069	1.60%	1.00%	21.31%
2002	425,255	7.38	3,138	1.60%	0.92%	(20.55)%
2001	313,046	9.29	2,908	1.60%	0.78%	(9.94)%

GE LIFE & ANNUITY SEPARATE ACCOUNT 4

Notes to Financial Statements — Continued

December 31, 2003

Type IV:	Units	Net Assets		Expenses as a % of Average Net Assets	Investment Income Ratio	Total Return

		Unit Value	000s
Value Equity Fund
2003	250,640	$9.08	$2,277	1.60%	1.55%	22.07%
2002	261,674	7.44	1,947	1.60%	1.11%	(18.88)%
2001	118,284	9.17	1,085	1.60%	1.35%	(10.22)%
Goldman Sachs Variable Insurance Trust:
Goldman Sachs Growth and Income
2003	134,861	8.51	1,148	1.60%	1.40%	22.38%
2002	142,990	6.95	994	1.60%	1.63%	(12.76)%
2001	173,565	7.97	1,383	1.60%	0.50%	(10.79)%
Goldman Sachs Mid Cap Value Fund
2003	393,875	14.98	5,899	1.60%	0.87%	26.34%
2002	411,894	11.85	4,881	1.60%	0.98%	(6.22)%
2001	436,048	12.64	5,512	1.60%	1.14%	10.25%
Greenwich Street Series Fund:
Salomon Brothers Variable Emerging Growth Fund — Class II
2003	5,942	12.56	75	1.60%	0.00%	25.61%
Janus Aspen Series:
Balanced Portfolio — Institutional Shares
2003	856,023	10.55	9,028	1.60%	2.14%	12.23%
2002	1,087,532	9.40	10,223	1.60%	2.34%	(7.94)%
2001	1,591,602	10.21	16,250	1.60%	1.28%	(6.20)%
Balanced Portfolio — Service Shares
2003	294,903	9.83	2,899	1.60%	1.95%	11.91%
2002	337,154	8.79	2,964	1.60%	2.24%	(8.17)%
2001	236,619	9.57	2,264	1.60%	1.81%	(6.43)%
Capital Appreciation Portfolio — Institutional Shares
2003	633,901	8.07	5,116	1.60%	0.47%	18.61%
2002	839,663	6.80	5,710	1.60%	0.54%	(17.02)%
2001	1,245,067	8.20	10,210	1.60%	0.39%	(22.93)%
Capital Appreciation Portfolio — Service Shares
2003	82,050	7.62	625	1.60%	0.24%	18.32%
2002	91,023	6.44	586	1.60%	0.31%	(17.27)%
2001	96,923	7.79	755	1.60%	0.31%	(23.09)%
Flexible Income Portfolio — Institutional Shares
2003	138,865	12.50	1,735	1.60%	4.28%	4.69%
2002	265,752	11.94	3,173	1.60%	4.75%	8.71%
2001	200,610	10.98	2,203	1.60%	3.05%	6.01%
Global Life Sciences Portfolio — Service Shares
2003	58,090	8.05	467	1.60%	0.00%	24.18%
2002	64,305	6.48	417	1.60%	0.00%	(30.68)%
2001	154,798	9.35	1,447	1.60%	0.00%	(18.09)%
Global Technology Portfolio — Service Shares
2003	266,513	3.51	936	1.60%	0.00%	44.14%
2002	291,205	2.44	711	1.60%	0.00%	(41.88)%
2001	275,684	4.19	1,155	1.60%	0.00%	(38.33)%

GE LIFE & ANNUITY SEPARATE ACCOUNT 4

Notes to Financial Statements — Continued

December 31, 2003

Type IV:	Units	Net Assets		Expenses as a % of Average Net Assets	Investment Income Ratio	Total Return

		Unit Value	000s
Growth Portfolio — Institutional Shares
2003	944,140	$7.46	$7,041	1.60%	0.08%	29.63%
2002	1,174,963	5.75	6,756	1.60%	0.00%	(27.69)%
2001	1,819,775	7.96	14,485	1.60%	0.02%	(25.95)%
Growth Portfolio — Service Shares
2003	140,493	6.71	943	1.60%	0.00%	29.39%
2002	85,220	5.19	442	1.60%	0.00%	(27.89)%
2001	121,973	7.19	877	1.60%	0.00%	(26.11)%
International Growth Portfolio — Institutional Shares
2003	403,108	10.30	4,152	1.60%	1.21%	32.76%
2002	565,435	7.76	4,388	1.60%	0.83%	(26.77)%
2001	784,857	10.60	8,319	1.60%	0.34%	(24.47)%
International Growth Portfolio — Service Shares
2003	150,551	7.28	1,097	1.60%	1.16%	32.39%
2002	49,363	5.50	271	1.60%	0.90%	(26.95)%
2001	48,624	7.53	366	1.60%	0.35%	(24.66)%
Mid Cap Growth Portfolio — Institutional Shares
2003	742,675	6.81	5,057	1.60%	0.00%	32.95%
2002	867,195	5.12	4,440	1.60%	0.00%	(29.09)%
2001	1,217,251	7.22	8,789	1.60%	0.00%	(40.43)%
Mid Cap Growth Portfolio — Service Shares
2003	57,225	5.51	315	1.60%	0.00%	32.61%
2002	70,678	4.16	294	1.60%	0.00%	(29.27)%
2001	46,629	5.88	274	1.60%	0.00%	(40.56)%
Worldwide Growth Portfolio — Institutional Shares
2003	784,140	8.48	6,649	1.60%	1.08%	22.01%
2002	1,045,267	6.95	7,265	1.60%	0.82%	(26.69)%
2001	1,487,500	9.48	14,101	1.60%	0.22%	(23.68)%
Worldwide Growth Portfolio — Service Shares
2003	84,265	6.74	568	1.60%	0.83%	21.71%
2002	158,083	5.54	876	1.60%	0.61%	(26.90)%
2001	227,777	7.58	1,727	1.60%	0.12%	(23.86)%
MFS® Variable Insurance Trust:
MFS® Investors Growth Stock Series — Service Class Shares
2003	163,862	6.32	1,035	1.60%	0.00%	20.65%
2002	120,571	5.24	632	1.60%	0.00%	(28.87)%
2001	84,171	7.36	619	1.60%	0.05%	(26.04)%
MFS® Investors Trust Series — Service Class Shares
2003	107,825	7.78	839	1.60%	0.44%	19.89%
2002	93,687	6.49	608	1.60%	0.44%	(22.41)%
2001	61,876	8.36	517	1.60%	0.21%	(17.45)%
MFS® New Discovery Series — Service Class Shares
2003	284,319	8.72	2,480	1.60%	0.00%	31.30%
2002	61,553	6.64	409	1.60%	0.00%	(32.89)%
2001	67,674	9.90	670	1.60%	0.00%	(6.78)%

GE LIFE & ANNUITY SEPARATE ACCOUNT 4

Notes to Financial Statements — Continued

December 31, 2003

Type IV:	Units	Net Assets		Expenses as a % of Average Net Assets	Investment Income Ratio	Total Return

		Unit Value	000s
MFS® Utilities Series — Service Class Shares
2003	53,344	$7.86	$419	1.60%	2.09%	33.41%
2002	45,786	5.89	270	1.60%	2.45%	(24.13)%
2001	41,040	7.76	318	1.60%	1.81%	(25.66)%
Nations Separate Account Trust:
Nations Marsico Growth Portfolio
2003	30,362	12.35	375	1.60%	0.00%	23.50%
Nations Marsico International Opportunities Portfolio
2003	35,656	13.38	477	1.60%	0.01%	33.77%
Oppenheimer Variable Account Funds:
Oppenheimer Aggressive Growth Fund/VA
2003	226,559	8.34	1,890	1.60%	0.00%	23.59%
2002	246,315	6.75	1,660	1.60%	0.73%	(28.95)%
2001	337,019	9.50	3,202	1.60%	0.99%	(32.37)%
Oppenheimer Aggressive Growth Fund/VA — Service Shares
2003	11,755	11.99	141	1.60%	0.00%	19.90%
Oppenheimer Bond Fund/VA
2003	174,744	12.16	2,124	1.60%	6.02%	5.07%
2002	244,092	11.57	2,824	1.60%	7.18%	7.34%
2001	290,069	10.78	3,127	1.60%	6.51%	6.06%
Oppenheimer Capital Appreciation Fund/VA
2003	537,049	10.00	5,371	1.60%	0.39%	28.86%
2002	575,596	7.76	4,467	1.60%	0.66%	(28.03)%
2001	735,051	10.78	7,924	1.60%	0.65%	(13.98)%
Oppenheimer Capital Appreciation Fund/VA — Service Shares
2003	35,817	12.30	440	1.60%	0.00%	22.97%
Oppenheimer Global Securities Fund/VA — Service Shares
2003	316,736	9.88	3,130	1.60%	0.56%	40.58%
2002	236,062	7.03	1,660	1.60%	0.39%	(23.61)%
2001	86,595	9.20	797	1.60%	0.19%	(13.59)%
Oppenheimer High Income Fund/VA
2003	465,002	10.88	5,057	1.60%	7.07%	21.98%
2002	194,552	8.92	1,735	1.60%	11.01%	(3.95)%
2001	178,281	9.28	1,654	1.60%	10.37%	0.33%
Oppenheimer Main Street Fund/VA — Service Shares
2003	222,322	8.77	1,950	1.60%	0.77%	24.42%
2002	176,987	7.05	1,248	1.60%	0.57%	(20.33)%
2001	140,805	8.84	1,245	1.60%	0.20%	(11.72)%
Oppenheimer Main Street Small Cap Fund/VA — Service Shares
2003	24,434	13.70	335	1.60%	0.00%	36.95%
Oppenheimer Multiple Strategies Fund/VA
2003	125,354	11.68	1,464	1.60%	3.04%	22.96%
2002	128,522	9.50	1,221	1.60%	3.69%	(11.83)%
2001	190,985	10.77	2,057	1.60%	3.70%	0.58%

GE LIFE & ANNUITY SEPARATE ACCOUNT 4

Notes to Financial Statements — Continued

December 31, 2003

Type IV:	Units	Net Assets		Expenses as a % of Average Net Assets	Investment Income Ratio	Total Return

		Unit Value	000s
PIMCO Variable Insurance Trust:
Foreign Bond Portfolio — Administrative Class Shares
2003	31,753	$11.64	$370	1.60%	2.67%	0.63%
2002	21,171	11.56	245	1.60%	3.57%	6.46%
2001	23,078	10.86	251	1.60%	4.24%	5.87%
High Yield Portfolio — Administrative Class Shares
2003	363,833	11.97	4,354	1.60%	7.39%	20.89%
2002	87,630	9.90	868	1.60%	8.21%	(2.77)%
2001	67,250	10.18	685	1.60%	8.36%	0.71%
Long-Term U.S. Government Portfolio — Administrative Class Shares
2003	191,002	12.79	2,443	1.60%	3.05%	2.24%
2002	249,990	12.51	3,127	1.60%	7.19%	15.71%
2001	132,087	10.81	1,428	1.60%	4.95%	4.16%
Total Return Portfolio — Administrative Class Shares
2003	983,366	12.07	11,868	1.60%	2.87%	3.36%
2002	807,952	11.68	9,437	1.60%	4.44%	7.33%
2001	397,634	10.88	4,326	1.60%	4.69%	6.63%
The Prudential Series Fund, Inc.:
Jennison Portfolio — Class II
2003	1,838	12.12	22	1.60%	0.00%	21.16%
Rydex Variable Trust:
OTC Fund
2003	44,380	4.80	213	1.60%	0.00%	43.10%
2002	58,597	3.36	197	1.60%	0.00%	(39.83)%
2001	18,702	5.58	104	1.60%	0.00%	(36.22)%
Salomon Brothers Variable Series Fund Inc:
Salomon Brothers Variable Investors Fund — Class I
2003	213,912	10.51	2,247	1.60%	1.46%	30.22%
2002	219,643	8.07	1,773	1.60%	1.07%	(24.28)%
2001	239,512	10.65	2,551	1.60%	0.86%	(5.69)%
Salomon Brothers Variable All Cap Fund — Class II
2003	9,251	12.92	120	1.60%	0.00%	29.21%
Salomon Brothers Variable Strategic Bond Fund — Class I
2003	175,980	13.01	2,290	1.60%	5.07%	11.42%
2002	208,102	11.68	2,431	1.60%	5.67%	7.10%
2001	118,221	10.90	1,289	1.60%	5.33%	5.20%
Salomon Brothers Variable Total Return Fund — Class I
2003	61,672	10.39	641	1.60%	1.61%	14.07%
2002	65,454	9.11	596	1.60%	1.58%	(8.36)%
2001	49,020	9.94	487	1.60%	2.73%	(2.39)%
Van Kampen Life Investment Trust:
Comstock Portfolio — Class II Shares
2003	56,733	10.35	587	1.60%	0.38%	28.68%
2002	36,666	8.04	295	1.60%	0.00%	(20.72)%
Emerging Growth Portfolio — Class II Shares
2003	4,867	9.08	44	1.60%	0.00%	25.01%
2002	1,248	7.26	9	1.60%	0.00%	(33.73)%

GE LIFE & ANNUITY SEPARATE ACCOUNT 4

Notes to Financial Statements — Continued

December 31, 2003

Type V:	Units	Net Assets		Expenses as a % of Average Net Assets	Investment Income Ratio	Total Return
		Unit Value	000s
AIM Variable Insurance Funds:
AIM V.I. Aggressive Growth Fund — Series I Shares
2003	171	$6.59	$1	0.75%	0.00%	25.73%
2002	352	5.24	2	0.75%	0.00%	(23.24)%
2001	1,322	6.83	9	0.75%	0.00%	(26.62)%
AIM V.I. Capital Appreciation Fund — Series I Shares
2003	319	6.11	2	0.75%	0.00%	28.55%
2002	451	4.75	2	0.75%	0.00%	(24.92)%
2001	1,177	6.33	7	0.75%	0.00%	(23.86)%
AIM V.I. Capital Development Fund — Series I Shares
2003	506	10.15	5	0.75%	0.00%	34.34%
2002	623	7.56	5	0.75%	0.00%	(21.95)%
2001	506	9.68	5	0.75%	0.00%	(8.78)%
AIM V.I. Core Equity Fund — Series I Shares
2003	194	7.21	1	0.75%	0.62%	23.48%
2002	240	5.84	1	0.75%	0.72%	(16.22)%
AIM V.I. Global Utilities Fund — Series I Shares
2003	292	6.00	2	0.75%	1.55%	18.14%
2002	300	5.08	2	0.75%	3.97%	(26.09)%
2001	153	6.87	1	0.75%	1.00%	(28.48)%
AIM V.I. Government Securities Fund — Series I Shares
2003	36,083	12.05	435	0.75%	4.30%	0.31%
2002	126,953	12.01	1,525	0.75%	0.12%	8.77%
2001	822	11.05	9	0.75%	5.79%	4.87%
AIM V.I. New Technology Fund — Series I Shares
2003	39,843	2.87	114	0.75%	0.00%	51.24%
2002	3,740	1.90	7	0.75%	0.00%	(45.54)%
2001	15,314	3.49	53	0.75%	9.04%	(47.86)%
Fidelity Variable Insurance Products Fund (VIP):
VIP Overseas Portfolio — Initial Class
2003	1,015	7.82	8	0.75%	0.77%	42.29%
2002	586	5.49	3	0.75%	0.78%	(20.88)%
Fidelity Variable Insurance Products Fund III (VIP III):
VIP III Growth & Income Portfolio — Initial Class
2003	3,518	9.12	32	0.75%	1.19%	22.85%
2002	2,279	7.42	17	0.75%	1.44%	(17.24)%
2001	6,651	8.97	60	0.75%	1.34%	(9.44)%
VIP III Growth Opportunities Portfolio — Initial Class
2003	201	7.54	2	0.75%	0.83%	28.90%
2002	251	5.85	1	0.75%	1.17%	(22.43)%
2001	194	7.54	1	0.75%	0.43%	(15.07)%

GE LIFE & ANNUITY SEPARATE ACCOUNT 4

Notes to Financial Statements — Continued

December 31, 2003

Type V:	Units	Net Assets		Expenses as a % of Average Net Assets	Investment Income Ratio	Total Return
		Unit Value	000s
VIP III Mid Cap Portfolio — Initial Class
2003	4,695	$13.05	$61	0.75%	0.41%	37.60%
2002	3,180	9.49	30	0.75%	0.98%	(10.50)%
2001	2,055	10.60	22	0.75%	0.00%	(3.94)%
GE Investments Funds, Inc.:
Income Fund
2003	3,144	12.63	40	0.75%	3.51%	2.82%
2002	3,525	12.28	43	0.75%	3.97%	9.06%
2001	3,905	11.26	44	0.75%	5.69%	6.62%
International Equity Fund
2003	185	7.19	1	0.75%	1.83%	36.87%
2002	1,579	5.25	8	0.75%	0.95%	(24.40)%
Mid-Cap Value Equity Fund
2003	2,726	12.45	34	0.75%	1.42%	31.94%
2002	1,841	9.43	17	0.75%	0.84%	(14.41)%
2001	2,066	11.02	23	0.75%	0.92%	(0.43)%
Money Market Fund
2003	2,313,412	1.06	2,461	0.75%	0.82%	0.02%
2002	3,495,756	1.06	3,706	0.75%	1.49%	0.71%
2001	1,890,168	1.06	2,004	0.75%	3.77%	3.19%
Premier Growth Equity Fund
2003	1,089	8.78	10	0.75%	0.21%	27.95%
2002	10,053	6.86	69	0.75%	0.05%	(21.61)%
2001	207	8.75	2	0.75%	0.11%	(9.82)%
Real Estate Securities Fund
2003	7,434	15.74	117	0.75%	3.71%	36.35%
2002	8,225	11.55	95	0.75%	4.04%	(2.09)%
2001	3,236	11.79	38	0.75%	5.55%	10.99%
S&P 500® Index Fund
2003	20,532	7.85	161	0.75%	1.39%	27.31%
2002	24,977	6.16	154	0.75%	1.19%	(22.95)%
2001	6,754	8.00	54	0.75%	0.99%	(12.93)%
Total Return Fund
2003	5,419	10.58	57	0.75%	1.69%	19.41%
2002	7,330	8.86	65	0.75%	2.28%	(9.99)%
U.S. Equity Fund
2003	5,542	8.86	49	0.75%	1.00%	22.35%
2002	5,033	7.24	36	0.75%	0.92%	(19.87)%
2001	4,772	9.04	43	0.75%	0.78%	(9.16)%
Janus Aspen Series:
Capital Appreciation Portfolio — Institutional Shares
2003	410	6.68	3	0.75%	0.47%	19.63%
2002	462	5.59	3	0.75%	0.54%	(16.30)%
2001	649	6.67	4	0.75%	0.39%	(22.26)%

GE LIFE & ANNUITY SEPARATE ACCOUNT 4

Notes to Financial Statements — Continued

December 31, 2003

Type V:	Units	Net Assets		Expenses as a % of Average Net Assets	Investment Income Ratio	Total Return
		Unit Value	000s
Core Equity Portfolio — Institutional Shares
2003	360	$8.20	$3	0.75%	0.17%	22.18%
2002	332	6.71	2	0.75%	0.35%	(18.88)%
2001	287	8.27	2	0.75%	0.59%	(12.42)%
Flexible Income Portfolio — Institutional Shares
2003	31,881	12.88	411	0.75%	4.28%	5.60%
2002	46,091	12.20	562	0.75%	4.75%	9.65%
2001	941	11.13	10	0.75%	3.05%	6.93%
International Growth Portfolio — Institutional Shares
2003	430	6.31	3	0.75%	1.21%	33.90%
2002	683	4.71	3	0.75%	0.83%	(26.14)%
2001	320	6.38	2	0.75%	0.34%	(23.81)%

Type VI:
AIM Variable Insurance Funds:
AIM V.I. Basic Value Fund — Series II Shares
2003	105,970	12.90	1,367	1.50%	0.00%	29.04%
AIM V.I. Capital Appreciation Fund — Series I Shares
2003	1,804,935	5.87	10,591	1.50%	0.00%	27.58%
2002	1,662,052	4.60	7,645	1.50%	0.00%	(25.49)%
2001	1,178,042	6.17	7,269	1.50%	0.00%	(24.44)%
AIM V.I. Growth Fund — Series I Shares
2003	1,407,142	4.31	6,059	1.50%	0.00%	29.27%
2002	1,259,858	3.33	4,195	1.50%	0.00%	(32.01)%
2001	860,251	4.90	4,215	1.50%	0.38%	(34.88)%
AIM V.I. Premier Equity Fund — Series I Shares
2003	2,590,484	6.19	16,037	1.50%	0.31%	23.21%
2002	2,944,086	5.02	14,779	1.50%	0.37%	(31.31)%
2001	2,168,360	7.31	15,851	1.50%	0.26%	(13.88)%
AllianceBernstein Variable Products Series Fund, Inc.:
Growth and Income Portfolio — Class B
2003	6,291,612	10.56	66,449	1.50%	0.82%	30.20%
2002	5,560,666	8.11	45,097	1.50%	0.55%	(23.43)%
2001	2,564,812	10.59	27,161	1.50%	0.42%	(1.36)%
Premier Growth Portfolio — Class B
2003	2,454,099	5.40	13,259	1.50%	0.00%	21.52%
2002	2,672,956	4.45	11,895	1.50%	0.00%	(31.88)%
2001	2,070,574	6.53	13,521	1.50%	0.00%	(18.65)%
Quasar Portfolio — Class B
2003	594,269	7.29	4,333	1.50%	0.00%	46.45%
2002	441,575	4.98	2,199	1.50%	0.00%	(33.09)%
2001	332,400	7.44	2,473	1.50%	0.00%	(14.18)%

GE LIFE & ANNUITY SEPARATE ACCOUNT 4

Notes to Financial Statements — Continued

December 31, 2003

Type VI:	Units	Net Assets		Expenses as a % of Average Net Assets	Investment Income Ratio	Total Return
		Unit Value	000s
Technology Portfolio — Class B
2003	61,807	$13.18	$815	1.50%	0.00%	31.78%
American Century Variable Portfolios, Inc.:
VP Income & Growth Fund — Class I
2003	247	12.54	3	1.50%	0.20%	27.42%
VP Ultra Fund — Class I
2003	119	11.85	1	1.50%	0.00%	23.03%
Dreyfus:
Dreyfus Investment Portfolios-Emerging Markets Portfolio — Initial Shares
2002	436,606	7.30	3,187	1.50%	0.95%	(1.98)%
2001	150,127	7.45	1,118	1.50%	2.16%	1.76%
The Dreyfus Socially Responsible Growth Fund, Inc. — Initial Shares
2003	805,524	5.70	4,594	1.50%	0.11%	24.11%
2002	818,129	4.60	3,763	1.50%	0.24%	(30.01)%
2001	675,418	6.57	4,437	1.50%	0.08%	(23.74)%
Eaton Vance Variable Trust:
VT Floating-Rate Income Fund
2003	76,569	10.11	774	1.50%	2.23%	1.42%
VT Income Fund of Boston
2003	2,134	11.12	24	1.50%	0.00%	11.70%
VT Worldwide Health Sciences Fund
2003	158,231	13.32	2,107	1.50%	0.00%	28.03%
Federated Insurance Series:
Federated High Income Bond Fund II — Service Shares
2003	1,277,996	11.01	14,072	1.50%	6.21%	19.97%
2002	809,652	9.18	7,433	1.50%	8.49%	(0.29)%
2001	267,415	9.19	2,458	1.50%	4.03%	(0.15)%
Federated International Small Company Fund II
2002	379,708	4.70	1,785	1.50%	0.00%	(18.72)%
2001	111,247	5.78	643	1.50%	0.00%	(31.07)%
Federated Kaufmann Fund II — Service Shares
2003	342,976	13.31	4,565	1.50%	0.00%	33.09%
Fidelity Variable Insurance Products Fund (VIP):
VIP Equity-Income Portfolio — Service Class 2
2003	3,817,787	10.77	41,128	1.50%	1.40%	28.08%
2002	2,766,772	8.41	23,269	1.50%	1.20%	(18.40)%
2001	1,247,800	10.31	12,865	1.50%	0.26%	(6.66)%
VIP Growth Portfolio — Service Class 2
2003	3,867,958	6.09	23,543	1.50%	0.10%	30.55%
2002	3,350,454	4.66	15,613	1.50%	0.12%	(31.34)%
2001	1,934,977	6.79	13,138	1.50%	0.02%	(19.11)%

GE LIFE & ANNUITY SEPARATE ACCOUNT 4

Notes to Financial Statements — Continued

December 31, 2003

Type VI:	Units	Net Assets		Expenses as a % of Average Net Assets	Investment Income Ratio	Total Return
		Unit Value	000s
Fidelity Variable Insurance Products Fund II (VIP II):
VIP II Contrafund® Portfolio — Service Class 2
2003	3,764,847	$9.09	$34,221	1.50%	0.25%	26.27%
2002	2,682,748	7.20	19,316	1.50%	0.58%	(10.96)%
2001	1,382,517	8.08	11,171	1.50%	0.25%	(13.79)%
Fidelity Variable Insurance Products Fund III (VIP III):
VIP III Dynamic Capital Appreciation Portfolio — Service Class 2
2003	2,147	11.84	25	1.50%	0.00%	18.39%
VIP III Growth & Income Portfolio — Service Class 2
2003	1,296,093	8.73	11,310	1.50%	0.90%	21.59%
2002	1,005,224	7.18	7,218	1.50%	1.15%	(18.09)%
2001	566,471	8.76	4,962	1.50%	0.45%	(10.38)%
VIP III Mid Cap Portfolio — Service Class 2
2003	4,191,431	12.28	51,472	1.50%	0.21%	36.18%
2002	3,315,853	9.02	29,909	1.50%	0.67%	(11.38)%
2001	1,749,762	10.18	17,813	1.50%	0.00%	(4.97)%
Franklin Templeton Variable Insurance Products Trust:
Templeton Foreign Securities Fund — Class 2 Shares
2003	1,243	12.46	15	1.50%	1.70%	30.23%
GE Investments Funds, Inc.:
Income Fund
2003	966,837	10.86	10,501	1.50%	3.51%	2.05%
2002	518,423	10.64	5,516	1.50%	3.97%	8.24%
Mid-Cap Value Equity Fund
2003	3,087,251	12.34	38,109	1.50%	1.42%	30.95%
2002	2,414,851	9.43	22,772	1.50%	0.84%	(15.06)%
2001	952,179	11.10	10,569	1.50%	0.92%	(1.19)%
Money Market Fund
2003	3,852,162	10.41	40,088	1.50%	0.82%	(0.73)%
2002	4,808,269	10.48	50,391	1.50%	1.49%	(0.05)%
2001	2,491,737	10.49	26,138	1.50%	3.77%	2.40%
Premier Growth Equity Fund
2003	2,898,879	8.36	24,234	1.50%	0.21%	26.98%
2002	1,851,265	6.58	12,181	1.50%	0.05%	(22.20)%
2001	679,903	8.46	5,752	1.50%	0.11%	(10.51)%
Real Estate Securities Fund
2003	213,635	12.49	2,668	1.50%	3.71%	24.88%
S&P 500® Index Fund
2003	8,649,924	7.55	65,312	1.50%	1.39%	26.35%
2002	6,212,679	5.98	37,152	1.50%	1.19%	(23.53)%
2001	3,034,072	7.82	23,726	1.50%	0.99%	(13.59)%

GE LIFE & ANNUITY SEPARATE ACCOUNT 4

Notes to Financial Statements — Continued

December 31, 2003

Type VI:	Units	Net Assets		Expenses as a % of Average Net Assets	Investment Income Ratio	Total Return
		Unit Value	000s
Small-Cap Value Equity Fund
2003	2,484,150	$12.77	$31,724	1.50%	0.08%	22.26%
2002	1,979,892	10.45	20,690	1.50%	0.31%	(15.15)%
2001	603,771	12.31	7,432	1.50%	1.00%	8.31%
Total Return Fund
2003	614,846	10.90	6,702	1.50%	1.69%	9.00%
U.S. Equity Fund
2003	2,081,073	8.57	17,831	1.50%	1.00%	21.43%
2002	1,679,606	7.06	11,858	1.50%	0.92%	(20.48)%
2001	596,270	8.87	5,289	1.50%	0.78%	(9.85)%
Value Equity Fund
2003	1,290,905	8.86	11,434	1.50%	1.55%	22.19%
2002	886,780	7.25	6,429	1.50%	1.11%	(18.80)%
2001	321,742	8.93	2,873	1.50%	1.35%	(10.13)%
Greenwich Street Series Fund:
Salomon Brothers Variable Emerging Growth Fund — Class II
2003	76,470	12.57	961	1.50%	0.00%	25.70%
Janus Aspen Series:
Balanced Portfolio — Service Shares
2003	6,256,244	9.28	58,049	1.50%	1.95%	12.02%
2002	4,985,061	8.28	41,276	1.50%	2.24%	(8.07)%
2001	2,682,847	9.01	24,172	1.50%	1.81%	(6.34)%
Capital Appreciation Portfolio — Service Shares
2003	1,782,763	6.38	11,370	1.50%	0.24%	18.43%
2002	1,974,833	5.39	10,644	1.50%	0.31%	(17.19)%
2001	1,732,144	6.50	11,259	1.50%	0.31%	(23.01)%
Global Life Sciences Portfolio — Service Shares
2003	478,853	7.58	3,630	1.50%	0.00%	24.30%
2002	559,790	6.10	3,415	1.50%	0.00%	(30.61)%
2001	490,003	8.79	4,307	1.50%	0.00%	(18.01)%
Global Technology Portfolio — Service Shares
2003	1,112,740	3.45	3,840	1.50%	0.00%	44.28%
2002	1,071,043	2.39	2,560	1.50%	0.00%	(41.82)%
2001	972,418	4.11	3,997	1.50%	0.00%	(38.26)%
Growth Portfolio — Service Shares
2003	1,863,544	5.76	10,730	1.50%	0.00%	29.52%
2002	2,035,353	4.45	9,057	1.50%	0.00%	(27.82)%
2001	1,965,673	6.16	12,109	1.50%	0.00%	(26.03)%
International Growth Portfolio — Service Shares
2003	1,930,931	5.92	11,428	1.50%	1.16%	32.52%
2002	1,779,820	4.47	7,956	1.50%	0.90%	(26.87)%
2001	1,007,056	6.11	6,153	1.50%	0.35%	(24.59)%
Mid Cap Growth Portfolio — Service Shares
2003	2,012,209	3.72	7,485	1.50%	0.00%	32.74%
2002	2,245,993	2.80	6,289	1.50%	0.00%	(29.20)%
2001	1,979,779	3.96	7,840	1.50%	0.00%	(40.50)%

GE LIFE & ANNUITY SEPARATE ACCOUNT 4

Notes to Financial Statements — Continued

December 31, 2003

Type VI:	Units	Net Assets		Expenses as a % of Average Net Assets	Investment Income Ratio	Total Return
		Unit Value	000s
Worldwide Growth Portfolio — Service Shares
2003	2,228,431	$5.56	$12,384	1.50%	0.83%	21.83%
2002	2,503,755	4.56	11,417	1.50%	0.61%	(26.82)%
2001	2,117,193	6.23	13,190	1.50%	0.12%	(23.79)%
J.P. Morgan Series Trust II:
Bond Portfolio
2003	3,051	10.41	32	1.50%	3.62%	2.16%
2002	378	10.19	4	1.50%	0.00%	1.84%
International Opportunities Portfolio
2003	24	12.88	0	1.50%	0.32%	30.47%
Mid Cap Value Portfolio
2003	1,288	12.97	17	1.50%	0.41%	27.68%
2002	368	10.16	4	1.50%	0.00%	1.55%
MFS® Variable Insurance Trust:
MFS® Investors Growth Stock Series — Service Class Shares
2003	2,370,780	5.72	13,568	1.50%	0.00%	20.77%
2002	2,157,083	4.74	10,225	1.50%	0.00%	(28.80)%
2001	1,370,095	6.66	9,125	1.50%	0.05%	(25.97)%
MFS® Investors Trust Series — Service Class Shares
2003	1,311,182	7.58	9,942	1.50%	0.44%	20.01%
2002	1,008,165	6.32	6,372	1.50%	0.44%	(22.34)%
2001	591,306	8.14	4,813	1.50%	0.21%	(17.37)%
MFS® New Discovery Series — Service Class Shares
2003	2,279,851	7.39	16,854	1.50%	0.00%	31.43%
2002	1,656,107	5.62	9,307	1.50%	0.00%	(32.83)%
2001	643,039	8.37	5,382	1.50%	0.00%	(6.68)%
MFS® Total Return Series — Service Class Shares
2003	2,387	11.46	27	1.50%	1.64%	14.27%
MFS® Utilities Series — Service Class Shares
2003	1,772,464	7.72	13,683	1.50%	2.09%	33.54%
2002	1,379,854	5.78	7,976	1.50%	2.45%	(24.06)%
2001	973,433	7.61	7,408	1.50%	1.81%	(25.59)%
Nations Separate Account Trust:
Nations Marsico Growth Portfolio
2003	406,446	12.36	5,023	1.50%	0.00%	23.58%
Nations Marsico International Opportunities Portfolio
2003	230,441	13.39	3,085	1.50%	0.01%	33.86%
Oppenheimer Variable Account Funds:
Oppenheimer Aggressive Growth Fund/VA — Service Shares
2003	31,218	12.00	375	1.50%	0.00%	19.98%

GE LIFE & ANNUITY SEPARATE ACCOUNT 4

Notes to Financial Statements — Continued

December 31, 2003

Type VI:	Units	Net Assets		Expenses as a % of Average Net Assets	Investment Income Ratio	Total Return
		Unit Value	000s
Oppenheimer Capital Appreciation Fund/VA — Service Shares
2003	123,947	$12.76	$1,581	1.50%	0.00%	28.73%
Oppenheimer Global Securities Fund/VA — Service Shares
2003	3,920,479	8.76	34,348	1.50%	0.56%	40.72%
2002	2,869,699	6.23	17,878	1.50%	0.39%	(23.53)%
2001	1,175,084	8.14	9,565	1.50%	0.19%	(13.50)%
Oppenheimer Main Street Fund/VA — Service Shares
2003	3,157,518	7.93	25,035	1.50%	0.77%	24.54%
2002	2,417,368	6.37	15,399	1.50%	0.57%	(20.25)%
2001	1,249,865	7.98	9,974	1.50%	0.20%	(11.63)%
Oppenheimer Main Street Small Cap Fund/VA — Service Shares
2003	153,150	13.39	2,051	1.50%	0.00%	42.08%
PIMCO Variable Insurance Trust:
Foreign Bond Portfolio — Administrative Class Shares
2003	467,831	11.82	5,530	1.50%	2.67%	0.73%
2002	332,618	11.74	3,905	1.50%	3.57%	6.57%
2001	60,992	11.01	672	1.50%	4.24%	5.97%
High Yield Portfolio — Administrative Class Shares
2003	3,059,826	11.79	36,065	1.50%	7.39%	21.01%
2002	1,559,690	9.74	15,191	1.50%	8.21%	(2.67)%
2001	455,975	10.01	4,564	1.50%	8.36%	0.81%
Long-Term U.S. Government Portfolio — Administrative Class Shares
2003	1,894,983	13.73	26,012	1.50%	3.05%	2.34%
2002	2,265,357	13.41	30,378	1.50%	7.19%	15.82%
2001	734,864	11.58	8,510	1.50%	4.95%	4.26%
Total Return Portfolio — Administrative Class Shares
2003	7,871,654	12.55	98,801	1.50%	2.87%	3.46%
2002	6,050,592	12.13	73,394	1.50%	4.44%	7.43%
2001	1,662,057	11.29	18,765	1.50%	4.69%	6.74%
The Prudential Series Fund, Inc.:
Jennison Portfolio — Class II
2003	1,465	12.12	18	1.50%	0.00%	21.24%
Jennison 20/20 Focus Portfolio — Class II
2003	1,058	12.33	13	1.50%	0.00%	23.31%
Rydex Variable Trust:
OTC Fund
2003	2,012,893	3.35	6,752	1.50%	0.00%	43.24%
2002	1,244,185	2.34	2,911	1.50%	0.00%	(39.77)%
2001	985,138	3.89	3,832	1.50%	0.00%	(36.16)%

GE LIFE & ANNUITY SEPARATE ACCOUNT 4

Notes to Financial Statements — Continued

December 31, 2003

Type VI:	Units	Net Assets		Expenses as a % of Average Net Assets	Investment Income Ratio	Total Return
		Unit Value	000s
Salomon Brothers Variable Series Fund Inc:
Salomon Brothers Variable All Cap Fund — Class II
2003	227,655	$12.93	$2,943	1.50%	0.00%	29.29%
Scudder Variable Series II:
Scudder Technology Growth Portfolio — Class B Shares
2003	115	14.98	2	1.50%	0.00%	43.99%
Van Kampen Life Investment Trust:
Comstock Portfolio — Class II Shares
2003	1,196,175	10.36	12,396	1.50%	0.38%	28.81%
2002	221,211	8.05	1,781	1.50%	0.00%	(20.65)%
Emerging Growth Portfolio — Class II Shares
2003	398,198	9.09	3,620	1.50%	0.00%	25.13%
2002	74,860	7.26	543	1.50%	0.00%	(33.67)%

Type VII:
AIM Variable Insurance Funds:
AIM V.I. Basic Value Fund — Series II Shares
2003	60,892	12.89	785	1.70%	0.00%	28.86%
AIM V.I. Capital Appreciation Fund — Series I Shares
2003	753,640	5.83	4,391	1.70%	0.00%	27.32%
2002	490,960	4.58	2,249	1.70%	0.00%	(25.64)%
2001	409,321	6.15	2,517	1.70%	0.00%	(24.59)%
AIM V.I. Growth Fund — Series I Shares
2003	499,360	4.28	2,135	1.70%	0.00%	29.01%
2002	429,559	3.31	1,422	1.70%	0.00%	(32.15)%
2001	351,148	4.88	1,714	1.70%	0.38%	(35.02)%
AIM V.I. Premier Equity Fund — Series I Shares
2003	1,001,733	6.15	6,157	1.70%	0.31%	22.96%
2002	1,063,872	5.00	5,319	1.70%	0.37%	(31.45)%
2001	818,340	7.29	5,966	1.70%	0.26%	(14.06)%
AllianceBernstein Variable Products Series Fund, Inc.:
Growth and Income Portfolio — Class B
2003	2,585,197	10.49	27,110	1.70%	0.82%	29.94%
2002	1,951,504	8.07	15,749	1.70%	0.55%	(23.59)%
2001	825,837	10.56	8,721	1.70%	0.42%	(1.56)%
Premier Growth Portfolio — Class B
2003	1,076,259	5.36	5,773	1.70%	0.00%	21.27%
2002	1,159,015	4.42	5,123	1.70%	0.00%	(32.02)%
2001	813,964	6.51	5,299	1.70%	0.00%	(18.81)%
Quasar Portfolio — Class B
2003	196,320	7.24	1,421	1.70%	0.00%	46.15%
2002	134,844	4.95	667	1.70%	0.00%	(33.22)%
2001	62,503	7.42	464	1.70%	0.00%	(14.35)%
Technology Portfolio — Class B
2003	10,640	13.50	144	1.70%	0.00%	41.35%

GE LIFE & ANNUITY SEPARATE ACCOUNT 4

Notes to Financial Statements — Continued

December 31, 2003

Type VII:	Units	Net Assets		Expenses as a % of Average Net Assets	Investment Income Ratio	Total Return
		Unit Value	000s
Dreyfus:
Dreyfus Investment Portfolios-Emerging Markets Portfolio — Initial Shares
2002	76,583	$7.26	$556	1.70%	0.95%	(2.17)%
2001	63,965	7.43	475	1.70%	2.16%	1.55%
The Dreyfus Socially Responsible Growth Fund, Inc. — Initial Shares
2003	137,028	5.66	776	1.70%	0.11%	23.86%
2002	146,590	4.57	670	1.70%	0.24%	(30.16)%
2001	127,492	6.55	835	1.70%	0.08%	(23.90)%
Eaton Vance Variable Trust:
VT Floating-Rate Income Fund
2003	132,120	10.08	1,332	1.70%	2.23%	1.21%
2002	208	9.96	2	1.70%	0.00%	(0.41)%
VT Worldwide Health Sciences Fund
2003	61,139	12.81	783	1.70%	0.00%	27.77%
2002	3,029	10.03	30	1.70%	0.00%	(.29)%
Federated Insurance Series:
Federated High Income Bond Fund II — Service Shares
2003	705,085	10.93	7,709	1.70%	6.21%	19.72%
2002	368,364	9.13	3,363	1.70%	8.49%	(0.49)%
2001	143,887	9.16	1,318	1.70%	4.03%	(0.36)%
Federated International Small Company Fund II
2002	67,435	4.67	315	1.70%	0.00%	(18.88)%
2001	23,627	5.76	136	1.70%	0.00%	(31.21)%
Federated Kaufmann Fund II — Service Shares
2003	150,615	13.29	2,002	1.70%	0.00%	32.91%
Fidelity Variable Insurance Products Fund (VIP):
VIP Equity-Income Portfolio — Service Class 2
2003	2,023,475	10.70	21,644	1.70%	1.40%	27.82%
2002	1,288,935	8.37	10,788	1.70%	1.20%	(18.56)%
2001	570,855	10.28	5,868	1.70%	0.26%	(6.85)%
VIP Growth Portfolio — Service Class 2
2003	1,629,161	6.04	9,846	1.70%	0.10%	30.29%
2002	974,269	4.64	4,521	1.70%	0.12%	(31.48)%
2001	603,088	6.77	4,083	1.70%	0.02%	(19.27)%
Fidelity Variable Insurance Products Fund II (VIP II):
VIP II Contrafund® Portfolio — Service Class 2
2003	1,707,386	9.03	15,409	1.70%	0.25%	26.02%
2002	918,624	7.16	6,577	1.70%	0.58%	(11.14)%
2001	476,256	8.06	3,839	1.70%	0.25%	(13.97)%
Fidelity Variable Insurance Products Fund III (VIP III):
VIP III Dynamic Capital Appreciation Portfolio — Service Class 2
2003	1,184	11.82	14	1.70%	0.00%	18.23%

GE LIFE & ANNUITY SEPARATE ACCOUNT 4

Notes to Financial Statements — Continued

December 31, 2003

Type VII:	Units	Net Assets		Expenses as a % of Average Net Assets	Investment Income Ratio	Total Return
		Unit Value	000s
VIP III Growth & Income Portfolio — Service Class 2
2003	661,374	$8.66	$5,730	1.70%	0.90%	21.35%
2002	503,223	7.14	3,593	1.70%	1.15%	(18.26)%
2001	280,032	8.74	2,447	1.70%	0.45%	(10.56)%
VIP III Mid Cap Portfolio — Service Class 2
2003	1,539,654	12.19	18,773	1.70%	0.21%	35.90%
2002	889,218	8.97	7,976	1.70%	0.67%	(11.56)%
2001	403,825	10.14	4,096	1.70%	0.00%	(5.16)%
GE Investments Funds, Inc.:
Income Fund
2003	693,037	10.82	7,502	1.70%	3.51%	1.84%
2002	216,173	10.63	2,298	1.70%	3.97%	8.02%
Mid-Cap Value Equity Fund
2003	1,248,595	12.26	15,303	1.70%	1.42%	30.68%
2002	785,521	9.38	7,368	1.70%	0.84%	(15.23)%
2001	319,791	11.06	3,537	1.70%	0.92%	(1.39)%
Money Market Fund
2003	1,519,238	10.33	15,698	1.70%	0.82%	(0.93)%
2002	1,689,357	10.43	17,620	1.70%	1.49%	(0.25)%
2001	671,871	10.46	7,028	1.70%	3.77%	2.19%
Premier Growth Equity Fund
2003	1,138,946	8.30	9,454	1.70%	0.21%	26.73%
2002	454,718	6.55	2,978	1.70%	0.05%	(22.36)%
2001	203,781	8.44	1,720	1.70%	0.11%	(10.69)%
Real Estate Securities Fund
2003	75,216	12.47	938	1.70%	3.71%	24.71%
S&P 500® Index Fund
2003	3,607,380	7.50	27,045	1.70%	1.39%	26.10%
2002	2,153,221	5.95	12,812	1.70%	1.19%	(23.69)%
2001	1,104,277	7.79	8,602	1.70%	0.99%	(13.77)%
Small-Cap Value Equity Fund
2003	917,681	12.68	11,636	1.70%	0.08%	22.01%
2002	528,246	10.39	5,488	1.70%	0.31%	(15.32)%
2001	181,000	12.27	2,221	1.70%	1.00%	8.09%
Total Return Fund
2003	492,594	11.42	5,624	1.70%	1.69%	14.17%
U.S. Equity Fund
2003	1,186,382	8.51	10,093	1.70%	1.00%	21.18%
2002	791,025	7.02	5,553	1.70%	0.92%	(20.64)%
2001	374,328	8.85	3,313	1.70%	0.78%	(10.04)%
Value Equity Fund
2003	629,017	8.79	5,532	1.70%	1.55%	21.95%
2002	400,281	7.21	2,886	1.70%	1.11%	(18.97)%
2001	172,412	8.90	1,534	1.70%	1.35%	(10.31)%

GE LIFE & ANNUITY SEPARATE ACCOUNT 4

Notes to Financial Statements — Continued

December 31, 2003

Type VII:	Units	Net Assets		Expenses as a % of Average Net Assets	Investment Income Ratio	Total Return
		Unit Value	000s
Greenwich Street Series Fund:
Salomon Brothers Variable Emerging Growth Fund — Class II
2003	17,895	$12.55	$225	1.70%	0.00%	25.53%
Janus Aspen Series:
Balanced Portfolio — Service Shares
2003	2,748,253	9.21	25,319	1.70%	1.95%	11.79%
2002	1,917,665	8.24	15,802	1.70%	2.24%	(8.26)%
2001	972,626	8.98	8,734	1.70%	1.81%	(6.53)%
Capital Appreciation Portfolio — Service Shares
2003	537,768	6.33	3,405	1.70%	0.24%	18.19%
2002	425,478	5.36	2,281	1.70%	0.31%	(17.36)%
2001	362,926	6.48	2,352	1.70%	0.31%	(23.17)%
Global Life Sciences Portfolio — Service Shares
2003	100,391	7.53	756	1.70%	0.00%	24.05%
2002	101,020	6.07	613	1.70%	0.00%	(30.75)%
2001	103,526	8.76	907	1.70%	0.00%	(18.18)%
Global Technology Portfolio — Service Shares
2003	467,996	3.43	1,604	1.70%	0.00%	43.99%
2002	318,267	2.38	757	1.70%	0.00%	(41.94)%
2001	185,853	4.10	762	1.70%	0.00%	(38.39)%
Growth Portfolio — Service Shares
2003	585,098	5.72	3,345	1.70%	0.00%	29.26%
2002	609,116	4.42	2,692	1.70%	0.00%	(27.97)%
2001	521,222	6.14	3,200	1.70%	0.00%	(26.19)%
International Growth Portfolio — Service Shares
2003	593,422	5.88	3,487	1.70%	1.16%	32.25%
2002	447,171	4.44	1,985	1.70%	0.90%	(27.02)%
2001	264,963	6.09	1,614	1.70%	0.35%	(24.74)%
Mid Cap Growth Portfolio — Service Shares
2003	488,442	3.69	1,804	1.70%	0.00%	32.48%
2002	458,916	2.79	1,280	1.70%	0.00%	(29.34)%
2001	386,562	3.95	1,527	1.70%	0.00%	(40.63)%
Worldwide Growth Portfolio — Service Shares
2003	831,929	5.52	4,590	1.70%	0.83%	21.58%
2002	844,883	4.54	3,836	1.70%	0.61%	(26.97)%
2001	629,158	6.21	3,907	1.70%	0.12%	(23.94)%
MFS® Variable Insurance Trust:
MFS® Investors Growth Stock Series — Service Class Shares
2003	736,265	5.68	4,184	1.70%	0.00%	20.52%
2002	576,645	4.71	2,716	1.70%	0.00%	(28.95)%
2001	331,541	6.64	2,201	1.70%	0.05%	(26.12)%
MFS® Investors Trust Series — Service Class Shares
2003	492,435	7.53	3,707	1.70%	0.44%	19.77%
2002	376,910	6.29	2,371	1.70%	0.44%	(22.50)%
2001	241,953	8.11	1,962	1.70%	0.21%	(17.54)%

GE LIFE & ANNUITY SEPARATE ACCOUNT 4

Notes to Financial Statements — Continued

December 31, 2003

Type VII:	Units	Net Assets		Expenses as a % of Average Net Assets	Investment Income Ratio	Total Return
		Unit Value	000s
MFS® New Discovery Series — Service Class Shares
2003	781,828	$7.34	$5,739	1.70%	0.00%	31.16%
2002	411,289	5.60	2,303	1.70%	0.00%	(32.96)%
2001	155,938	8.35	1,302	1.70%	0.00%	(6.88)%
MFS® Utilities Series — Service Class Shares
2003	730,480	7.66	5,599	1.70%	2.09%	33.27%
2002	501,656	5.75	2,885	1.70%	2.45%	(24.21)%
2001	303,903	7.59	2,307	1.70%	1.81%	(25.74)%
Nations Separate Account Trust:
Nations Marsico Growth Portfolio
2003	290,217	12.34	3,582	1.70%	0.00%	23.41%
Nations Marsico International Opportunities Portfolio
2003	115,018	13.37	1,538	1.70%	0.01%	33.68%
Oppenheimer Variable Account Funds:
Oppenheimer Aggressive Growth Fund/VA — Service Shares
2003	17,789	11.94	212	1.70%	0.00%	23.34%
Oppenheimer Bond Fund/VA
Oppenheimer Capital Appreciation Fund/VA — Service Shares
2003	56,951	12.44	709	1.70%	0.00%	28.47%
2002	100	9.69	1	1.70%	0.00%	(3.13)%
Oppenheimer Global Securities Fund/VA — Service Shares
2003	1,142,590	8.70	9,939	1.70%	0.56%	40.43%
2002	691,046	6.19	4,278	1.70%	0.39%	(23.69)%
2001	276,877	8.12	2,248	1.70%	0.19%	(13.68)%
Oppenheimer Main Street Fund/VA — Service Shares
2003	1,385,950	7.87	10,911	1.70%	0.77%	24.29%
2002	1,005,473	6.33	6,365	1.70%	0.57%	(20.41)%
2001	473,200	7.95	3,762	1.70%	0.20%	(11.81)%
Oppenheimer Main Street Small Cap Fund/VA — Service Shares
2003	120,040	13.32	1,599	1.70%	0.00%	41.79%
PIMCO Variable Insurance Trust:
Foreign Bond Portfolio — Administrative Class Shares
2003	154,491	11.74	1,813	1.70%	2.67%	0.52%
2002	82,184	11.68	960	1.70%	3.57%	6.35%
2001	16,136	10.98	177	1.70%	4.24%	5.76%
High Yield Portfolio — Administrative Class Shares
2003	1,522,099	11.70	17,813	1.70%	7.39%	20.76%
2002	541,743	9.69	5,249	1.70%	8.21%	(2.87)%
2001	207,597	9.98	2,072	1.70%	8.36%	0.60%

GE LIFE & ANNUITY SEPARATE ACCOUNT 4

Notes to Financial Statements — Continued

December 31, 2003

Type VII:	Units	Net Assets		Expenses as a % of Average Net Assets	Investment Income Ratio	Total Return
		Unit Value	000s
Long-Term U.S. Government Portfolio — Administrative Class Shares
2003	1,205,322	$13.63	$16,428	1.70%	3.05%	2.13%
2002	1,088,846	13.35	14,536	1.70%	7.19%	15.58%
2001	386,285	11.55	4,462	1.70%	4.95%	4.05%
Total Return Portfolio — Administrative Class Shares
2003	4,353,956	12.46	54,261	1.70%	2.87%	3.25%
2002	2,751,630	12.07	33,212	1.70%	4.44%	7.22%
2001	810,937	11.26	9,131	1.70%	4.69%	6.52%
The Prudential Series Fund, Inc.:
Jennison Portfolio — Class II
2003	1,832	12.11	22	1.70%	0.00%	21.08%
Jennison 20/20 Focus Portfolio — Class II
2003	2,027	12.31	25	1.70%	0.00%	23.14%
Rydex Variable Trust:
OTC Fund
2003	825,009	3.33	2,748	1.70%	0.00%	42.95%
2002	329,408	2.33	768	1.70%	0.00%	(39.89)%
2001	239,875	3.88	931	1.70%	0.00%	(36.29)%
Salomon Brothers Variable Series Fund Inc:
Salomon Brothers Variable All Cap Fund — Class II
2003	112,510	12.91	1,453	1.70%	0.00%	29.12%
Van Kampen Life Investment Trust:
Comstock Portfolio — Class II Shares
2003	667,800	10.33	6,897	1.70%	0.38%	28.55%
2002	130,719	8.03	1,050	1.70%	0.00%	(20.81)%
Emerging Growth Portfolio — Class II Shares
2003	162,892	9.06	1,476	1.70%	0.00%	24.88%
2002	28,218	7.25	205	1.70%	0.00%	(33.80)%

Type VIII:
GE Investments Funds, Inc.:
Total Return Fund
2003	4,540,351	10.90	49,490	1.50%	1.69%	18.48%
2002	616,931	9.20	5,676	1.50%	2.28%	(8.01)%

Type IX:
AIM Variable Insurance Funds:
AIM V.I. Basic Value Fund — Series II Shares
2003	197,609	12.91	2,551	1.45%	0.00%	29.08%
AIM V.I. Capital Appreciation Fund — Series I Shares
2003	56,467	12.27	693	1.45%	0.00%	22.74%
AIM V.I. Premier Equity Fund — Series I Shares
2003	38,071	11.79	449	1.45%	0.31%	17.91%

GE LIFE & ANNUITY SEPARATE ACCOUNT 4

Notes to Financial Statements — Continued

December 31, 2003

Type IX:	Units	Net Assets		Expenses as a % of Average Net Assets	Investment Income Ratio	Total Return
		Unit Value	000s
AllianceBernstein Variable Products Series Fund, Inc.:
Growth and Income Portfolio — Class B
2003	564,218	$12.30	$6,940	1.45%	0.82%	22.99%
Premier Growth Portfolio — Class B
2003	73,654	11.50	847	1.45%	0.00%	14.99%
Technology Portfolio — Class B
2003	72,698	13.18	958	1.45%	0.00%	31.83%
Eaton Vance Variable Trust:
VT Floating-Rate Income Fund
2003	352,412	10.14	3,573	1.45%	2.23%	1.39%
VT Worldwide Health Sciences Fund
2003	126,289	11.91	1,504	1.45%	0.00%	19.06%
Federated Insurance Series:
Federated High Income Bond Fund II — Service Shares
2003	171,365	10.99	1,884	1.45%	6.21%	9.92%
Federated Kaufmann Fund II — Service Shares
2003	256,511	13.31	3,415	1.45%	0.00%	33.13%
Fidelity Variable Insurance Products Fund (VIP):
VIP Equity-Income Portfolio — Service Class 2
2003	570,477	12.58	7,178	1.45%	1.40%	25.83%
VIP Growth Portfolio — Service Class 2
2003	357,532	12.45	4,452	1.45%	0.10%	24.53%
Fidelity Variable Insurance Products Fund II (VIP II):
VIP II Contrafund® Portfolio — Service Class 2
2003	413,897	12.40	5,130	1.45%	0.25%	23.95%
Fidelity Variable Insurance Products Fund III (VIP III):
VIP III Dynamic Capital Appreciation Portfolio — Service Class 2
2003	10,231	11.84	121	1.45%	0.00%	18.43%
VIP III Growth & Income Portfolio — Service Class 2
2003	163,238	11.45	1,869	1.45%	0.90%	14.51%
VIP III Mid Cap Portfolio — Service Class 2
2003	573,236	13.93	7,985	1.45%	0.21%	39.31%
GE Investments Funds, Inc.:
Income Fund
2003	401,810	10.03	4,032	1.45%	3.51%	0.34%
Mid-Cap Value Equity Fund
2003	338,175	12.90	4,363	1.45%	1.42%	29.03%
Money Market Fund
2003	635,992	9.95	6,327	1.45%	0.82%	(0.52)%
Premier Growth Equity Fund
2003	515,742	12.11	6,245	1.45%	0.21%	21.09%
Real Estate Securities Fund
2003	194,020	12.49	2,424	1.45%	3.71%	24.92%
S&P 500® Index Fund
2003	873,981	12.14	10,610	1.45%	1.39%	21.40%

GE LIFE & ANNUITY SEPARATE ACCOUNT 4

Notes to Financial Statements — Continued

December 31, 2003

Type IX:	Units	Net Assets		Expenses as a % of Average Net Assets	Investment Income Ratio	Total Return
		Unit Value	000s
Small-Cap Value Equity Fund
2003	333,700	$12.83	$4,281	1.45%	0.08%	28.28%
Total Return Fund
2003	1,658,489	11.44	18,967	1.45%	1.69%	14.37%
U.S. Equity Fund
2003	246,040	11.75	2,890	1.45%	1.00%	17.47%
Value Equity Fund
2003	130,426	11.87	1,548	1.45%	1.55%	18.66%
Greenwich Street Series Fund:
Salomon Brothers Variable Emerging Growth Fund — Class II
2003	42,051	12.57	529	1.45%	0.00%	25.74%
Janus Aspen Series:
Balanced Portfolio — Service Shares
2003	323,459	10.92	3,533	1.45%	1.95%	9.24%
Capital Appreciation Portfolio — Service Shares
2003	65,234	11.66	760	1.45%	0.24%	16.56%
International Growth Portfolio — Service Shares
2003	84,483	13.56	1,146	1.45%	1.16%	35.60%
MFS® Variable Insurance Trust:
MFS® Investors Growth Stock Series — Service Class Shares
2003	164,342	11.47	1,885	1.45%	0.00%	14.69%
MFS® Investors Trust Series — Service Class Shares
2003	97,273	11.68	1,136	1.45%	0.44%	16.77%
MFS® New Discovery Series — Service Class Shares
2003	193,803	12.74	2,468	1.45%	0.00%	27.35%
MFS® Utilities Series — Service Class Shares
2003	125,205	12.29	1,538	1.45%	2.09%	22.88%
Nations Separate Account Trust:
Nations Marsico Growth Portfolio
2003	346,671	12.36	4,286	1.45%	0.00%	23.62%
Nations Marsico International Opportunities Portfolio
2003	155,646	13.39	2,084	1.45%	0.01%	33.90%
Oppenheimer Variable Account Funds:
Oppenheimer Aggressive Growth Fund/VA — Service Shares
2003	65,369	12.00	785	1.45%	0.00%	20.02%
Oppenheimer Capital Appreciation Fund/VA — Service Shares
2003	183,859	12.31	2,263	1.45%	0.00%	23.09%
Oppenheimer Global Securities Fund/VA — Service Shares
2003	352,598	14.14	4,986	1.45%	0.56%	41.41%

GE LIFE & ANNUITY SEPARATE ACCOUNT 4

Notes to Financial Statements — Continued

December 31, 2003

Type IX:	Units	Net Assets		Expenses as a % of Average Net Assets	Investment Income Ratio	Total Return
		Unit Value	000s
Oppenheimer Main Street Fund/VA — Service Shares
2003	194,738	$12.09	$2,355	1.45%	0.77%	20.94%
Oppenheimer Main Street Small Cap Fund/VA — Service Shares
2003	162,753	13.71	2,231	1.45%	0.00%	37.09%
PIMCO Variable Insurance Trust:
High Yield Portfolio — Administrative Class Shares
2003	695,216	10.86	7,553	1.45%	7.39%	8.64%
Long-Term U.S. Government Portfolio — Administrative Class Shares
2003	272,805	10.06	2,743	1.45%	3.05%	0.55%
Total Return Portfolio — Administrative Class Shares
2003	1,323,651	10.10	13,366	1.45%	2.87%	0.98%
The Prudential Series Fund, Inc.:
Jennison Portfolio — Class II
2003	10,293	12.13	125	1.45%	0.00%	21.28%
Jennison 20/20 Focus Portfolio — Class II
2003	547	12.34	7	1.45%	0.00%	23.35%
Rydex Variable Trust:
OTC Fund
2003	75,902	12.80	972	1.45%	0.00%	28.02%
Salomon Brothers Variable Series Fund Inc:
Salomon Brothers Variable All Cap Fund — Class II
2003	82,461	12.93	1,067	1.45%	0.00%	29.34%
Van Kampen Life Investment Trust:
Comstock Portfolio — Class II Shares
2003	391,710	12.51	4,901	1.45%	0.38%	25.12%
Emerging Growth Portfolio — Class II Shares
2003	95,304	11.84	1,128	1.45%	0.00%	18.41%